UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07076

                           Wilshire Mutual Funds, Inc.
               (Exact name of registrant as specified in charter)
                                    --------


                        Wilshire Associates Incorporated
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
               (Address of principal executive offices) (Zip code)

                           Lawrence Davanzo, President
                          1299 Ocean Avenue, Suite 700
                           Santa Monica, CA 90401-1085
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 310-260-6639

                   Date of fiscal year end: December 31, 2010

                    Date of reporting period: March 31, 2010

Item 1.   Schedule of Investments



Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                    March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
COMMON STOCK -- 98.8% ++
Consumer Discretionary -- 12.1%
     2,500 Abercrombie & Fitch Co., Class A .....................   $    114,100
    19,450 Aeropostale, Inc. + ..................................        560,743
    12,310 Amazon.com, Inc. + ...................................      1,670,836
    11,730 American Eagle Outfitters, Inc. ......................        217,240
     2,670 Autoliv, Inc. ........................................        137,585
     6,200 Barnes & Noble, Inc. .................................        134,044
    10,344 Best Buy Co., Inc. ...................................        440,034
     6,600 Big Lots, Inc. + .....................................        240,372
     2,925 BorgWarner, Inc. + ...................................        111,677
     1,900 Brinker International, Inc. ..........................         36,632
     2,000 Cablevision Systems Corp., Class A ...................         48,280
     1,600 Career Education Corp. + .............................         50,624
     8,200 CBS Corp., Class B ...................................        114,308
     4,700 Coach, Inc. ..........................................        185,744
     4,510 Dick's Sporting Goods, Inc. + ........................        117,756
    15,570 DIRECTV, Class A +                                            526,422
     1,800 Discovery Communications, Inc.,
           Class C + ............................................         52,938
     2,700 DISH Network Corp., Class A ..........................         56,214
    16,200 Dollar Tree, Inc. + ..................................        959,364
     4,000 Expedia, Inc. ........................................         99,840
    13,100 Family Dollar Stores, Inc. ...........................        479,591
    22,600 Foot Locker, Inc. ....................................        339,904
       100 GameStop Corp., Class A + ............................          2,191
     6,300 Gannett Co., Inc. ....................................        104,076
    17,000 Gap, Inc. (The) ......................................        392,870
     4,300 Garmin, Ltd. .........................................        165,464
     1,100 Gentex Corp. .........................................         21,362
     1,200 Goodyear Tire & Rubber Co. (The) + ...................         15,168
       600 H&R Block, Inc. ......................................         10,680
     5,900 Harley-Davidson, Inc. ................................        165,613
     4,500 International Game Technology ........................         83,025
     7,000 Interpublic Group of Cos., Inc. + ....................         58,240
     3,700 Jarden Corp. .........................................        123,173
     9,870 Johnson Controls, Inc. ...............................        325,611
     3,200 KB Home ..............................................         53,600
     9,310 Kohl's Corp. + .......................................        510,002
    12,400 Las Vegas Sands Corp. + ..............................        262,260
    11,700 Leggett & Platt, Inc. ................................        253,188
    14,700 Lennar Corp., Class A ................................        252,987
     6,700 Liberty Global, Inc., Class A + ......................        195,372
    68,300 Lowe's Cos., Inc. ....................................      1,655,592
     2,000 Ltd. Brands, Inc. ....................................         49,240
     5,713 Marriott International, Inc., Class A ................        180,074
     3,600 Mattel, Inc. .........................................         81,864
    46,153 McDonald's Corp. .....................................      3,079,328
     1,800 MDC Holdings, Inc. ...................................         62,298
     2,300 Morningstar, Inc. + ..................................        110,607
       700 NetFlix, Inc. + ......................................         51,618
     3,800 Newell Rubbermaid, Inc. ..............................         57,760
       700 News Corp., Class A ..................................         10,087
     8,850 NIKE, Inc., Class B ..................................        650,475
     3,300 Nordstrom, Inc. ......................................        134,805
    21,000 Office Depot, Inc. + .................................        167,580
     7,675 Omnicom Group, Inc. ..................................        297,867
    10,100 Penske Auto Group, Inc. + ............................        145,642
       900 PetSmart, Inc. .......................................         28,764
       800 Phillips-Van Heusen Corp. ............................         45,888
     2,000 priceline.com, Inc. + ................................        510,000
    10,722 Pulte Group, Inc. + ..................................        120,622
    10,000 RadioShack Corp. .....................................        226,300
     1,400 Royal Caribbean Cruises, Ltd. + ......................         46,186



   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
     6,300 Scripps Networks Interactive, Inc.,
           Class A ..............................................  $     279,405
     4,700 Sears Holdings Corp. + ...............................        509,621
    11,600 Service Corp. International ..........................        106,488
       217 Strayer Education, Inc. ..............................         52,844
    41,650 Target Corp. .........................................      2,190,790
     2,900 Time Warner, Inc. ....................................         90,683
    19,631 TJX Cos., Inc. .......................................        834,710
     1,300 TRW Automotive Holdings Corp. + ......................         37,154
     2,971 Urban Outfitters, Inc. + .............................        112,987
    13,000 Virgin Media, Inc. ...................................        224,380
     6,650 Walt Disney Co. (The) ................................        232,151
     8,300 Weight Watchers International, Inc. ..................        211,899
    38,300 Wendy's/Arby's Group, Inc., Class A ..................        191,500
    10,200 Williams-Sonoma, Inc. ................................        268,158
     8,900 Yum! Brands, Inc. ....................................        341,137
                                                                    ------------
                                                                      23,085,634
                                                                    ------------
Consumer Staples -- 12.1%
    49,772 Altria Group, Inc. ...................................      1,021,322
    20,250 Archer-Daniels-Midland Co. ...........................        585,225
    35,093 Avon Products, Inc. ..................................      1,188,600
    10,500 BJ's Wholesale Club, Inc. + ..........................        388,395
       600 Bunge, Ltd. ..........................................         36,978
    32,778 Coca-Cola Co. (The) ..................................      1,802,790
     4,300 Coca-Cola Enterprises, Inc. ..........................        118,938
    10,785 Colgate-Palmolive Co. ................................        919,529
    11,520 Costco Wholesale Corp. ...............................        687,859
    44,770 CVS Caremark Corp. ...................................      1,636,791
    18,700 Dean Foods Co. + .....................................        293,403
       800 Energizer Holdings, Inc. + ...........................         50,208
    14,300 General Mills, Inc. ..................................      1,012,297
       200 Green Mountain Coffee Roasters, Inc. + ...............         19,364
     5,500 Herbalife, Ltd. ......................................        253,660
     6,630 Kimberly-Clark Corp. .................................        416,894
     4,074 Lorillard, Inc. ......................................        306,528
    22,100 Mead Johnson Nutrition Co., Class A ..................      1,149,863
    45,231 PepsiCo, Inc. ........................................      2,992,483
    65,677 Philip Morris International, Inc. ....................      3,425,712
    15,350 Procter & Gamble Co. (The) ...........................        971,195
     2,900 Sara Lee Corp. .......................................         40,397
     6,200 SUPERVALU, Inc. ......................................        103,416
     1,800 Sysco Corp. ..........................................         53,100
     1,831 Walgreen Co. .........................................         67,912
    63,447 Wal-Mart Stores, Inc. ................................      3,527,653
                                                                    ------------
                                                                      23,070,512
                                                                    ------------
Energy -- 3.6%
     1,020 Apache Corp. .........................................        103,530
     1,163 Cameron International Corp. + ........................         49,846
    11,300 Chesapeake Energy Corp. ..............................        267,132
       604 Denbury Resources, Inc. + ............................         10,190
     2,710 Devon Energy Corp. ...................................        174,605
     8,400 Exterran Holdings, Inc. + ............................        203,028
    20,168 Exxon Mobil Corp. ....................................      1,350,853
       517 Hess Corp. ...........................................         32,338
     6,400 Marathon Oil Corp. ...................................        202,496
     3,600 Murphy Oil Corp. .....................................        202,284
       674 Noble Energy, Inc. ...................................         49,202
     7,485 Occidental Petroleum Corp. ...........................        632,782
     1,000 Overseas Shipholding .................................         39,230
     6,600 Peabody Energy Corp. .................................        301,620
     7,400 Petroleo Brasileiro SA ADR ...........................        329,226
    37,359 Schlumberger, Ltd. ...................................      2,370,802
     2,900 Spectra Energy Corp. .................................         65,337
    10,900 Teekay Corp. .........................................        247,866

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                    March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Energy (continued)
     5,400 Tesoro Corp. .........................................   $     75,060
     2,155 Transocean, Ltd. + ...................................        186,149
                                                                    ------------
                                                                       6,893,576
                                                                    ------------
Financials -- 4.2%
     6,500 Aflac, Inc. ..........................................        352,885
     1,500 American Financial Group, Inc. .......................         42,675
     7,000 Ameriprise Financial, Inc. ...........................        317,520
    27,100 Annaly Capital Management, Inc. ......................        465,578
       445 BlackRock, Inc., Class A .............................         96,903
    76,035 Charles Schwab Corp. (The) ...........................      1,421,094
     8,100 Equity Residential ...................................        317,115
     9,585 Goldman Sachs Group, Inc. (The) ......................      1,635,489
     9,700 Hudson City Bancorp, Inc. ............................        137,352
     1,100 IntercontinentalExchange, Inc. + .....................        123,398
       100 Jefferies Group, Inc. ................................          2,367
     4,090 Lincoln National Corp. ...............................        125,563
     3,800 M&T Bank Corp. .......................................        301,644
     1,600 New York Community Bancorp, Inc. .....................         26,464
     3,880 Prudential Financial, Inc. ...........................        234,740
     1,120 Simon Property Group, Inc. ...........................         93,968
     9,600 State Street Corp. ...................................        433,344
    13,100 Synovus Financial Corp. ..............................         43,099
     3,940 T Rowe Price Group, Inc. .............................        216,424
    43,541 TD Ameritrade Holding Corp. + ........................        829,892
    20,830 U.S. Bancorp .........................................        539,080
     1,210 Vornado Realty Trust .................................         91,597
     5,300 Waddell & Reed Financial, Inc., Class A. .............        191,012
                                                                    ------------
                                                                       8,039,203
                                                                    ------------
Health Care -- 18.6%
    38,577 Abbott Laboratories ..................................      2,032,236
    30,500 Allergan, Inc. .......................................      1,992,260
    11,000 Allscripts-Misys Healthcare Solutions,
           Inc. + ...............................................        215,160
     4,200 AmerisourceBergen Corp., Class A .....................        121,464
    15,652 Amgen, Inc. + ........................................        935,364
    27,500 athenahealth, Inc. + .................................      1,005,400
    15,389 Baxter International, Inc. ...........................        895,640
     1,100 Beckman Coulter, Inc. ................................         69,080
     4,718 Becton Dickinson and Co. .............................        371,448
    54,290 Bristol-Myers Squibb Co. .............................      1,449,543
    12,000 Cardinal Health, Inc. ................................        432,360
    39,550 Celgene Corp. + ......................................      2,450,518
     5,050 Cephalon, Inc. + .....................................        342,289
     1,100 Cerner Corp. + .......................................         93,566
     4,200 Community Health Systems, Inc. + .....................        155,106
     2,855 Covance, Inc. + ......................................        175,269
     4,585 Covidien PLC .........................................        230,534
     9,898 DENTSPLY International, Inc. .........................        344,945
    24,400 Eli Lilly & Co. ......................................        883,768
    19,600 Express Scripts, Inc., Class A + .....................      1,994,496
       953 Forest Laboratories, Inc. + ..........................         29,886
    49,750 Gilead Sciences, Inc. + ..............................      2,262,630
     2,600 Hill-Rom Holdings, Inc. ..............................         70,746
     8,200 Hospira, Inc. + ......................................        464,530
     7,914 IDEXX Laboratories, Inc. + ...........................        455,451
     4,583 Intuitive Surgical, Inc. + ...........................      1,595,480
     1,400 Inverness Medical Innovations, Inc. + ................         54,530
    40,478 Johnson & Johnson ....................................      2,639,166
     6,857 Laboratory Corp. of America Holdings + ...............        519,143
     8,100 Life Technologies Corp. + ............................        423,387
     3,780 McKesson Corp. .......................................        248,422
     3,350 Medco Health Solutions, Inc. + .......................        216,276
     9,701 Mednax, Inc. + .......................................        564,501
    25,594 Medtronic, Inc. ......................................      1,152,498



   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
    49,547 Merck & Co., Inc. .................................... $    1,850,580
     2,840 Mindray Medical International, Ltd. ADR ..............        103,433
    26,500 Mylan, Inc. + ........................................        601,815
     1,615 Novo Nordisk ADR .....................................        124,549
     9,313 Patterson Cos., Inc. .................................        289,169
     6,100 Perrigo Co. ..........................................        358,192
    19,804 Pfizer, Inc. .........................................        339,639
     6,150 Quest Diagnostics, Inc. ..............................        358,483
     2,833 Resmed, Inc. + .......................................        180,320
     1,936 St. Jude Medical, Inc. + .............................         79,473
     3,120 Stryker Corp. ........................................        178,526
     3,100 Techne Corp. .........................................        197,439
    38,000 Teva Pharmaceutical Industries, Ltd. ADR .............      2,397,040
    20,400 Thermo Fisher Scientific, Inc. + .....................      1,049,376
     2,900 Universal Health Services, Inc., Class B . ...........        101,761
     4,600 Varian Medical Systems, Inc. + .......................        254,518
     4,542 Zimmer Holdings, Inc. + ..............................        268,886
                                                                    ------------
                                                                      35,620,291
                                                                    ------------
Industrials -- 8.7%
    11,076 3M Co. ...............................................        925,621
    15,500 AMR Corp. + ..........................................        141,205
    10,200 BE Aerospace, Inc. + .................................        310,590
     2,740 Boeing Co. ...........................................        198,951
     5,908 Brink's Co. (The) ....................................        166,783
       400 Bucyrus International, Inc., Class A .................         26,396
     9,400 Caterpillar, Inc. ....................................        590,790
     1,300 CH Robinson Worldwide, Inc. ..........................         72,605
    20,100 Continental Airlines, Inc., Class B + ................        441,597
     4,700 Crane Co. ............................................        166,850
     5,495 CSX Corp. ............................................        279,696
     1,565 Cummins, Inc. ........................................         96,952
    11,525 Danaher Corp. ........................................        920,963
     4,870 Deere & Co. ..........................................        289,570
       200 Delta Air Lines, Inc. + ..............................          2,918
     8,200 Dover Corp. ..........................................        383,350
     9,355 Emerson Electric Co. .................................        470,930
    18,000 Expeditors International of Washington,
           Inc. .................................................        664,560
    11,100 Fastenal Co. .........................................        532,689
      200 First Solar, Inc. + ...................................         24,530
     1,025 Flowserve Corp. ......................................        113,027
     3,200 Fluor Corp. ..........................................        148,832
     7,400 FTI Consulting, Inc. + ...............................        290,968
     6,500 General Dynamics Corp. ...............................        501,800
    46,755 General Electric Co. .................................        850,941
     4,725 Honeywell International, Inc. ........................        213,901
     3,139 Hubbell, Inc., Class B ...............................        158,300
     3,864 Illinois Tool Works, Inc. ............................        182,999
     4,360 Ingersoll-Rand PLC ...................................        152,033
     3,181 ITT Corp. ............................................        170,533
     2,600 Jacobs Engineering Group, Inc. + .....................        117,494
    12,300 JB Hunt Transport Services, Inc. .....................        441,324
     2,100 Joy Global, Inc. .....................................        118,860
     6,550 L-3 Communications Holdings, Inc.,
           Class 3 ..............................................        600,177
    16,100 Navistar International Corp. + .......................        720,153
     1,100 Norfolk Southern Corp. ...............................         61,479
       300 Owens Corning, Inc. + ................................          7,632
     3,300 PACCAR, Inc. .........................................        143,022
     2,610 Parker Hannifin Corp. ................................        168,971
     3,000 Pentair, Inc. ........................................        106,860
       915 Precision Castparts Corp. ............................        115,940
     3,500 Rockwell Automation, Inc. ............................        197,260
     2,200 Ryder System, Inc. ...................................         85,272
    23,600 Southwest Airlines Co. ...............................        311,992

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                    March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
     3,850 Stericycle, Inc. + ...................................  $     209,825
    20,400 Union Pacific Corp. ..................................      1,495,320
    11,800 United Parcel Service, Inc., Class B .................        760,038
    16,379 United Technologies Corp. ............................      1,205,658
     2,900 WW Grainger, Inc. ....................................        313,548
                                                                    ------------
                                                                      16,671,705
                                                                    ------------
Information Technology -- 33.9%
   123,300 Activision Blizzard, Inc. ............................      1,486,998
    28,563 Adobe Systems, Inc. + ................................      1,010,273
       200 Alliance Data Systems Corp. + ........................         12,798
     3,799 Altera Corp. .........................................         92,354
     5,230 Amphenol Corp., Class A ..............................        220,654
     5,610 ANSYS, Inc. + ........................................        242,015
     1,563 AOL, Inc. + ..........................................         39,513
    34,442 Apple, Inc. + ........................................      8,091,459
   105,000 ARM Holdings PLC ADR .................................      1,122,450
     7,000 Autodesk, Inc. + .....................................        205,940
     2,900 AVX Corp. ............................................         41,180
     3,679 BMC Software, Inc. + .................................        139,802
     9,700 Broadridge Financial Solutions, Inc. .................        207,386
    24,800 Cadence Design Systems, Inc. + .......................        165,168
   108,416 Cisco Systems, Inc. + ................................      2,822,068
    48,400 Cognizant Technology Solutions Corp.,
           Class A + ............................................      2,467,432
     8,200 Compuware Corp. + ....................................         68,880
    11,400 Convergys Corp. + ....................................        139,764
    28,450 Corning, Inc. ........................................        574,974
    19,550 Cree, Inc. + .........................................      1,372,801
     4,000 Cypress Semiconductor Corp. + ........................         46,000
     2,725 Dell, Inc. + .........................................         40,902
       300 Diebold, Inc. ........................................          9,528
     1,877 Dolby Laboratories, Inc., Class A + ..................        110,124
     1,600 DST Systems, Inc. ....................................         66,320
    47,820 EMC Corp. + ..........................................        862,673
     3,500 Equinix, Inc. + ......................................        340,690
    27,150 F5 Networks, Inc. + ..................................      1,669,997
       900 Factset Research Systems, Inc. .......................         66,033
    10,561 FLIR Systems, Inc. + .................................        297,820
     1,273 Genpact, Ltd. + ......................................         21,348
     7,642 Google, Inc., Class A + ..............................      4,333,090
    47,282 Hewlett-Packard Co. ..................................      2,513,038
    13,700 IAC/InterActive Corp. + ..............................        311,538
    32,500 Integrated Device Technology, Inc. + .................        199,225
   130,415 Intel Corp. ..........................................      2,903,038
    43,718 International Business Machines Corp. ................      5,606,833
    14,900 Intersil Corp., Class A ..............................        219,924
    51,000 Juniper Networks, Inc. + .............................      1,564,680
     3,794 Lexmark International, Inc., Class A + ...............        136,888
    19,000 Marvell Technology Group, Ltd. + .....................        387,220
     7,625 Mastercard, Inc., Class A ............................      1,936,750
    12,600 McAfee, Inc. + .......................................        505,638
    29,700 Micron Technology, Inc. + ............................        308,583
   292,099 Microsoft Corp. ......................................      8,549,738
    10,100 National Semiconductor Corp. .........................        145,945
    29,400 NCR Corp. + ..........................................        405,720
    21,430 NetApp, Inc. + .......................................        697,761
    22,888 Novell, Inc. + .......................................        137,099
   112,157 Oracle Corp. .........................................      2,881,313
     6,400 Paychex, Inc. ........................................        196,480
    69,984 QUALCOMM, Inc. .......................................      2,938,628
       200 SAIC, Inc. + .........................................          3,540
     2,869 Salesforce.com, Inc. + ...............................        213,597
    23,900 Seagate Technology ...................................        436,414
     9,800 Symantec Corp. + .....................................        165,816
       196 Synopsys, Inc. + .....................................          4,385



   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
     5,500 Tech Data Corp. + .................................... $      230,450
     9,100 Teradyne, Inc. + .....................................        101,647
    18,201 Texas Instruments, Inc. ..............................        445,378
     3,000 Varian Semiconductor Equipment
           Associates, Inc. + ...................................         99,360
    10,950 VeriSign, Inc. + .....................................        284,810
    14,210 Visa, Inc., Class A ..................................      1,293,537
    14,300 Vishay Intertechnology, Inc. + .......................        146,289
     2,820 VMware, Inc., Class A + ..............................        150,306
    13,900 Yahoo!, Inc. + .......................................        229,767
                                                                    ------------
                                                                      64,739,769
                                                                    ------------
Materials -- 4.5%
     2,300 Air Products & Chemicals, Inc. .......................        170,085
     5,500 AK Steel Holding Corp. ...............................        125,730
     7,500 Alcoa, Inc. ..........................................        106,800
     1,585 Allegheny Technologies, Inc. .........................         85,574
    10,300 Barrick Gold Corp. ...................................        394,902
     3,500 Cabot Corp. ..........................................        106,400
     2,549 Celanese Corp., Series A .............................         81,186
     6,500 Cliffs Natural Resources, Inc. .......................        461,175
    19,596 Commercial Metals Co. ................................        295,116
     4,300 Compass Minerals International, Inc. .................        344,989
     2,300 Cytec Industries, Inc. ...............................        107,502
     5,355 Dow Chemical Co. (The) ...............................        158,347
     3,370 Ecolab, Inc. .........................................        148,112
    20,985 Freeport-McMoRan Copper & Gold, Inc. .................      1,753,087
       600 Huntsman Corp. .......................................          7,230
    12,931 Monsanto Co. .........................................        923,532
     1,265 Mosaic Co. (The) .....................................         76,874
     1,300 Nalco Holding Co. ....................................         31,629
     1,709 Newmont Mining Corp. .................................         87,039
     3,500 Packaging Corp of America ............................         86,135
    10,800 Potash Corp of Saskatchewan, Inc. ....................      1,288,980
    11,210 Praxair, Inc. ........................................        930,430
     2,300 Royal Gold, Inc. .....................................        106,283
     8,400 RPM International, Inc. ..............................        179,256
        84 Sigma-Aldrich Corp. ..................................          4,507
    14,600 Southern Copper Corp. ................................        462,382
     1,835 United States Steel Corp. ............................        116,559
       600 Weyerhaeuser Co. .....................................         27,162
                                                                    ------------
                                                                       8,667,003
                                                                    ------------
Telecommunication Services -- 0.7%
     4,950 American Tower Corp., Class A + ......................        210,920
    32,200 Frontier Communications Corp. ........................        239,568
     4,420 NII Holdings, Inc. + .................................        184,137
   132,900 Qwest Communications International,
           Inc. .................................................        693,738
                                                                    ------------
                                                                       1,328,363
                                                                    ------------
Utilities -- 0.4%
     5,000 Ameren Corp. .........................................        130,400
     1,100 CMS Energy Corp. .....................................         17,006
    12,800 NV Energy, Inc. ......................................        157,824
     6,750 Public Service Enterprise Group, Inc. ................        199,260
     4,765 Questar Corp. ........................................        205,848
    23,428 RRI Energy, Inc. + ...................................         86,449
                                                                    ------------
                                                                         796,787
                                                                    ------------
Total Common Stock (Cost $149,295,224)                               188,912,843
                                                                    ------------

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio                                    March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
INVESTMENT COMPANY -- 0.3%
Financials -- 0.3%
    10,300 iShares Russell 1000 +                                 $      535,085
                                                                    ------------
Total Investment Company (Cost $534,549)                                 535,085
                                                                    ------------
Total Investments -- 99.1%
(Cost $149,829,773)+++                                               189,447,928
Other Assets & Liabilities, Net -- 0.9%                                1,725,067
                                                                    ------------
NET ASSETS -- 100.0%                                             $   191,172,995
                                                                    ============


+   Non-income  producing security.
++ Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
ADR -- American Depositary Receipt
PLC -- Public Limited Company

+++ At March 31, 2010, the tax basis cost of the Portfolio's investments was $149,829,773, and the unrealized appreciation and depreciation were $43,029,193 and $(3,411,038), respectively.

    For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi- annual and annual financial statements.

As of March 31, 2010, all of the Portfolio's investments were considered
Level 1.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio                                     March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
COMMON STOCK -- 99.2%
Consumer Discretionary -- 13.3%
     3,700 Comcast Corp. Special, Class A .......................   $     69,634
     8,700 Corinthian Colleges, Inc. + ..........................        153,033
     1,400 Darden Restaurants, Inc. .............................         62,356
     2,755 Dillard's, Inc., Class A .............................         65,018
     8,700 Ford Motor Co. + .....................................        109,359
       675 Fortune Brands, Inc. .................................         32,744
    20,525 Gannett Co., Inc. ....................................        339,073
     5,675 Home Depot, Inc. (The) ...............................        183,586
       602 HSN, Inc. + ..........................................         17,723
    12,550 J.C. Penney Co., Inc. ................................        403,733
     3,109 Jo-Ann Stores, Inc. + ................................        130,516
     2,700 Kohl's Corp. + .......................................        147,906
     2,050 Lear Corp. + .........................................        162,668
    10,674 Ltd. Brands, Inc. ....................................        262,794
     3,900 Macy's, Inc. .........................................         84,903
     4,300 Magna International, Inc., Class A ...................        265,955
       192 Marriott International, Inc., Class A ................          6,052
     8,000 Newell Rubbermaid, Inc. ..............................        121,600
     9,800 Omnicom Group, Inc. ..................................        380,338
       172 Quiksilver, Inc. + ...................................            814
     5,773 Rent-A-Center, Inc., Class A + .......................        136,531
     4,550 Sherwin-Williams Co. (The) ...........................        307,944
        76 Sport Supply Group, Inc. .............................          1,021
     2,500 Stanley Black & Decker, Inc. .........................        143,525
       310 Steak N Shake Co. (The) + ............................        118,194
    10,757 Time Warner, Inc. ....................................        336,371
     2,100 TRW Automotive Holdings Corp. + ......................         60,018
     3,500 Viacom, Inc., Class B + ..............................        120,330
       900 Whirlpool Corp. ......................................         78,525
     7,900 Wyndham Worldwide Corp. ..............................        203,267
                                                                    ------------
                                                                       4,505,531
                                                                    ------------
Consumer Staples -- 4.6%
     1,204 American Italian Pasta Co., Class A + ................         46,800
     6,950 Avon Products, Inc. ..................................        235,397
     4,660 Central Garden and Pet Co., Class A + . ..............         42,686
     1,400 JM Smucker Co. (The) .................................         84,364
     7,875 Kraft Foods, Inc., Class A ...........................        238,140
     1,250 Reynolds American, Inc. ..............................         67,475
       900 Sanderson Farms, Inc. ................................         48,249
    13,482 Sara Lee Corp. .......................................        187,804
    13,761 SUPERVALU, Inc. ......................................        229,533
    18,948 Tyson Foods, Inc., Class A ...........................        362,854
                                                                    ------------
                                                                       1,543,302
                                                                    ------------
Energy -- 13.5%
     2,200 Alpha Natural Resources, Inc. + ......................        109,758
     2,075 Apache Corp. .........................................        210,612
     3,825 BP PLC ADR ...........................................        218,293
     6,900 BreitBurn Energy Partners, LP (a) ....................        102,948
     6,000 Chesapeake Energy Corp. ..............................        141,840
    11,900 Chevron Corp. ........................................        902,377
     8,800 ConocoPhillips .......................................        450,296
     1,800 Devon Energy Corp. ...................................        115,974
    11,100 El Paso Corp. ........................................        120,324
    18,972 Exxon Mobil Corp. ....................................      1,270,745
     3,900 Hess Corp. ...........................................        243,945
     3,200 Newfield Exploration Co. + ...........................        166,560
     3,300 Noble Corp. ..........................................        138,006
     8,100 Valero Energy Corp. ..................................        159,570
     2,800 Whiting Petroleum Corp. + ............................        226,352
                                                                    ------------
                                                                       4,577,600
                                                                    ------------
Financials -- 25.3%
    11,700 Allstate Corp. (The) .................................        378,027



   Shares                                                              Value
   ------                                                              -----
Financials (continued)
     1,170 AmeriCredit Corp. + ..................................   $     27,799
     5,800 Ameriprise Financial, Inc. ...........................        263,088
     2,600 Assured Guaranty, Ltd. ...............................         57,122
     9,100 Axis Capital Holdings, Ltd. ..........................        284,466
    29,275 Bank of America Corp. ................................        522,559
     2,350 Boston Properties, Inc. ..............................        177,284
    14,600 Capital One Financial Corp. ..........................        604,586
     2,900 CB Richard Ellis Group, Inc., Class A +. .............         45,965
   107,950 Citigroup, Inc. + ....................................        437,197
     8,525 Comerica, Inc. .......................................        324,291
     5,500 Discover Financial Services ..........................         81,950
     8,714 Fidelity National Financial, Inc., Class A ...........        129,141
     4,400 Fifth Third Bancorp ..................................         59,796
     6,000 Genworth Financial, Inc., Class A + ..................        110,040
     1,050 Goldman Sachs Group, Inc. (The) ......................        179,162
     8,025 Hartford Financial Services Group, Inc.. .............        228,070
    23,269 JPMorgan Chase & Co. .................................      1,041,288
    10,900 KeyCorp ..............................................         84,475
     7,500 Morgan Stanley .......................................        219,675
     7,866 NGP Capital Resources Co. ............................         67,018
     2,400 Northern Trust Corp. .................................        132,624
     5,879 PNC Financial Services Group, Inc. ...................        350,976
     6,800 Prosperity Bancshares, Inc. ..........................        278,800
     2,400 Prudential Financial, Inc. ...........................        145,200
    14,700 Regions Financial Corp. ..............................        115,395
     2,204 Simon Property Group, Inc. ...........................        184,916
     3,725 State Street Corp. ...................................        168,147
     2,700 SunTrust Banks, Inc. .................................         72,333
    10,100 TICC Capital Corp. ...................................         66,559
     7,725 Torchmark Corp. ......................................        413,365
    22,275 UBS AG ...............................................        362,637
     7,944 Unum Group ...........................................        196,773
    13,100 Wells Fargo & Co. ....................................        407,672
     7,850 Willis Group Holdings PLC ............................        245,627
     5,300 XL Capital, Ltd., Class A ............................       100,170
                                                                    ------------
                                                                       8,564,193
                                                                    ------------
Health Care -- 10.7%
     3,037 Abbott Laboratories ..................................        159,989
     7,625 Aetna, Inc. ..........................................        267,714
     2,600 AmerisourceBergen Corp., Class A .....................         75,192
     3,400 Amgen, Inc. + ........................................        203,184
    12,700 Bristol-Myers Squibb Co. .............................        339,090
     6,364 Cardinal Health, Inc. ................................        229,295
       100 CIGNA Corp. ..........................................          3,658
     6,083 Eli Lilly & Co. ......................................        220,326
       509 Forest Laboratories, Inc. + ..........................         15,962
     4,400 Hologic, Inc. + ......................................         81,576
     8,793 Johnson & Johnson ....................................        573,304
       876 KV Pharmaceutical Co., Class A + .....................          1,542
     2,400 Life Technologies Corp. + ............................        125,448
     1,300 Medtronic, Inc. ......................................         58,539
     3,800 Merck & Co., Inc. ....................................        141,930
    14,323 UnitedHealth Group, Inc. .............................        467,932
     5,951 WellPoint, Inc. + ....................................        383,125
     4,425 Zimmer Holdings, Inc. + ..............................        261,960
                                                                    ------------
                                                                       3,609,766
                                                                    ------------
Industrials -- 11.3%
     4,600 AMR Corp. + ..........................................         41,906
     4,850 Boeing Co. ...........................................        352,158
     2,000 Caterpillar, Inc. ....................................        125,700
        24 Chart Industries, Inc. + .............................            480
     8,750 Cooper Industries PLC, Class A .......................        419,475
     1,400 Cummins, Inc. ........................................         86,730
       800 Eaton Corp. ..........................................         60,616

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio March 31, 2010 Schedule of Investments
(Unaudited)


   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
       800 General Dynamics Corp. ...............................    $    61,760
    62,781 General Electric Co. .................................      1,142,614
     6,600 Hertz Global Holdings, Inc. + ........................         65,934
     2,800 ITT Corp. ............................................        150,108
     3,625 L-3 Communications Holdings, Inc.,
           Class 3 ..............................................        332,159
        22 Layne Christensen Co. + ..............................            588
    10,652 Northrop Grumman Corp. ...............................        698,452
        90 PRGX Global, Inc. + ..................................            528
     5,697 SFN Group, Inc. + ....................................         45,633
     3,300 Skywest, Inc. ........................................         47,124
       354 Standard Register Co. (The) ..........................          1,894
     7,100 Textron, Inc. ........................................        150,733
      100 Tredegar Corp. ........................................          1,708
     1,325 Tyco International, Ltd. .............................         50,681
                                                                    ------------
                                                                       3,836,981
                                                                    ------------
Information Technology -- 10.0%
    12,200 Advanced Micro Devices, Inc. + .......................        113,094
    70,575 Alcatel-Lucent ADR ...................................        220,194
    13,925 CA, Inc. .............................................        326,820
     5,400 Computer Sciences Corp. + ............................        294,246
    19,350 Dell, Inc. + .........................................        290,444
       500 ePlus, Inc. + ........................................          8,775
        14 Hutchinson Technology, Inc. + ........................             87
       974 International Business Machines Corp. ................        124,915
     2,627 Kemet Corp. + ........................................          3,678
     2,650 Lam Research Corp. + .................................         98,898
     2,200 Lexmark International, Inc., Class A + ...............         79,376
    10,700 LSI Corp. + ..........................................         65,484
    19,100 Micron Technology, Inc. + ............................        198,449
     7,573 Microsoft Corp. ......................................        221,661
    12,000 Motorola, Inc. + .....................................         84,240
     2,910 Net 1 UEPS Technologies, Inc. + ......................         53,515
    22,093 Seagate Technology ...................................        403,418
       200 TeleTech Holdings, Inc. + ............................          3,416
    17,625 Tyco Electronics, Ltd. ...............................        484,335
       600 Vishay Intertechnology, Inc. + .......................          6,138
     6,440 Western Digital Corp. + ..............................        251,096
     7,000 Xerox Corp. ..........................................         68,250
                                                                    ------------
                                                                       3,400,529
                                                                    ------------
Materials -- 4.8%
     2,280 Cabot Corp. ..........................................         69,312
     4,400 Celanese Corp., Series A .............................        140,140
       825 CF Industries Holdings, Inc. .........................         75,223
       800 Clearwater Paper Corp. + .............................         39,400
     2,100 Cliffs Natural Resources, Inc. .......................        148,995
     1,173 Cytec Industries, Inc. ...............................         54,826
     4,700 Domtar Corp. + .......................................        302,727
     1,900 Eastman Chemical Co. .................................        120,992
     2,799 Freeport-McMoRan Copper & Gold, Inc. .................        233,828
     5,669 Graphic Packaging Holding Co. + ......................         20,465
     4,782 International Paper Co. ..............................        117,685
       100 Lubrizol Corp. .......................................          9,172
     2,378 MeadWestvaco Corp. ...................................         60,758
     1,250 Mosaic Co. (The) .....................................         75,963
     1,355 Temple-Inland, Inc. ..................................         27,683
     1,350 Walter Energy, Inc. ..................................        124,565
                                                                    ------------
                                                                       1,621,734
                                                                    ------------
Telecommunication Services -- 2.6%
    21,204 AT&T, Inc. ...........................................        547,911
    29,700 Qwest Communications International, Inc. .............        155,034
     5,400 Verizon Communications, Inc. .........................       167,508
                                                                    ------------
                                                                         870,453
                                                                    ------------



   Shares                                                              Value
   ------                                                              -----
Utilities -- 3.1%
     3,700 American Electric Power Co., Inc. $ ..................        126,466
     6,971 Constellation Energy Group, Inc. .....................        244,752
     2,500 DTE Energy Co. .......................................        111,500
     7,550 Edison International .................................        257,984
     2,697 Mirant Corp. + .......................................         29,289
     2,182 NiSource, Inc. .......................................         34,476
     5,125 Sempra Energy ........................................        255,737
                                                                    ------------
                                                                       1,060,204
                                                                    ------------
Total Common Stock (Cost $28,476,819)                                 33,590,293
                                                                    ------------
Total Investments -- 99.2%
(Cost $28,476,819)++                                                  33,590,293
Other Assets & Liabilities, Net -- 0.8%                                  272,929
                                                                    ------------
NET ASSETS -- 100.0%                                              $   33,863,222
                                                                    ============


+ Non-income  producing security.
ADR -- American Depositary Receipt
LP -- Limited Partnership Investment PLC --
Public Limited Company

(a) Security considered a Master Limited Partnership. At March 31, 2010, these securities amounted to $102,948 or 0.30% of net assets.

++ At March 31, 2010, the tax basis cost of the Portfolio's investments was $28,476,819, and the unrealized appreciation and depreciation were $5,846,562 and $(733,088), respectively.

    For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi- annual and annual financial statements.

As of March 31, 2010, all of the Portfolio's investments were considered
Level 1.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                    March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
COMMON STOCK -- 98.6%
Consumer Discretionary -- 19.0%
     2,330 99 Cents Only Stores + ...............................   $     37,979
       175 Aaron's, Inc. ........................................          5,835
       375 Aeropostale, Inc. + ..................................         10,811
       950 American Axle & Manufacturing
           Holdings, Inc. + .....................................          9,481
       500 American Greetings Corp., Class A ....................         10,420
     2,510 America's Car-Mart, Inc. + ...........................         60,541
       950 Ameristar Casinos, Inc. ..............................         17,309
       550 AnnTaylor Stores Corp. + .............................         11,385
       700 Arbitron, Inc. .......................................         18,662
       850 ArvinMeritor, Inc. + .................................         11,347
       150 Bally Technologies, Inc. + ...........................          6,081
     1,300 Beazer Homes USA, Inc. + .............................          5,902
        75 Blue Nile, Inc. + ....................................          4,126
       950 Brown Shoe Co., Inc. .................................         14,706
       700 Brunswick Corp. ......................................         11,179
       800 Buckle, Inc. (The) ...................................         29,408
       350 Carmike Cinemas, Inc. + ..............................          4,854
     1,500 Cato Corp. (The), Class A ............................         32,160
       100 CEC Entertainment, Inc. + ............................          3,809
       250 Charming Shoppes, Inc. + .............................          1,365
       300 Cheesecake Factory, Inc. (The) + .....................          8,118
     5,140 Chico's FAS, Inc. ....................................         74,119
     2,350 Christopher & Banks Corp. ............................         18,800
       550 Coldwater Creek, Inc. + ..............................          3,817
       300 Collective Brands, Inc. + ............................          6,822
       150 Conn's, Inc. + .......................................          1,175
     1,650 Cooper Tire & Rubber Co. .............................         31,383
       875 Corinthian Colleges, Inc. + ..........................         15,391
       800 Cracker Barrel Old Country Store, Inc. . .............         37,104
     2,050 Denny's Corp. + ......................................          7,872
       200 Dillard's, Inc., Class A .............................          4,720
       300 DineEquity, Inc. + ...................................         11,859
     1,043 Dress Barn, Inc. + ...................................         27,285
     5,700 Eastman Kodak Co. ....................................         33,003
       700 Ethan Allen Interiors, Inc. ..........................         14,441
       350 EW Scripps Co., Class A + ............................          2,958
     1,150 Exide Technologies + .................................          6,613
       150 Fred's, Inc., Class A ................................          1,797
       650 Furniture Brands International, Inc. + ...............          4,180
       100 Genesco, Inc. + ......................................          3,101
       380 Global Sources, Ltd. + ...............................          2,474
     1,475 Gymboree Corp. + .....................................         76,154
        50 HOT Topic, Inc. + ....................................            325
       850 Hovnanian Enterprises, Inc., Class A + . .............          3,697
       500 J. Crew Group, Inc. + ................................         22,950
       100 Jakks Pacific, Inc. + ................................          1,305
       500 Jo-Ann Stores, Inc. + ................................         20,990
       300 Jones Apparel Group, Inc. ............................          5,706
       650 Leapfrog Enterprises, Inc., Class A + ................          4,258
       982 Live Nation Entertainment, Inc. + ....................         14,239
     4,925 Liz Claiborne, Inc. + ................................         36,593
       200 M/I Homes, Inc. + ....................................          2,930
       125 Matthews International Corp., Class A . ..............          4,438
     1,950 Mediacom Communications Corp.,
           Class A + ............................................         11,602
       300 Men's Wearhouse, Inc. (The) ..........................          7,182
       150 Modine Manufacturing Co. + ...........................          1,686
        50 Morgans Hotel Group Co. + ............................            320
       400 National CineMedia, Inc. .............................          6,904
     1,200 NutriSystem, Inc. ....................................         21,372
       850 OfficeMax, Inc. + ....................................         13,957
       463 Overstock.com, Inc. +                                           7,524



   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
       400 Oxford Industries, Inc. ..............................  $       8,132
     5,710 Pacific Sunwear of California + ......................         30,320
       320 Panera Bread Co., Class A + ..........................         24,477
       200 PetMed Express, Inc. .................................          4,434
       605 PF Chang's China Bistro, Inc. + ......................         26,699
       250 Pinnacle Entertainment, Inc. + .......................          2,435
       400 Polaris Industries, Inc. .............................         20,464
       325 Pre-Paid Legal Services, Inc. + ......................         12,301
     3,300 Quiksilver, Inc. + ...................................         15,609
       300 Saks, Inc. + .........................................          2,580
       850 Sinclair Broadcast Group, Inc., Class A + ............          4,318
     2,250 Smith & Wesson Holding Corp. + .......................          8,505
       825 Sotheby's ............................................         25,649
       600 Spartan Motors, Inc. .................................          3,360
       600 Stage Stores, Inc. ...................................          9,234
     1,150 Standard Pacific Corp. + .............................          5,198
     1,328 Steven Madden, Ltd. + ................................         64,806
       161 Strayer Education, Inc. ..............................         39,207
       500 Superior Industries International, Inc. ..............          8,040
       400 Systemax, Inc. .......................................          8,696
       350 Talbots, Inc. + ......................................          4,536
       800 Tenneco, Inc. + ......................................         18,920
        50 Texas Roadhouse, Inc., Class A + .....................            694
     1,300 Tupperware Brands Corp. ..............................         62,686
       200 Valassis Communications, Inc. + ......................          5,566
       127 Warnaco Group, Inc. (The) + ..........................          6,059
       850 Wendy's/Arby's Group, Inc., Class A ..................          4,250
       400 Wolverine World Wide, Inc. ...........................         11,664
     2,050 Youbet.com, Inc. + ...................................          6,027
                                                                    ------------
                                                                       1,333,390
                                                                    ------------
Consumer Staples -- 5.4%
     1,350 Alliance One International, Inc. + ...................          6,872
       850 American Oriental Bioengineering, Inc. + .............          3,468
       300 Andersons, Inc. (The) ................................         10,044
       200 Casey's General Stores, Inc. .........................          6,280
     1,350 Chiquita Brands International, Inc. + ................         21,235
       450 Darling International, Inc. + ........................          4,032
       800 Flowers Foods, Inc. ..................................         19,792
       750 Great Atlantic & Pacific Tea Co. + ...................          5,752
       112 Green Mountain Coffee Roasters, Inc. + ...............         10,844
       300 Imperial Sugar Co. ...................................          4,653
       700 Pantry, Inc. (The) + .................................          8,743
       450 Prestige Brands Holdings, Inc. + .....................          4,050
       300 Pricesmart, Inc. .....................................          6,975
       200 Revlon, Inc., Class A + ..............................          2,970
     1,200 Ruddick Corp. ........................................         37,968
     1,100 Sanderson Farms, Inc. ................................         58,971
     1,130 TreeHouse Foods, Inc. + ..............................         49,573
       300 United Natural Foods, Inc. + .........................          8,439
       550 USANA Health Sciences, Inc. + ........................         17,276
     4,550 Vector Group, Ltd. ...................................         70,206
     1,550 Winn-Dixie Stores, Inc. + ............................         19,360
                                                                    ------------
                                                                         377,503
                                                                    ------------
Energy -- 4.6%
       800 Arena Resources, Inc. + ..............................         26,720
       100 Atlas Energy, Inc. ...................................          3,112
       150 BPZ Resources, Inc. + ................................          1,102
       100 Cloud Peak Energy, Inc. + ............................          1,664
       700 Complete Production Services, Inc. + .................          8,085
       100 Contango Oil & Gas Co. + .............................          5,115
     1,742 EXCO Resources, Inc. .................................         32,018
       750 General Maritime Corp. ...............................          5,393
       100 Goodrich Petroleum Corp. + ...........................          1,564
       450 Gulfport Energy Corp. + ..............................          5,058

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                    March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Energy (continued)
     1,300 Hercules Offshore, Inc. + ............................  $       5,603
       900 James River Coal Co. + ...............................         14,310
       125 Matrix Service Co. + .................................          1,345
       500 McMoRan Exploration Co. + ............................          7,315
       600 Nordic American Tanker Shipping ......................         18,162
       300 Pioneer Drilling Co. + ...............................          2,112
     2,995 Rosetta Resources, Inc. + ............................         70,532
       700 Ship Finance International, Ltd. .....................         12,432
     1,170 Superior Energy Services, Inc. + .....................         24,593
       300 Teekay Tankers, Ltd., Class A ........................          3,771
     1,050 USEC, Inc. + .........................................          6,059
     1,200 Vaalco Energy, Inc. ..................................          5,928
     1,200 Vantage Drilling Co. + ...............................          1,776
     1,300 W&T Offshore, Inc. ...................................         10,920
       200 Willbros Group, Inc. + ...............................          2,402
     1,600 World Fuel Services Corp. ............................         42,624
                                                                    ------------
                                                                         319,715
                                                                    ------------
Financials -- 6.1%
       350 Apollo Investments + .................................          4,456
     2,000 Banner Corp. .........................................          7,680
     1,495 BOK Financial Corp. ..................................         78,398
       300 Developers Diversified Realty Corp. ..................          3,651
     1,950 E*Trade Financial Corp. + ............................          3,218
       300 Equity One, Inc. .....................................          5,667
       750 First BanCorp ........................................          1,807
       945 Iberiabank Corp. .....................................         56,709
        50 Kohlberg Capital Corp. ...............................            283
       500 LTC Properties, Inc. .................................         13,530
       100 Mid-America Apartment Communities,
           Inc. .................................................          5,179
       125 optionsXpress Holdings, Inc. .........................          2,036
       100 PHH Corp. + ..........................................          2,357
     1,960 Pinnacle Financial Partners, Inc. + ..................         29,616
     2,440 PrivateBancorp, Inc., Class A ........................         33,428
       350 Prospect Capital Corp. ...............................          4,252
     1,750 Redwood Trust, Inc. ..................................         26,985
       608 SCBT Financial Corp. .................................         22,520
       785 Signature Bank + .....................................         29,084
        75 SWS Group, Inc. ......................................            865
     3,705 Texas Capital Bancshares, Inc. + .....................         70,358
       200 Tower Group, Inc. ....................................          4,434
     2,369 Trustco Bank Corp. ...................................         14,617
       150 Westamerica Bancorporation ...........................          8,648
                                                                    ------------
                                                                         429,778
                                                                    ------------
Health Care -- 19.9%
       525 Abaxis, Inc. + .......................................         14,275
     1,200 Affymetrix, Inc. + ...................................          8,808
       200 Air Methods Corp. + ..................................          6,800
       425 Albany Molecular Research, Inc. + ....................          3,549
       850 Alexion Pharmaceuticals, Inc. + ......................         46,215
     1,849 Amedisys, Inc. + .....................................        102,102
       700 American Medical Systems Holdings,
           Inc. + ...............................................         13,006
     1,400 AMERIGROUP Corp. + ...................................         46,536
       150 AMN Healthcare Services, Inc. + ......................          1,320
       200 Angiodynamics, Inc. + ................................          3,124
       565 athenahealth, Inc. + .................................         20,656
       500 Bio-Reference Labs, Inc. + ...........................         21,985
     4,310 BioScrip, Inc. + .....................................         34,394
       480 Bruker Corp. + .......................................          7,032
       615 Catalyst Health Solutions, Inc. + ....................         25,449
       125 Centene Corp. + ......................................          3,005
       625 Chemed Corp. .........................................         33,987
       375 Corvel Corp. + .......................................         13,406



   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
        50 Cross Country Healthcare, Inc. + .....................   $        506
       375 Cubist Pharmaceuticals, Inc. + .......................          8,453
     1,526 Cyberonics, Inc. + ...................................         29,238
       775 Cypress Bioscience, Inc. + ...........................          3,798
       250 Dionex Corp. + .......................................         18,695
       100 Enzo Biochem, Inc. + .................................            602
       326 eResearchTechnology, Inc. + ..........................          2,252
       200 ev3, Inc. + ..........................................          3,172
       900 Exelixis, Inc. + .....................................          5,463
       650 Genoptix, Inc. + .....................................         23,069
       250 Haemonetics Corp. + ..................................         14,287
     1,000 Healthsouth Corp. + ..................................         18,700
     1,660 HMS Holdings Corp. + .................................         84,643
       800 Human Genome Sciences, Inc. + ........................         24,160
     1,235 ICON PLC ADR + .......................................         32,604
       150 ICU Medical, Inc. + ..................................          5,168
     1,900 Immucor, Inc. + ......................................         42,541
     1,350 Impax Laboratories, Inc. + ...........................         24,111
       500 inVentiv Health, Inc. + ..............................         11,230
     1,110 IPC The Hospitalist Co., Inc. + ......................         38,972
        29 Isis Pharmaceuticals, Inc. + .........................            317
       600 ISTA Pharmaceuticals, Inc. + .........................          2,442
       675 Kendle International, Inc. + .........................         11,799
       125 Landauer, Inc. .......................................          8,152
     1,279 LHC Group, Inc. + ....................................         42,885
     2,050 Ligand Pharmaceuticals, Inc., Class B + . ............          3,587
        50 Matrixx Initiatives, Inc. + ..........................            253
     1,080 MedAssets, Inc. + ....................................         22,680
       550 Medicines Co. (The) + ................................          4,312
     1,300 Medicis Pharmaceutical Corp., Class A . ..............         32,708
     1,600 Meridian Bioscience, Inc. ............................         32,592
       275 Merit Medical Systems, Inc. + ........................          4,194
       215 Molina Healthcare, Inc. + ............................          5,412
     1,100 NuVasive, Inc. + .....................................         49,720
       950 Obagi Medical Products, Inc. + .......................         11,571
        50 Odyssey HealthCare, Inc. + ...........................            905
       551 Omnicell, Inc. + .....................................          7,731
       550 Onyx Pharmaceuticals, Inc. + .........................         16,654
       450 Par Pharmaceutical Cos., Inc. + ......................         11,160
       300 Parexel International Corp. + ........................          6,993
     7,600 PDL BioPharma, Inc. ..................................         47,196
       501 Perrigo Co. ..........................................         29,419
       530 Quality Systems, Inc. ................................         32,563
     1,075 Questcor Pharmaceuticals, Inc. + .....................          8,847
       650 Quidel Corp. + .......................................          9,451
       325 Regeneron Pharmaceuticals, Inc. + ....................          8,609
       745 RehabCare Group, Inc. + ..............................         20,316
       350 Rigel Pharmaceuticals, Inc. + ........................          2,789
        50 RTI Biologics, Inc. + ................................            217
       200 Sirona Dental Systems, Inc. + ........................          7,606
       525 STERIS Corp. .........................................         17,671
     1,345 SXC Health Solutions Corp. + .........................         90,492
       700 Universal American Corp. + ...........................         10,780
       300 Varian, Inc. + .......................................         15,534
       150 Viropharma, Inc. + ...................................          2,045
        75 West Pharmaceutical Services, Inc. ...................          3,146
       475 Zoll Medical Corp. + .................................         12,521
                                                                    ------------
                                                                       1,392,582
                                                                    ------------
Industrials -- 9.6%
     1,350 ACCO Brands Corp. + ..................................         10,341
       675 Administaff, Inc. ....................................         14,404
       300 Advisory Board Co. (The) + ...........................          9,450
     2,450 Air Transport Services Group, Inc. + .................          8,256
     1,050 AirTran Holdings, Inc. + .............................          5,334

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                    March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
       700 Alaska Air Group, Inc. + .............................   $     28,861
       100 American Science & Engineering, Inc. .................          7,492
     1,250 Avis Budget Group, Inc. + ............................         14,375
     1,687 BE Aerospace, Inc. + .................................         51,369
       425 Brady Corp., Class A .................................         13,226
       614 Briggs & Stratton Corp. ..............................         11,973
       100 CDI Corp. ............................................          1,466
     3,450 Cenveo, Inc. + .......................................         29,877
       175 Columbus McKinnon Corp. + ............................          2,777
       580 Copart, Inc. + .......................................         20,648
     1,300 Deluxe Corp. .........................................         25,246
     2,575 EnerSys + ............................................         63,500
       125 Genco Shipping & Trading, Ltd. + .....................          2,639
     1,330 Geo Group, Inc. (The) + ..............................         26,361
     1,250 Hawaiian Holdings, Inc. + ............................          9,213
     1,050 Horizon Lines, Inc., Class A .........................          5,712
       870 HUB Group, Inc., Class A + ...........................         24,343
       389 Kaman Corp. ..........................................          9,729
       175 Knight Transportation, Inc. ..........................          3,691
     1,050 Mine Safety Appliances Co. ...........................         29,358
       210 NCI Building Systems, Inc. + .........................          2,318
        75 Nordson Corp. ........................................          5,094
     1,341 Rollins, Inc. ........................................         29,073
       850 Standard Register Co. (The) ..........................          4,547
        43 Tetra Tech, Inc. + ...................................            991
       276 Titan International, Inc. ............................          2,410
       875 Tredegar Corp. .......................................         14,945
       370 Triumph Group, Inc. ..................................         25,933
     2,050 UAL Corp. + ..........................................         40,077
       750 US Airways Group, Inc. + .............................          5,512
       300 US Ecology, Inc. .....................................          4,830
     2,260 UTi Worldwide, Inc. ..................................         34,623
       250 Volt Information Sciences, Inc. + ....................          2,553
       100 VSE Corp. ............................................          4,116
     1,170 Wabtec Corp. .........................................         49,280
       600 Werner Enterprises, Inc. .............................         13,902
                                                                    ------------
                                                                         669,845
                                                                    ------------
Information Technology -- 28.9%
       300 3Com Corp. + .........................................          2,307
        50 ACI Worldwide, Inc. + ................................          1,031
       675 Actuate Corp. + ......................................          3,773
        50 ADC Telecommunications, Inc. + .......................            366
       254 Advanced Analogic Technologies, Inc. + ...............            886
     3,150 Amkor Technology, Inc. + .............................         22,270
       200 Anixter International, Inc. + ........................          9,370
       175 ANSYS, Inc. + ........................................          7,550
     1,320 ArcSight, Inc. + .....................................         37,158
     4,718 Ariba, Inc. + ........................................         60,626
     2,244 Art Technology Group, Inc. + .........................          9,896
     4,210 Aruba Networks, Inc. + ...............................         57,509
       900 AsiaInfo Holdings, Inc. + ............................         23,832
     1,010 Atheros Communications, Inc. + .......................         39,097
       600 ATMI, Inc. + .........................................         11,586
       650 Blue Coat Systems, Inc. + ............................         20,176
     5,900 Brightpoint, Inc. + ..................................         44,427
       320 Cabot Microelectronics Corp. + .......................         12,106
       675 CACI International, Inc., Class A + ..................         32,974
     2,135 Ceva, Inc. + .........................................         24,894
     3,400 Ciber, Inc. + ........................................         12,716
       300 Cirrus Logic, Inc. + .................................          2,517
       350 Cognex Corp. .........................................          6,472
       800 Cogo Group, Inc. + ...................................          5,592
       200 CommVault Systems, Inc. + ............................          4,270
       556 CSG Systems International, Inc. + ....................         11,654



   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
       503 CTS Corp. ............................................  $       4,738
     1,432 Cybersource Corp. + ..................................         25,260
       625 Cymer, Inc. + ........................................         23,312
     1,125 Daktronics, Inc. .....................................          8,572
       815 Digital River, Inc. + ................................         24,695
       200 Diodes, Inc. + .......................................          4,480
     4,275 Earthlink, Inc. ......................................         36,509
       375 Emulex Corp. + .......................................          4,980
     1,450 Entegris, Inc. + .....................................          7,308
       300 Euronet Worldwide, Inc. + ............................          5,529
       300 Extreme Networks + ...................................            921
       163 Factset Research Systems, Inc. .......................         11,959
        50 FARO Technologies, Inc. + ............................          1,288
       300 FEI Co. + ............................................          6,873
       901 FLIR Systems, Inc. + .................................         25,408
        50 Harmonic, Inc. + .....................................            315
     1,379 Heartland Payment Systems, Inc. ......................         25,649
       175 Hittite Microwave Corp. + ............................          7,695
     3,200 Imation Corp. + ......................................         35,232
     1,150 Infinera Corp. + .....................................          9,798
     2,110 Informatica Corp. + ..................................         56,675
       350 Insight Enterprises, Inc. + ..........................          5,026
       272 InterDigital, Inc. + .................................          7,578
     1,150 Intermec, Inc. + .....................................         16,307
     1,700 Internet Capital Group, Inc. + .......................         14,365
     3,010 Intersil Corp., Class A ..............................         44,428
     8,350 Ipass, Inc. ..........................................          9,602
       125 IPG Photonics Corp. + ................................          1,850
     2,730 Ixia + ...............................................         25,307
       775 j2 Global Communications, Inc. + .....................         18,135
       100 Jack Henry & Associates, Inc. ........................          2,406
       550 Kenexa Corp. + .......................................          7,562
        50 Knot, Inc. (The) + ...................................            391
     1,950 L-1 Identity Solutions, Inc., Class 1 + ..............         17,414
     1,650 Lionbridge Technologies, Inc. + ......................          5,990
       100 Littelfuse, Inc. + ...................................          3,801
     2,750 LivePerson, Inc. + ...................................         21,092
       650 Manhattan Associates, Inc. + .........................         16,562
       300 Mantech International Corp., Class A + . .............         14,649
     2,350 Marchex, Inc., Class A ...............................         12,008
     1,550 Methode Electronics, Inc. ............................         15,345
      850 Micrel, Inc. ..........................................          9,061
     1,850 Microsemi Corp. + ....................................         32,079
       575 MicroStrategy, Inc., Class A + .......................         48,915
       750 ModusLink Global Solutions, Inc. + ...................          6,322
     5,600 MoneyGram International, Inc. + ......................         21,336
       650 Monolithic Power Systems, Inc. + .....................         14,495
       238 Multi-Fineline Electronix, Inc. + ....................          6,131
     1,250 NCI, Inc., Class A + .................................         37,788
       200 Net 1 UEPS Technologies, Inc. + ......................          3,678
       428 Netgear, Inc. + ......................................         11,171
     1,290 Netlogic Microsystems, Inc. + ........................         37,965
        50 Netscout Systems, Inc. + .............................            739
       350 Newport Corp. + ......................................          4,375
     1,550 Photronics, Inc. + ...................................          7,889
       200 Plantronics, Inc. ....................................          6,256
       175 Plexus Corp. + .......................................          6,305
       385 Progress Software Corp. + ............................         12,101
     2,295 QLogic Corp. + .......................................         46,589
     5,600 Quantum Corp. + ......................................         14,728
     1,300 Quest Software, Inc. + ...............................         23,127
       250 Radisys Corp. + ......................................          2,240
     1,050 RealNetworks, Inc. + .................................          5,072
     1,650 RF Micro Devices, Inc. + .............................          8,217
       805 RightNow Technologies, Inc. + ........................         14,377

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio                                    March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
        50 Riverbed Technology, Inc. + ..........................  $       1,420
       100 Rofin-Sinar Technologies, Inc. + .....................          2,262
       350 Rogers Corp. + .......................................         10,153
     3,005 Rovi Corp. + .........................................        111,576
       400 Scansource, Inc. + ...................................         11,512
       250 Sigma Designs, Inc. + ................................          2,933
     5,313 Skyworks Solutions, Inc. + ...........................         82,883
       700 Solera Holdings, Inc. ................................         27,055
     3,900 Sonus Networks, Inc. + ...............................         10,179
       225 Standard Microsystems Corp. + ........................          5,238
       225 Sybase, Inc. + .......................................         10,489
       250 Symyx Technologies, Inc. + ...........................          1,122
       746 Synaptics, Inc. + ....................................         20,597
     1,142 Synchronoss Technologies, Inc. + .....................         22,121
       225 Syntel, Inc. .........................................          8,656
       650 Take-Two Interactive Software, Inc. + ................          6,403
     1,519 Taleo Corp., Class A + ...............................         39,357
       950 Technitrol, Inc. .....................................          5,016
     1,475 TeleTech Holdings, Inc. + ............................         25,193
       650 Tessera Technologies, Inc. + .........................         13,182
     1,750 THQ, Inc. + ..........................................         12,268
       450 TIBCO Software, Inc. + ...............................          4,855
       350 Unisys Corp. + .......................................         12,211
     8,550 United Online, Inc. ..................................         63,954
     1,350 UTStarcom, Inc. + ....................................          3,766
     3,050 ValueClick, Inc. + ...................................         30,927
       600 VeriFone Holdings, Inc. + ............................         12,126
       747 Volterra Semiconductor Corp. + .......................         18,750
     1,150 Zoran Corp. + ........................................         12,374
                                                                    ------------
                                                                       2,021,603
                                                                    ------------
Materials -- 4.1%
       300 A Schulman, Inc. .....................................          7,341
     1,925 AK Steel Holding Corp. ...............................         44,005
       150 AM Castle & Co. ......................................          1,962
       325 Arch Chemicals, Inc. .................................         11,177
       200 Calgon Carbon Corp. + ................................          3,424
       350 Compass Minerals International, Inc. .................         28,080
       200 Domtar Corp. + .......................................         12,882
       250 Ferro Corp. ..........................................          2,198
       150 General Steel Holdings, Inc. + .......................            617
       650 HB Fuller Co. ........................................         15,086
       650 Headwaters, Inc. + ...................................          2,983
       300 Koppers Holdings, Inc. ...............................          8,496
     1,050 Myers Industries, Inc. ...............................         11,004
       300 NewMarket Corp. ......................................         30,897
     1,000 Olin Corp. ...........................................         19,620
       100 Rock-Tenn Co., Class A ...............................          4,557
       490 Schnitzer Steel Industries, Inc., Class A . ..........         25,740
       400 Sensient Technologies Corp. ..........................         11,624
     1,750 WR Grace & Co. + .....................................         48,580
                                                                    ------------
                                                                         290,273
                                                                    ------------
Telecommunication Services -- 0.7%
     3,751 Cincinnati Bell, Inc. + ..............................         12,791
     2,050 Global Crossing, Ltd. + ..............................         31,057
     1,250 PAETEC Holding Corp. + ...............................          5,850
       250 USA Mobility, Inc. ...................................          3,168
                                                                     -----------
                                                                          52,866
                                                                    ------------



   Shares                                                              Value
   ------                                                              -----
Utilities -- 0.3%
       550 Allete, Inc. .........................................   $     18,414
                                                                    ------------
Total Common Stock (Cost $5,403,224)                                   6,905,969
                                                                    ------------
Total Investments -- 98.6%
(Cost $5,403,224)++                                                    6,905,969
Other Assets & Liabilities, Net -- 1.4%                                   98,301
                                                                    ------------
NET ASSETS -- 100.0%                                               $   7,004,270
                                                                    ============


+ Non-income  producing security.
ADR -- American Depositary Receipt
PLC -- Public Limited Company

++ At March 31, 2010, the tax basis cost of the Portfolio's investments was $5,403,224, and the unrealized appreciation and depreciation were $1,744,783 and $(242,038), respectively.

    For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi- annual and annual financial statements.

As of March 31, 2010, all of the Portfolio's investments were considered
Level 1.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                     March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
COMMON STOCK -- 99.1%
Consumer Discretionary -- 14.6%
     1,300 American Axle & Manufacturing
           Holdings, Inc. + .....................................   $     12,974
       900 American Greetings Corp., Class A ....................         18,756
     2,500 ArvinMeritor, Inc. + .................................         33,375
     5,000 Beazer Homes USA, Inc. + .............................         22,700
     2,400 Belo Corp., Class A ..................................         16,368
       100 Blyth, Inc. ..........................................          3,125
     3,450 Bob Evans Farms, Inc. ................................        106,639
     1,500 Brown Shoe Co., Inc. .................................         23,220
     2,600 Brunswick Corp. ......................................         41,522
       200 Buckle, Inc. (The) ...................................          7,352
       600 Build-A-Bear Workshop, Inc., Class A + ...............          4,272
       700 Cabela's, Inc. + .....................................         12,243
     2,700 California Pizza Kitchen, Inc. + .....................         45,333
     4,800 Cato Corp. (The), Class A ............................        102,912
       400 Charming Shoppes, Inc. + .............................          2,184
       300 Children's Place Retail Stores, Inc. (The) + .........         13,365
       600 Christopher & Banks Corp. ............................          4,800
       300 Collective Brands, Inc. + ............................          6,822
       800 Cooper Tire & Rubber Co. .............................         15,216
       100 Cracker Barrel Old Country Store, Inc. ...............          4,638
     1,900 Dana Holding Corp. + .................................         22,572
     3,800 Dillard's, Inc., Class A .............................         89,680
       400 DineEquity, Inc. + ...................................         15,812
       900 Domino's Pizza, Inc. + ...............................         12,276
     2,775 Dress Barn, Inc. + ...................................         72,594
     9,300 Eastman Kodak Co. ....................................         53,847
     2,200 EW Scripps Co., Class A + ............................         18,590
     2,200 Exide Technologies + .................................         12,650
       800 Fred's, Inc., Class A ................................          9,584
     1,200 Furniture Brands International, Inc. + ...............          7,716
       700 Genesco, Inc. + ......................................         21,707
     8,000 Golfsmith International Holdings, Inc. + .............         32,240
       600 Great Wolf Resorts, Inc. + ...........................          1,908
     1,850 Hooker Furniture Corp. ...............................         29,748
       250 Interactive Data Corp. ...............................          8,000
       100 Jackson Hewitt Tax Service, Inc. + ...................            200
       200 Jakks Pacific, Inc. + ................................          2,610
     1,300 Jo-Ann Stores, Inc. + ................................         54,574
     1,200 Jones Apparel Group, Inc. ............................         22,824
     4,100 LIN TV Corp., Class A + ..............................         23,575
     1,279 Live Nation Entertainment, Inc. + ....................         18,546
       900 M/I Homes, Inc. + ....................................         13,185
     1,400 Mediacom Communications Corp.,
           Class A + ............................................          8,330
     1,200 Men's Wearhouse, Inc. (The) ..........................         28,728
       300 Modine Manufacturing Co. + ...........................          3,372
       200 Morningstar, Inc. + ..................................          9,618
       800 National CineMedia, Inc. .............................         13,808
       900 New York & Co., Inc. + ...............................          4,311
       500 NutriSystem, Inc. ....................................          8,905
     3,300 Orbitz Worldwide, Inc. + .............................         23,463
       700 PetMed Express, Inc. .................................         15,519
       800 Pinnacle Entertainment, Inc. + .......................          7,792
     7,700 Quiksilver, Inc. + ...................................         36,421
       600 Regis Corp. ..........................................         11,208
       900 Rent-A-Center, Inc., Class A + .......................         21,285
       200 Ryland Group, Inc. ...................................          4,488
     1,100 Saks, Inc. + .........................................          9,460
     1,200 Sally Beauty Holdings, Inc. + ........................         10,704
     1,400 Sealy Corp. + ........................................          4,900
     7,800 Sinclair Broadcast Group, Inc., Class A + ............         39,624
       300 Sotheby's ............................................          9,327



   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
     1,300 Spartan Motors, Inc. .................................    $     7,280
     2,200 Stage Stores, Inc. ...................................         33,858
     1,500 Standard Pacific Corp. + .............................          6,780
       500 Stewart Enterprises, Inc., Class A ...................          3,125
     1,000 Superior Industries International, Inc. ..............         16,080
       500 Systemax, Inc. .......................................         10,870
     1,400 Tenneco, Inc. + ......................................         33,110
     1,400 Tupperware Brands Corp. ..............................         67,508
     1,500 Unifi, Inc. + ........................................          5,460
       700 Unifirst Corp. .......................................         36,050
     1,700 Wendy's/Arby's Group, Inc., Class A ..................          8,500
       100 Wolverine World Wide, Inc. ...........................          2,916
       400 Zale Corp. + .........................................          1,096
                                                                    ------------
                                                                       1,546,150
                                                                    ------------
Consumer Staples -- 5.7%
     1,300 Alliance One International, Inc. + ...................          6,617
       400 Andersons, Inc. (The) ................................         13,392
     4,000 Casey's General Stores, Inc. .........................        125,600
     2,000 Central Garden and Pet Co., Class A + ................         18,320
     2,500 Chiquita Brands International, Inc. + ................         39,325
     5,200 Elizabeth Arden, Inc. + ..............................         93,600
     1,100 Flowers Foods, Inc. ..................................         27,214
     2,900 Great Atlantic & Pacific Tea Co. + ...................         22,243
       800 Imperial Sugar Co. ...................................         12,408
       300 Pantry, Inc. (The) + .................................          3,747
     5,300 Prestige Brands Holdings, Inc. + .....................         47,700
     1,300 Ruddick Corp. ........................................         41,132
       400 Sanderson Farms, Inc. ................................         21,444
     2,200 Smart Balance, Inc. + ................................         14,256
       850 TreeHouse Foods, Inc. + ..............................         37,289
       700 Universal Corp. ......................................         36,883
     2,500 Vector Group, Ltd. ...................................         38,575
                                                                    ------------
                                                                         599,745
                                                                    ------------
Energy -- 6.8%
     3,000 Acergy SA ADR ........................................         55,080
    11,300 Allis-Chalmers Energy, Inc. + ........................         40,002
       600 Alon USA Energy, Inc. ................................          4,350
     1,900 Basic Energy Services, Inc. + ........................         14,649
       400 Bill Barrett Corp. + .................................         12,284
       100 Bristow Group, Inc. + ................................          3,773
     1,800 Bronco Drilling Co., Inc. + ..........................          8,460
     2,100 Complete Production Services, Inc. + .................         24,255
     1,800 Delek US Holdings, Inc. ..............................         13,104
     4,500 Delta Petroleum Corp. + ..............................          6,345
       400 ENGlobal Corp. + .....................................          1,108
     1,900 General Maritime Corp. ...............................         13,661
       200 Goodrich Petroleum Corp. + ...........................          3,128
     2,400 Harvest Natural Resources, Inc. + ....................         18,072
     5,300 Hercules Offshore, Inc. + ............................         22,843
     2,300 Nordic American Tanker Shipping ......................         69,621
       400 Penn Virginia Corp. ..................................          9,800
     3,900 Petroquest Energy, Inc. + ............................         19,617
     1,000 Pioneer Drilling Co. + ...............................          7,040
       400 Rosetta Resources, Inc. + ............................          9,420
     3,300 Ship Finance International, Ltd. .....................         58,608
     2,150 St. Mary Land & Exploration Co. ......................         74,841
     1,300 Stone Energy Corp. + .................................         23,075
     3,600 Teekay Tankers, Ltd., Class A ........................         45,252
     8,400 USEC, Inc. + .........................................         48,468
     1,400 W&T Offshore, Inc. ...................................         11,760
     3,900 Western Refining, Inc. + .............................         21,450
     3,200 World Fuel Services Corp. ............................         85,248
                                                                    ------------
                                                                         725,314
                                                                    ------------

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                     March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Financials -- 27.7%
     3,400 Allied Capital Corp. + ...............................   $     16,898
     1,400 American Capital Agency Corp. ........................         35,840
       600 American Equity Investment Life Holding Co. ..........          6,390
        81 Anworth Mortgage Asset Corp. .........................            546
     3,600 Apollo Investments + .................................         45,828
       400 Ares Capital Corp. ...................................          5,936
     2,700 Aspen Insurance Holdings, Ltd. .......................         77,868
     1,200 Assured Guaranty, Ltd. ...............................         26,364
     2,900 Bank Mutual Corp. ....................................         18,850
       200 Bank of the Ozarks, Inc. .............................          7,038
     7,900 Banner Corp. .........................................         30,336
     1,600 BioMed Realty Trust, Inc. ............................         26,464
     2,900 Boston Private Financial Holdings, Inc. ..............         21,373
       800 Brookline Bancorp, Inc. ..............................          8,512
       300 Calamos Asset Management, Inc., Class A ..............          4,302
       700 Capstead Mortgage Corp. ..............................          8,372
     1,300 Cathay General Bancorp ...............................         15,145
     1,400 Chemical Financial Corp. .............................         33,068
     2,500 Cogdell Spencer, Inc. ................................         18,500
       300 Colonial Properties Trust ............................          3,864
     1,000 Community Bank System, Inc. ..........................         22,780
     2,500 Conseco, Inc. + ......................................         15,550
     1,400 Delphi Financial Group, Inc., Class A ................         35,224
     2,100 Developers Diversified Realty Corp. ..................         25,557
     3,000 Doral Financial Corp. + ..............................         12,930
    48,400 E*Trade Financial Corp. + ............................         79,860
     1,300 Education Realty Trust, Inc. .........................          7,462
       225 Enterprise Financial Services Corp. ..................          2,489
       900 Entertainment Properties Trust .......................         37,017
     4,757 Equity One, Inc. .....................................         89,860
       600 Extra Space Storage, Inc. ............................          7,608
    13,200 First BanCorp ........................................         31,812
       180 First Citizens BancShares, Inc., Class A . ...........         35,777
     4,000 First Commonwealth Financial Corp. ...................         26,840
       660 First Community Bancshares, Inc. .....................          8,164
       100 First Defiance Financial Corp. .......................          1,012
     1,200 First Financial Bancorp ..............................         21,348
       637 First Financial Bankshares, Inc. .....................         32,837
       600 First Financial Northwest, Inc. ......................          4,098
     2,600 First Industrial Realty Trust, Inc. + ................         20,176
     5,750 First Mercury Financial Corp. ........................         74,922
       600 First Midwest Bancorp, Inc. ..........................          8,130
     1,800 First Niagara Financial Group, Inc. ..................         25,596
     3,800 Flagstar Bancorp, Inc. + .............................          2,280
     3,500 FNB Corp. ............................................         28,385
     1,100 Glacier Bancorp, Inc. ................................         16,753
     1,190 Hancock Holding Co. ..................................         49,754
     1,150 Hanover Insurance Group, Inc. (The) ..................         50,152
       174 Harleysville Group, Inc. .............................          5,874
     3,100 Hatteras Financial Corp. .............................         79,887
     1,351 Hercules Technology Growth Capital, Inc. .............         14,307
     1,214 Highwoods Properties, Inc. ...........................         38,520
       700 Home Properties, Inc. ................................         32,760
     1,300 Horace Mann Educators Corp. ..........................         19,578
       261 Independent Bank Corp. ...............................          6,436
       200 Infinity Property & Casualty .........................          9,088
     2,300 Inland Real Estate Corp. .............................         21,045
     4,300 iStar Financial, Inc. ................................         19,737
     1,900 Kite Realty Group Trust ..............................          8,987
       800 Knight Capital Group, Inc., Class A + ................         12,200
     1,420 Lexington Realty Trust ...............................          9,244
     2,765 LTC Properties, Inc. .................................         74,821
       287 M&T Bank Corp. .......................................         22,782
       400 Max Capital Group, Ltd. ..............................          9,196



   Shares                                                              Value
   ------                                                              -----
Financials (continued)
       500 Meadowbrook Insurance Group, Inc. ....................    $     3,950
       600 Medical Properties Trust, Inc. .......................          6,288
     6,300 MFA Mortgage Investments, Inc. .......................         46,368
     4,100 National Penn Bancshares, Inc. .......................         28,290
       400 National Retail Properties, Inc. .....................          9,132
       716 NBT Bancorp, Inc. ....................................         16,361
       900 NewAlliance Bancshares, Inc. .........................         11,358
     2,100 Northwest Bancshares, Inc. ...........................         24,654
     1,455 Old National Bancorp .................................         17,387
     2,250 PacWest Bancorp ......................................         51,345
       400 Parkway Properties, Inc. .............................          7,512
     2,270 Pennsylvania Real Estate Investment
           Trust ................................................         28,307
       610 People's United Financial, Inc. ......................          9,540
     2,700 PHH Corp. + ..........................................         63,639
     3,500 Phoenix Cos., Inc. (The) + ...........................          8,470
       300 Platinum Underwriters Holdings, Ltd. .................         11,124
     5,250 PMA Capital Corp., Class A + .........................         32,235
       100 Primerica + ..........................................          1,500
     2,900 PrivateBancorp, Inc., Class A ........................         39,730
       800 Prospect Capital Corp. ...............................          9,720
     1,722 Prosperity Bancshares, Inc. ..........................         70,602
     1,300 Provident Financial Services, Inc. ...................         15,470
     1,900 Radian Group, Inc. ...................................         29,716
     8,900 RAIT Financial Trust .................................         17,622
     8,700 Redwood Trust, Inc. ..................................        134,154
     1,000 S&T Bancorp, Inc. ....................................         20,900
       923 Safety Insurance Group, Inc. .........................         34,769
     2,050 Selective Insurance Group ............................         34,030
     1,800 South Financial Group, Inc. (The) ....................          1,244
       900 Sovran Self Storage, Inc. ............................         31,374
     1,350 StanCorp Financial Group, Inc. .......................         64,301
     3,300 Sterling Bancshares, Inc. ............................         18,414
       100 Stewart Information Services Corp. ...................          1,380
     8,200 Susquehanna Bancshares, Inc. .........................         80,442
     1,100 SWS Group, Inc. ......................................         12,683
     4,150 Texas Capital Bancshares, Inc. + .....................         78,809
     1,550 Tower Group, Inc. ....................................         34,364
     7,500 Trustco Bank Corp. ...................................         46,275
     3,877 Umpqua Holdings Corp. ................................         51,409
       700 United Bankshares, Inc. ..............................         18,354
       954 United Community Banks, Inc. + .......................          4,207
       800 Webster Financial Corp. ..............................         13,992
       700 Westamerica Bancorporation ...........................         40,355
    11,600 Western Alliance Bancorp + ...........................         66,004
       405 Wilshire Bancorp, Inc. ...............................          4,467
       250 Wintrust Financial Corp. .............................          9,303
                                                                    ------------
                                                                       2,931,879
                                                                    ------------
Health Care -- 3.5%
       400 AMERIGROUP Corp. + ...................................         13,296
       800 AMN Healthcare Services, Inc. + ......................          7,040
       389 Bio-Rad Laboratories, Inc., Class A + ................         40,269
       257 Chemed Corp. .........................................         13,976
     1,800 Cross Country Healthcare, Inc. + .....................         18,198
       300 Healthsouth Corp. + ..................................          5,610
       300 Healthspring, Inc. + .................................          5,280
       100 inVentiv Health, Inc. + ..............................          2,246
       200 Kendle International, Inc. + .........................          3,496
       600 Kindred Healthcare, Inc. + ...........................         10,830
     1,400 Magellan Health Services, Inc. + .....................         60,872
     1,100 Medcath Corp. + ......................................         11,517
       700 Medicis Pharmaceutical Corp., Class A  . .............         17,612
       400 Meridian Bioscience, Inc. ............................          8,148
     9,700 PDL BioPharma, Inc. ..................................         60,237
       600 Res-Care, Inc. + .....................................          7,194

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                     March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
     6,350 Skilled Healthcare Group, Inc., Class A +                $     39,179
     1,400 Universal American Corp. +                                     21,560
       200 Viropharma, Inc. +                                              2,726
       600 WellCare Health Plans, Inc. +                                  17,880
                                                                    ------------
                                                                         367,166
                                                                    ------------
Industrials -- 14.2%
     4,200 ACCO Brands Corp. + ..................................         32,172
       400 Acuity Brands, Inc. ..................................         16,884
     1,500 Air Transport Services Group, Inc. + .................          5,055
     3,000 Aircastle, Ltd. ......................................         28,410
     1,500 Alaska Air Group, Inc. + .............................         61,845
     3,550 Albany International Corp., Class A ..................         76,431
       200 American Railcar Industries, Inc. ....................          2,432
       900 Arkansas Best Corp. ..................................         26,892
     3,500 Avis Budget Group, Inc. + ............................         40,250
     3,550 Belden, Inc. .........................................         97,483
       300 Brady Corp., Class A .................................          9,336
     2,114 Briggs & Stratton Corp. ..............................         41,223
     1,400 CDI Corp. ............................................         20,524
     8,900 Cenveo, Inc. + .......................................         77,074
       200 Ceradyne, Inc. + .....................................          4,538
     3,500 CIRCOR International, Inc. ...........................        116,235
      500 Columbus McKinnon Corp. + .............................          7,935
     1,700 Deluxe Corp. .........................................         33,014
       100 Dycom Industries, Inc. + .............................            877
       300 Ennis, Inc. ..........................................          4,881
       500 EnPro Industries, Inc. + .............................         14,540
       500 Genco Shipping & Trading, Ltd. + .....................         10,555
       450 General Cable Corp. + ................................         12,150
     1,100 Gibraltar Industries, Inc. + .........................         13,871
     7,950 Griffon Corp. + ......................................         99,057
       700 Hawaiian Holdings, Inc. + ............................          5,159
     2,600 Horizon Lines, Inc., Class A .........................         14,144
       372 Kaman Corp. ..........................................          9,304
       650 Lincoln Electric Holdings, Inc. ......................         35,314
     2,600 Marten Transport, Ltd. + .............................         51,246
       650 Middleby Corp. + .....................................         37,434
     1,000 Mine Safety Appliances Co. ...........................         27,960
       100 Mueller Industries, Inc. .............................          2,679
     3,800 Mueller Water Products, Inc., Class A ................         18,164
     1,120 NCI Building Systems, Inc. + .........................         12,365
       750 Otter Tail Corp. .....................................         16,470
       250 Quanex Building Products Corp. .......................          4,132
       700 RBC Bearings, Inc. + .................................         22,309
     1,000 Regal-Beloit Corp. ...................................         59,410
       600 School Specialty, Inc. + .............................         13,626
     2,300 Skywest, Inc. ........................................         32,844
     1,700 Standard Register Co. (The) ..........................          9,095
     1,600 Tredegar Corp. .......................................         27,328
     2,200 Tutor Perini Corp. + .................................         47,850
     4,300 UAL Corp. + ..........................................         84,065
       800 United Rentals, Inc. + ...............................          7,504
     2,400 US Airways Group, Inc. + .............................         17,640
       400 Viad Corp. ...........................................          8,220
     1,100 Volt Information Sciences, Inc. + ....................         11,231
       950 WABCO Holdings, Inc. .................................         28,424
       300 Waste Connections, Inc. + ............................         10,188
     1,700 Werner Enterprises, Inc. .............................         39,389
     2,800 YRC Worldwide, Inc. + ................................          1,523
                                                                    ------------
                                                                       1,508,681
                                                                    ------------
Information Technology -- 13.1%
     9,869 Actel Corp. + ........................................        136,686
     2,300 Acxiom Corp. + .......................................         41,262
       400 ADC Telecommunications, Inc. + .......................          2,924



   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
     1,000 Advanced Energy Industries, Inc. + ...................   $     16,560
     3,600 Amkor Technology, Inc. + .............................         25,452
       550 Anixter International, Inc. + ........................         25,767
       333 Arris Group, Inc. + ..................................          3,999
     1,200 Aviat Networks, Inc. + ...............................          7,956
     2,900 Brightpoint, Inc. + ..................................         21,837
     9,150 Brocade Communications Systems, Inc. + ...............         52,247
    12,600 Ciber, Inc. + ........................................         47,124
     2,900 Cirrus Logic, Inc. + .................................         24,331
     1,000 Cogent, Inc. + .......................................         10,200
       400 Cognex Corp. .........................................          7,396
     1,900 Cogo Group, Inc. + ...................................         13,281
     2,350 Coherent, Inc. + .....................................         75,106
     3,330 CTS Corp. ............................................         31,369
       600 Daktronics, Inc. .....................................          4,572
     3,400 Earthlink, Inc. ......................................         29,036
       200 EMS Technologies, Inc. + .............................          3,320
     1,200 Entegris, Inc. + .....................................          6,048
       500 FLIR Systems, Inc. + .................................         14,100
     5,660 Imation Corp. + ......................................         62,317
     1,500 Insight Enterprises, Inc. + ..........................         21,540
       500 Internet Capital Group, Inc. + .......................          4,225
    17,100 Ipass, Inc. ..........................................         19,665
     8,700 Keithley Instruments, Inc. ...........................         57,420
     5,100 Methode Electronics, Inc. ............................         50,490
     1,900 Micrel, Inc. .........................................         20,254
     4,100 ModusLink Global Solutions, Inc. + ...................         34,563
     3,500 MoneyGram International, Inc. + ......................         13,335
       200 MTS Systems Corp. ....................................          5,806
       400 Netgear, Inc. + ......................................         10,440
     1,200 Omnivision Technologies, Inc. + ......................         20,616
       400 Palm, Inc. + .........................................          1,504
     3,900 Photronics, Inc. + ...................................         19,851
       500 Quest Software, Inc. + ...............................          8,895
       400 Rogers Corp. + .......................................         11,604
     1,700 Scansource, Inc. + ...................................         48,926
     1,200 Skyworks Solutions, Inc. + ...........................         18,720
     7,300 Sonus Networks, Inc. + ...............................         19,053
     4,286 Standard Microsystems Corp. + ........................         99,778
       324 Symyx Technologies, Inc. + ...........................          1,455
       500 Take-Two Interactive Software, Inc. + ................          4,925
     2,300 Technitrol, Inc. .....................................         12,144
     5,300 THQ, Inc. + ..........................................         37,153
     5,400 TIBCO Software, Inc. + ...............................         58,266
       300 TriQuint Semiconductor, Inc. + .......................          2,100
     1,470 Unisys Corp. + .......................................         51,288
     8,940 United Online, Inc. ..................................         66,871
       400 UTStarcom, Inc. + ....................................          1,116
                                                                    ------------
                                                                       1,384,893
                                                                    ------------
Materials -- 9.8%
     1,200 A Schulman, Inc. .....................................         29,364
     1,600 AM Castle & Co. ......................................         20,928
       918 Arch Chemicals, Inc. .................................         31,570
     5,800 Aurizon Mines, Ltd. + ................................         27,608
       200 Brush Engineered Materials, Inc. + ...................          4,514
     3,100 Buckeye Technologies, Inc. + .........................         40,548
       700 Century Aluminum Co. + ...............................          9,632
       870 Coeur d'Alene Mines Corp. + ..........................         13,033
       900 Domtar Corp. + .......................................         57,969
     1,900 Ferro Corp. ..........................................         16,701
       400 Glatfelter ...........................................          5,796
     2,500 Globe Specialty Metals, Inc. + .......................         27,975
       100 Haynes International, Inc. ...........................          3,553
     1,790 HB Fuller Co. ........................................         41,546
     3,900 Headwaters, Inc. + ...................................         17,901

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio                                     March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Materials (continued)
     2,400 Hecla Mining Co. + ...................................  $      13,128
       600 Innophos Holdings, Inc. ..............................         16,740
       200 Innospec, Inc. .......................................          2,272
     4,000 Jaguar Mining, Inc. + ................................         36,840
       800 Kaiser Aluminum Corp. ................................         30,856
     1,400 Koppers Holdings, Inc. ...............................         39,648
     2,100 Louisiana-Pacific Corp. + ............................         19,005
       200 Minerals Technologies, Inc. ..........................         10,368
     1,600 Myers Industries, Inc. ...............................         16,768
     9,150 Northgate Minerals Corp. + ...........................         27,450
     3,600 Olin Corp. ...........................................         70,632
       100 Olympic Steel, Inc. ..................................          3,265
     1,000 Packaging Corp of America ............................         24,610
       400 PolyOne Corp. + ......................................          4,096
     1,000 Rockwood Holdings, Inc. + ............................         26,620
     1,250 Royal Gold, Inc. .....................................         57,762
     1,400 Sensient Technologies Corp. ..........................         40,684
       300 Solutia, Inc. + ......................................          4,833
     1,200 Temple-Inland, Inc. ..................................         24,516
     4,550 Thompson Creek Metals Co., Inc. + ....................         61,562
     7,500 Wausau Paper Corp. + .................................         64,050
       900 Westlake Chemical Corp. ..............................         23,211
       300 Worthington Industries, Inc. .........................          5,187
     2,200 WR Grace & Co. + .....................................         61,072
                                                                    ------------
                                                                       1,033,813
                                                                    ------------
Telecommunication Services -- 0.3%
     2,470 Cincinnati Bell, Inc. + ..............................          8,423
     1,600 Global Crossing, Ltd. + ..............................         24,240
                                                                    ------------
                                                                          32,663
                                                                    ------------
Utilities -- 3.4%
     1,350 Allete, Inc. .........................................         45,198
       400 Avista Corp. .........................................          8,284
     1,417 Black Hills Corp. ....................................         43,006
       500 IDACORP, Inc. ........................................         17,310
       800 Nicor, Inc. ..........................................         33,536
     3,150 NorthWestern Corp. ...................................         84,451
     3,500 PNM Resources, Inc. ..................................         43,855
       400 Portland General Electric Co. ........................          7,724
     1,550 Unisource Energy Corp. ...............................         48,732
       700 WGL Holdings, Inc. ...................................         24,255
                                                                    ------------
                                                                         356,351
                                                                    ------------
Total Common Stock (Cost $8,976,912)                                  10,486,655
                                                                    ------------
Total Investments -- 99.1%
(Cost $8,976,912)+                                                    10,486,655
Other Assets & Liabilities, Net -- 0.9%                                   98,588
                                                                    ------------
NET ASSETS -- 100.0%                                              $   10,585,243
                                                                    ============


+   Non-income  producing security.
ADR -- American Depositary Receipt

+ At March 31, 2010, the tax basis cost of the Portfolio's investments was $8,976,912, and the unrealized appreciation and depreciation were $2,247,414 and $(737,671), respectively.

    For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

As of March 31, 2010, all of the Portfolio's investments were considered
Level 1.

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
COMMON STOCK -- 99.7%
Consumer Discretionary -- 10.7%
       300 1-800-Flowers.com, Inc., Class A + ...................   $        753
       200 4Kids Entertainment, Inc. + ..........................            230
     2,500 99 Cents Only Stores + ...............................         40,750
       650 Aaron's, Inc. ........................................         21,671
       900 Abercrombie & Fitch Co., Class A .....................         41,076
       300 Acme United Corp. ....................................          3,267
     1,400 Advance Auto Parts, Inc. .............................         58,688
     2,250 Aeropostale, Inc. + ..................................         64,867
       100 AFC Enterprises, Inc. + ..............................          1,073
        90 AH Belo Corp., Class A + .............................            645
       200 Aldila, Inc. + .......................................          1,092
     5,750 Amazon.com, Inc. + ...................................        780,448
       400 Ambassadors Group, Inc. ..............................          4,420
     3,500 American Apparel, Inc. + .............................         10,605
     2,400 American Axle & Manufacturing
           Holdings, Inc. + .....................................         23,952
     2,625 American Eagle Outfitters, Inc. ......................         48,615
       450 American Greetings Corp., Class A ....................          9,378
       829 American Public Education, Inc. + ....................         38,631
       700 America's Car-Mart, Inc. + ...........................         16,884
     1,500 Ameristar Casinos, Inc. ..............................         27,330
       964 AnnTaylor Stores Corp. + .............................         19,955
     1,750 Apollo Group, Inc., Class A + ........................        107,258
       550 ArvinMeritor, Inc. + .................................          7,343
       200 Ascent Media Corp., Class A + ........................          5,450
     2,250 AutoNation, Inc. + ...................................         40,680
       500 AutoZone, Inc. + .....................................         86,545
     1,000 Beazer Homes USA, Inc. + .............................          4,540
     1,400 Bebe Stores, Inc. ....................................         12,460
     2,925 Bed Bath & Beyond, Inc. + ............................        127,998
       950 Belo Corp., Class A ..................................          6,479
     4,400 Best Buy Co., Inc. ...................................        187,176
       200 Big 5 Sporting Goods Corp. ...........................          3,044
     1,500 Big Lots, Inc. + .....................................         54,630
       250 Blue Nile, Inc. + ....................................         13,755
       300 Bluegreen Corp. + ....................................            981
       112 Blyth, Inc. ..........................................          3,500
       400 Bon-Ton Stores, Inc. (The) ...........................          5,336
       100 Books-A-Million, Inc., Class A .......................            724
       400 Borders Group, Inc. + ................................            688
     1,580 BorgWarner, Inc. + ...................................         60,324
     2,000 Boyd Gaming Corp. + ..................................         19,760
       500 Bridgepoint Education, Inc. + ........................         12,290
       875 Brinker International, Inc. ..........................         16,870
       718 Brink's Home Security Holdings, Inc. + . .............         30,551
     1,000 Brookfield Homes Corp. + .............................          8,740
       500 Brunswick Corp. ......................................          7,985
     1,500 Burger King Holdings, Inc. ...........................         31,890
     1,500 Cabela's, Inc. + .....................................         26,235
     3,525 Cablevision Systems Corp., Class A ...................         85,093
       200 Cache, Inc. + ........................................          1,102
       400 California Coastal Communities, Inc. + . .............            452
       375 California Pizza Kitchen, Inc. + .....................          6,296
       500 Callaway Golf Co. ....................................          4,410
     1,500 Career Education Corp. + .............................         47,460
     1,900 Caribou Coffee Co., Inc. + ...........................         12,578
     1,755 CarMax, Inc. + .......................................         44,086
     4,200 Carnival Corp. .......................................        163,296
       850 Carter's, Inc. + .....................................         25,628
     8,937 CBS Corp., Class B ...................................        124,582
       977 CEC Entertainment, Inc. + ............................         37,214
       362 Charles & Colvard, Ltd. + ............................            662
     2,550 Charming Shoppes, Inc. + .............................         13,923
       600 Cheesecake Factory, Inc. (The) + .....................         16,236
     2,450 Chico's FAS, Inc. ....................................         35,329
       200 Children's Place Retail Stores, Inc. (The) (+) .......          8,910
       300 Chipotle Mexican Grill, Inc., Class A + ..............         33,801



   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
       800 Cinemark Holdings, Inc. ..............................   $     14,672
        50 Citi Trends, Inc. + ..................................          1,622
       200 CKE Restaurants, Inc. ................................          2,214
       700 CKX, Inc. + ..........................................          4,291
     1,000 Clear Channel Outdoor Holdings, Inc.,
           Class A + ............................................         10,610
     4,800 Coach, Inc. ..........................................        189,696
       600 Coachmen Industries, Inc. + ..........................            828
       100 Cobra Electronics Corp. ..............................            251
       200 Coinstar, Inc. + .....................................          6,500
     1,450 Coldwater Creek, Inc. + ..............................         10,063
       550 Collective Brands, Inc. + ............................         12,507
       110 Collectors Universe ..................................          1,243
    32,983 Comcast Corp. Special, Class A .......................        620,740
       500 Conn's, Inc. + .......................................          3,915
     2,450 Corinthian Colleges, Inc. + ..........................         43,096
       200 CROCS, Inc. + ........................................          1,754
       200 Crown Media Holdings, Inc., Class A + ................            384
        50 CSS Industries, Inc. .................................          1,005
         5 CTM Media Holdings, Inc., Class B ....................             12
       300 Cumulus Media, Inc., Class A + .......................          1,020
     2,500 Dana Holding Corp. + .................................         29,700
     2,200 Darden Restaurants, Inc. .............................         97,988
       150 Deckers Outdoor Corp. + ..............................         20,700
       275 DeVry, Inc. ..........................................         17,930
     1,002 Dick's Sporting Goods, Inc. + ........................         26,162
       100 Dillard's, Inc., Class A .............................          2,360
    12,568 DIRECTV, Class A + ...................................        424,924
     3,900 Discovery Communications, Inc.,
           Class A + ............................................        131,781
     3,025 DISH Network Corp., Class A ..........................         62,980
       100 Dixie Group, Inc. + ..................................            495
     1,500 Dolan Media Co. + ....................................         16,305
     1,250 Dollar Tree, Inc. + ..................................         74,025
       850 Domino's Pizza, Inc. + ...............................         11,594
       650 Dover Downs Gaming & Entertainment,
           Inc. .................................................          2,574
     3,623 DR Horton, Inc. ......................................         45,650
       564 Dress Barn, Inc. + ...................................         14,754
       600 DSW, Inc., Class A + .................................         15,318
     3,625 Eastman Kodak Co. ....................................         20,989
       642 Education Management Corp. + .........................         14,060
       219 Emmis Communications Corp., Class A + ................            250
       300 Empire Resorts, Inc. + ...............................            546
       250 Entercom Communications Corp.,
           Class A + ............................................          2,972
       100 Entravision Communications Corp.,
           Class A + ............................................            276
     1,366 EW Scripps Co., Class A + ............................         11,543
     2,600 Exide Technologies + .................................         14,950
     3,115 Expedia, Inc. ........................................         77,750
     1,600 Family Dollar Stores, Inc. ...........................         58,576
       200 Famous Dave's of America, Inc. + .....................          1,610
     1,500 Federal Mogul Corp. + ................................         27,540
       100 Finish Line, Inc. (The), Class A .....................          1,632
     1,900 Foot Locker, Inc. ....................................         28,576
    37,885 Ford Motor Co. + .....................................        476,215
     1,500 Fortune Brands, Inc. .................................         72,765
       300 Forward Industries, Inc. + ...........................            915
     1,700 Fred's, Inc., Class A ................................         20,366
       200 Furniture Brands International, Inc. + ...............          1,286
       600 Gaiam, Inc., Class A .................................          4,980
     2,625 GameStop Corp., Class A + ............................         57,514
       600 Gaming Partners International Corp. ..................          3,714
     2,800 Gannett Co., Inc. ....................................         46,256
     7,750 Gap, Inc. (The) ......................................        179,102
     1,125 Garmin, Ltd. .........................................         43,290
     1,375 Genesco, Inc. + ......................................         42,639
     2,010 Gentex Corp. .........................................         39,034

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
     1,900 Genuine Parts Co. ....................................   $     80,256
       701 G-III Apparel Group, Ltd. + ..........................         19,320
     2,875 Goodyear Tire & Rubber Co. (The) + ...................         36,340
       500 Grand Canyon Education, Inc. + .......................         13,070
     1,000 Gray Television, Inc. + ..............................          2,300
       300 Great Wolf Resorts, Inc. + ...........................            954
       400 Guess?, Inc. .........................................         18,792
     3,760 H&R Block, Inc. ......................................         66,928
     1,696 Hanesbrands, Inc. + ..................................         47,183
     2,475 Harley-Davidson, Inc. ................................         69,473
       600 Harman International Industries, Inc. ................         28,068
     1,000 Harte-Hanks, Inc. ....................................         12,860
     2,200 Hasbro, Inc. .........................................         84,216
       500 hhgregg, Inc. + ......................................         12,620
       200 Hibbett Sports, Inc. + ...............................          5,116
       300 Hillenbrand, Inc. ....................................          6,597
    22,350 Home Depot, Inc. (The) ...............................        723,023
       200 Hooker Furniture Corp. ...............................          3,216
       100 HOT Topic, Inc. + ....................................            650
     1,000 Hovnanian Enterprises, Inc., Class A + ...............          4,350
       743 HSN, Inc. + ..........................................         21,874
       450 Iconix Brand Group, Inc. + ...........................          6,912
       100 Infosonics Corp. + ...................................             93
     4,450 International Game Technology ........................         82,103
       237 International Speedway Corp., Class A ................          6,107
     4,372 Interpublic Group of Cos., Inc. + ....................         36,375
       743 Interval Leisure Group, Inc. + .......................         10,818
     3,692 J.C. Penney Co., Inc. ................................        118,772
       775 Jackson Hewitt Tax Service, Inc. + ...................          1,550
     1,500 Jarden Corp. .........................................         49,935
       500 John Wiley & Sons, Inc., Class A .....................         21,640
     7,450 Johnson Controls, Inc. ...............................        245,775
       378 Jones Apparel Group, Inc. ............................          7,190
       200 JOS A Bank Clothiers, Inc. + .........................         10,930
       600 Journal Communications, Inc., Class A ................          2,520
       300 K12, Inc. + ..........................................          6,663
       800 KB Home ..............................................         13,400
     4,700 Kenneth Cole Productions, Inc., Class A + ............         60,207
       200 Kid Brands, Inc. + ...................................          1,730
        50 Knology, Inc. + ......................................            672
     4,100 Kohl's Corp. + .......................................        224,598
       300 Krispy Kreme Doughnuts, Inc. + .......................          1,206
       550 K-Swiss, Inc., Class A + .............................          5,753
       200 Lakes Entertainment, Inc. + ..........................            458
       500 Lamar Advertising Co., Class A + .....................         17,175
       600 Landry's Restaurants, Inc. + .........................         10,752
     3,200 Las Vegas Sands Corp. + ..............................         67,680
       200 La-Z-Boy, Inc., Class Z + ............................          2,508
       100 Leapfrog Enterprises, Inc., Class A + ................            655
       450 Lear Corp. + (a) .....................................             --
       500 Learning Tree International, Inc. + ..................          7,035
       750 Lee Enterprises, Inc. + ..............................          2,543
     1,410 Leggett & Platt, Inc. ................................         30,513
     3,100 Lennar Corp., Class A ................................         53,351
     1,000 Libbey, Inc. + .......................................         12,330
     3,551 Liberty Global, Inc., Class A + ......................        103,547
     1,035 Liberty Media Corp. - Capital, Series A + ............         37,643
     6,675 Liberty Media Corp. - Interactive,
           Class A + ............................................        102,194
       729 Liberty Media Corp. - Starz + ........................         39,862
       700 Lifetime Brands, Inc. + ..............................          8,260
       200 LIN TV Corp., Class A + ..............................          1,150
       200 Lincoln Educational Services Corp. + .................          5,060
     1,537 Live Nation Entertainment, Inc. + ....................         22,287
       800 Liz Claiborne, Inc. + ................................          5,944
     1,800 LKQ Corp. + ..........................................         36,540
       900 Lodgian, Inc. + ......................................          2,250
    17,681 Lowe's Cos., Inc. ....................................        428,587
     3,540 Ltd. Brands, Inc. ....................................         87,155



   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
     5,998 Macy's, Inc. .........................................   $    130,576
       881 Madison Square Garden, Inc., Class A + ...............         19,144
       100 Marcus Corp. .........................................          1,299
       700 Marine Products Corp. ................................          4,200
     4,677 Marriott International, Inc., Class A ................        147,419
     3,100 Martha Stewart Living Omnimedia,
           Class A + ............................................         17,298
     3,730 Mattel, Inc. .........................................         84,820
       100 Matthews International Corp., Class A . ..............          3,550
       496 McClatchy Co., Class A ...............................          2,435
     1,500 McCormick & Schmick's Seafood
           Restaurants, Inc. + ..................................         15,105
    13,300 McDonald's Corp. .....................................        887,376
     4,700 McGraw-Hill Cos., Inc. (The) .........................        167,555
       271 MDC Holdings, Inc. ...................................          9,379
       500 Media General, Inc., Class A + .......................          4,145
     1,467 Mediacom Communications Corp.,
           Class A + ............................................          8,729
       500 Meritage Homes Corp. + ...............................         10,500
     4,200 MGM Mirage + .........................................         50,400
       577 Mohawk Industries, Inc. + ............................         31,377
     1,600 Monarch Casino & Resort, Inc. + ......................         13,664
       500 Monro Muffler Brake, Inc. ............................         17,880
       150 Morgans Hotel Group Co. + ............................            961
       300 Morton's Restaurant Group, Inc. + ....................          1,833
       700 MTR Gaming Group, Inc. + .............................          1,421
       591 Multimedia Games, Inc. + .............................          2,305
       500 National CineMedia, Inc. .............................          8,630
        50 Nautilus, Inc. + .....................................            151
       100 Navarre Corp. + ......................................            208
     1,300 New York & Co., Inc. + ...............................          6,227
     2,100 New York Times Co., Class A + ........................         23,373
     2,926 Newell Rubbermaid, Inc. ..............................         44,475
    24,438 News Corp., Class A ..................................        352,152
       200 Nexstar Broadcasting Group, Inc.,
           Class A + ............................................            984
     4,550 NIKE, Inc., Class B ..................................        334,425
       700 Noble International, Ltd. + (a) ......................             --
     2,800 Nordstrom, Inc. ......................................        114,380
     5,525 Office Depot, Inc. + .................................         44,089
     1,100 OfficeMax, Inc. + ....................................         18,062
     3,500 Omnicom Group, Inc. ..................................        135,835
     2,900 Orbitz Worldwide, Inc. + .............................         20,619
     1,260 O'Reilly Automotive, Inc. + ..........................         52,555
       650 Orleans Homebuilders, Inc. + .........................             91
       500 Outdoor Channel Holdings, Inc. + .....................          3,295
       300 Overstock.com, Inc. + ................................          4,875
        50 Oxford Industries, Inc. ..............................          1,016
       200 Pacific Sunwear of California + ......................          1,062
       600 Palm Harbor Homes, Inc. + ............................          1,206
       300 Panera Bread Co., Class A + ..........................         22,947
     1,500 Penn National Gaming, Inc. + .........................         41,700
       400 Penske Auto Group, Inc. + ............................          5,768
     1,500 PEP Boys-Manny Moe & Jack ............................         15,075
     1,300 Perry Ellis International, Inc. + ....................         29,445
     2,050 PetSmart, Inc. .......................................         65,518
     1,900 Pier 1 Imports, Inc. + ...............................         12,103
       800 Pinnacle Entertainment, Inc. + .......................          7,792
       565 Playboy Enterprises, Inc., Class B + .................          2,068
       275 Premier Exhibitions, Inc. + ..........................            435
       200 Pre-Paid Legal Services, Inc. + ......................          7,570
       500 priceline.com, Inc. + ................................        127,500
     1,000 Primedia, Inc. .......................................          3,440
       100 Princeton Review, Inc. + .............................            349
     3,840 Pulte Group, Inc. + ..................................         43,200
        50 Quiksilver, Inc. + ...................................            236
       850 RadioShack Corp. .....................................         19,236
       100 RCN Corp. + ..........................................          1,508
     2,600 Regal Entertainment Group, Class A ...................         45,682

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
       200 Regis Corp. ..........................................   $      3,736
       250 Rent-A-Center, Inc., Class A + .......................          5,913
       100 Retail Ventures, Inc. + ..............................            951
     1,500 Rick's Cabaret International, Inc. + .................         19,200
       100 Rocky Brands, Inc. + .................................            954
     1,950 Ross Stores, Inc. ....................................        104,266
     1,625 Royal Caribbean Cruises, Ltd. + ......................         53,609
       500 Ruby Tuesday, Inc. + .................................          5,285
     2,200 Ruth's Hospitality Group, Inc. + .....................         11,660
     1,500 Ryland Group, Inc. ...................................         33,660
     1,800 Saks, Inc. + .........................................         15,480
       100 Salem Communications Corp., Class A + ................            358
     1,000 Sally Beauty Holdings, Inc. + ........................          8,920
     2,500 Scientific Games Corp., Class A + ....................         35,200
     1,300 Scripps Networks Interactive, Inc.,
           Class A ..............................................         57,655
       200 Sealy Corp. + ........................................            700
       925 Sears Holdings Corp. + ...............................        100,298
       188 Select Comfort Corp. + ...............................          1,498
     4,375 Service Corp. International ..........................         40,162
     1,000 Sherwin-Williams Co. (The) ...........................         67,680
       400 Shoe Carnival, Inc. + ................................          9,144
       100 Shuffle Master, Inc. + ...............................            819
       776 Signet Jewelers, Ltd. + ..............................         25,096
       900 Sinclair Broadcast Group, Inc., Class A + ............          4,572
     1,000 Sonic Automotive, Inc., Class A + ....................         11,000
       800 Sonic Corp. + ........................................          8,840
       603 Sotheby's ............................................         18,747
        75 Spartan Motors, Inc. .................................            420
       400 Speedway Motorsports, Inc. ...........................          6,244
       552 Stage Stores, Inc. ...................................          8,495
     1,892 Stanley Black & Decker, Inc. .........................        108,620
       200 Stanley Furniture Co., Inc. + ........................          2,032
     8,075 Staples, Inc. ........................................        188,874
     8,100 Starbucks Corp. ......................................        196,587
     1,473 Starwood Hotels & Resorts Worldwide,
           Inc. .................................................         68,701
         2 Steak N Shake Co. + ..................................            763
       100 Steinway Musical Instruments, Inc. + .................          1,883
       900 Stewart Enterprises, Inc., Class A ...................          5,625
       150 Superior Industries International, Inc. ..............          2,412
     1,300 Syms Corp. + .........................................         12,948
       600 Systemax, Inc. .......................................         13,044
     1,500 Talbots, Inc. + ......................................         19,440
     8,700 Target Corp. .........................................        457,620
     1,500 Tempur-Pedic International, Inc. + ...................         45,240
       450 Tenneco, Inc. + ......................................         10,643
       500 Thor Industries, Inc. ................................         15,105
     1,500 Tiffany & Co. ........................................         71,235
       400 Timberland Co. (The), Class A + ......................          8,536
     4,099 Time Warner Cable, Inc., Class A .....................        218,518
    13,958 Time Warner, Inc. ....................................        436,467
     5,000 TJX Cos., Inc. .......................................        212,600
     1,600 Toll Brothers, Inc. + ................................         33,280
       200 Trans World Entertainment + ..........................            360
       300 True Religion Apparel, Inc. + ........................          9,108
     1,000 TRW Automotive Holdings Corp. + ......................         28,580
       200 Tuesday Morning Corp. + ..............................          1,318
       900 Ulta Salon Cosmetics & Fragrance, Inc. + .............         20,358
       200 Unifirst Corp. .......................................         10,300
       200 Universal Electronics, Inc. + ........................          4,468
       500 Universal Technical Institute, Inc. + ................         11,410
     2,500 Urban Outfitters, Inc. + .............................         95,075
       200 Value Line, Inc. .....................................          4,618
       300 Valuevision Media, Inc., Class A + ...................            996
     1,350 VF Corp. .............................................        108,202
     7,137 Viacom, Inc., Class B + ..............................        245,370
     2,825 Virgin Media Inc. ....................................         48,759
       800 Volcom, Inc. + .......................................         15,616



   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
    21,518 Walt Disney Co. (The) ................................   $    751,193
       100 Warnaco Group, Inc. (The) + ..........................          4,771
     1,150 Warner Music Group Corp. + ...........................          7,947
       296 Weight Watchers International, Inc. ..................          7,557
     6,000 Wendy's/Arby's Group, Inc., Class A ..................         30,000
         5 Westwood One, Inc. + .................................             42
       572 Whirlpool Corp. ......................................         49,907
     1,100 Williams-Sonoma, Inc. ................................         28,919
       500 Winnebago Industries + ...............................          7,305
       400 Wolverine World Wide, Inc. ...........................         11,664
       600 World Wrestling Entertainment, Inc.,
           Class A ..............................................         10,380
     2,085 Wyndham Worldwide Corp. ..............................         53,647
       800 Wynn Resorts, Ltd. + .................................         60,664
     6,550 Yum! Brands, Inc. ....................................        251,061
     1,900 Zale Corp. + .........................................          5,206
                                                                    ------------
                                                                      17,115,452
                                                                    ------------
Consumer Staples -- 10.0%
     1,000 Alberto-Culver Co., Class B ..........................         26,150
       200 Alico, Inc. ..........................................          5,050
     2,200 Alliance One International, Inc. + ...................         11,198
    27,075 Altria Group, Inc. ...................................        555,579
       216 American Italian Pasta Co., Class A + ................          8,396
     1,550 Andersons, Inc. (The) ................................         51,894
     7,786 Archer-Daniels-Midland Co. ...........................        225,015
     4,950 Avon Products, Inc. ..................................        167,656
       312 Boston Beer Co., Inc., Class A + .....................         16,305
     2,300 Brown-Forman Corp., Class B ..........................        136,735
     1,400 Bunge, Ltd. ..........................................         86,282
     3,175 Campbell Soup Co. ....................................        112,236
     1,500 Central European Distribution Corp. + ................         52,515
     1,100 Church & Dwight Co., Inc. ............................         73,645
     1,700 Clorox Co. ...........................................        109,038
    27,620 Coca-Cola Co. (The) ..................................      1,519,100
     4,120 Coca-Cola Enterprises, Inc. ..........................        113,959
     6,380 Colgate-Palmolive Co. ................................        543,959
     5,573 ConAgra Foods, Inc. ..................................        139,715
     2,550 Constellation Brands, Inc., Class A + ................         41,922
       800 Corn Products International, Inc. ....................         27,728
     5,250 Costco Wholesale Corp. ...............................        313,478
    18,542 CVS Caremark Corp. ...................................        677,896
       650 Darling International, Inc. + ........................          5,824
     2,134 Dean Foods Co. + .....................................         33,482
     4,205 Del Monte Foods Co. ..................................         61,393
       100 Diedrich Coffee, Inc. + ..............................          3,480
     1,500 Dole Food Co., Inc. + ................................         17,775
     3,600 Dr. Pepper Snapple Group, Inc. .......................        126,612
     1,300 Energizer Holdings, Inc. + ...........................         81,588
     1,100 Estee Lauder Cos., Inc. (The), Class A ...............         71,357
     1,125 Flowers Foods, Inc. ..................................         27,833
     4,200 General Mills, Inc. ..................................        297,318
     2,800 Great Atlantic & Pacific Tea Co. + ...................         21,476
     1,500 Hain Celestial Group, Inc. + .........................         26,025
     1,100 Hansen Natural Corp. + ...............................         47,718
       800 Herbalife, Ltd. ......................................         36,896
     2,600 Hershey Co. (The) ....................................        111,306
     4,150 HJ Heinz Co. .........................................        189,282
     1,050 Hormel Foods Corp. ...................................         44,110
     1,550 Ingles Markets, Inc., Class A ........................         23,296
     2,139 Inter Parfums, Inc. ..................................         31,700
     1,500 JM Smucker Co. (The) .................................         90,390
     3,250 Kellogg Co. ..........................................        173,648
     5,274 Kimberly-Clark Corp. .................................        331,629
    17,271 Kraft Foods, Inc., Class A ...........................        522,275
     9,425 Kroger Co. (The) .....................................        204,145
     2,125 Lorillard, Inc. ......................................        159,885
       700 Mannatech, Inc. ......................................          2,338
     1,750 McCormick & Co., Inc. ................................         67,130

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Consumer Staples (continued)
       200 MGP Ingredients, Inc. + ..............................   $      1,536
     1,500 Molson Coors Brewing Co., Class B ....................         63,090
       850 NBTY, Inc. + .........................................         40,783
    20,940 PepsiCo, Inc. ........................................      1,385,391
    24,025 Philip Morris International, Inc. ....................      1,253,144
     1,200 Prestige Brands Holdings, Inc. + .....................         10,800
       585 Pricesmart, Inc. .....................................         13,601
    38,352 Procter & Gamble Co. (The) ...........................      2,426,531
       700 Ralcorp Holdings, Inc. + .............................         47,446
       100 Reliv International, Inc. ............................            290
     1,814 Reynolds American, Inc. ..............................         97,920
     7,050 Rite Aid Corp. + .....................................         10,575
        70 Rocky Mountain Chocolate Factory, Inc. ...............            644
     4,900 Safeway, Inc. ........................................        121,814
        50 Sanderson Farms, Inc. ................................          2,680
     9,520 Sara Lee Corp. .......................................        132,614
       700 SIRVA, Inc. + (a) ....................................             --
     1,200 Smithfield Foods, Inc. + .............................         24,888
       200 Spectrum Brands, Inc. + (a) ..........................             --
     3,036 SUPERVALU, Inc. ......................................         50,640
     8,600 Sysco Corp. ..........................................        253,700
     3,805 Tyson Foods, Inc., Class A ...........................         72,866
       198 USANA Health Sciences, Inc. + ........................          6,219
    13,650 Walgreen Co. .........................................        506,279
    28,395 Wal-Mart Stores, Inc. ................................      1,578,762
     1,500 WD-40 Co. ............................................         49,245
     2,425 Whole Foods Market, Inc. + ...........................         87,664
                                                                    ------------
                                                                      16,064,484
                                                                    ------------
Energy -- 10.4%
     3,550 Allis-Chalmers Energy, Inc. + ........................         12,567
     1,500 Alon USA Energy, Inc. ................................         10,875
     1,350 Alpha Natural Resources, Inc. + ......................         67,352
       100 American Oil & Gas, Inc. + ...........................            680
     6,556 Anadarko Petroleum Corp. .............................        477,473
     4,606 Apache Corp. .........................................        467,509
     1,000 Approach Resources, Inc. + ...........................          9,080
     2,000 Arch Coal, Inc. ......................................         45,700
       880 Atlas Energy, Inc. ...................................         27,386
     2,300 Atlas Pipeline Holdings, LP (b) ......................         14,421
     3,250 Baker Hughes, Inc. ...................................        152,230
       600 Barnwell Industries, Inc. ............................          2,550
       900 Basic Energy Services, Inc. + ........................          6,939
       400 Berry Petroleum Co., Class A .........................         11,264
       900 BioFuel Energy Corp. + ...............................          2,646
     3,672 BJ Services Co. ......................................         78,581
       900 Bolt Technology Corp. + ..............................         10,179
    10,500 Boots & Coots, Inc. + ................................         25,515
     3,100 BPZ Resources, Inc. + ................................         22,785
     1,400 Brigham Exploration Co. + ............................         22,330
       200 Bristow Group, Inc. + ................................          7,546
       375 Bronco Drilling Co., Inc. + ..........................          1,762
       900 Cabot Oil & Gas Corp. ................................         33,120
     1,218 Cal Dive International, Inc. + .......................          8,928
     4,500 Callon Petroleum Co. + ...............................         24,120
     3,300 Cameron International Corp. + ........................        141,438
       150 CARBO Ceramics, Inc. .................................          9,351
       200 Cheniere Energy, Inc. + ..............................            618
     8,600 Chesapeake Energy Corp. ..............................        203,304
    26,299 Chevron Corp. ........................................      1,994,253
     1,047 Cimarex Energy Co. ...................................         62,171
     1,600 Clean Energy Fuels Corp. + ...........................         36,448
       800 Complete Production Services, Inc. + .................          9,240
       400 Comstock Resources, Inc. + ...........................         12,720
       800 Concho Resources, Inc. + .............................         40,288
    19,901 ConocoPhillips .......................................      1,018,334
     1,700 Consol Energy, Inc. ..................................         72,522
       200 Cross Timbers Royalty Trust ..........................          6,408
     2,500 Crosstex Energy, Inc. + ..............................         21,725



   Shares                                                              Value
   ------                                                              -----
Energy (continued)
     1,000 CVR Energy, Inc. + ...................................   $      8,750
       400 Dawson Geophysical Co. + .............................         11,696
     1,000 Delek US Holdings, Inc. ..............................          7,280
     2,500 Delta Petroleum Corp. + ..............................          3,525
     3,279 Denbury Resources, Inc. + ............................         55,317
     5,136 Devon Energy Corp. ...................................        330,912
     2,477 DHT Maritime, Inc. ...................................          9,710
       250 Diamond Offshore Drilling, Inc. ......................         22,203
     1,500 Dresser-Rand Group, Inc. + ...........................         47,130
     9,164 El Paso Corp. ........................................         99,338
        15 Energy Partners, Ltd. + ..............................            183
     2,975 EOG Resources, Inc. ..................................        276,496
     2,700 EXCO Resources, Inc. .................................         49,626
       812 Exterran Holdings, Inc. + ............................         19,626
    62,300 Exxon Mobil Corp. ....................................      4,172,854
     1,278 FMC Technologies, Inc. + .............................         82,597
       950 Forest Oil Corp. + ...................................         24,529
     1,100 Frontier Oil Corp. ...................................         14,850
     1,500 General Maritime Corp. ...............................         10,785
     2,100 Geokinetics, Inc. + ..................................         15,141
       100 GeoMet, Inc. + .......................................             89
       500 Georesources, Inc. + .................................          7,635
     1,450 Global Industries, Ltd. + ............................          9,309
     1,500 Goodrich Petroleum Corp. + ...........................         23,460
       381 Gulf Island Fabrication, Inc. ........................          8,287
       300 Gulfmark Offshore, Inc., Class A + ...................          7,965
     1,250 Gulfport Energy Corp. + ..............................         14,050
    11,850 Halliburton Co. ......................................        357,041
     1,000 Helix Energy Solutions Group, Inc. + .................         13,030
     1,750 Helmerich & Payne, Inc. ..............................         66,640
     1,900 Hercules Offshore, Inc. + ............................          8,189
     3,852 Hess Corp. ...........................................        240,943
       500 Hornbeck Offshore Services, Inc. + ...................          9,285
     2,325 International Coal Group, Inc. + .....................         10,625
     1,750 ION Geophysical Corp. + ..............................          8,610
       450 James River Coal Co. + ...............................          7,155
     1,200 Key Energy Services, Inc. + ..........................         11,460
        66 Kinder Morgan Management LLC + .......................          3,869
     7,300 Kodiak Oil & Gas Corp. + .............................         24,893
     9,722 Marathon Oil Corp. ...................................        307,604
     1,000 Mariner Energy, Inc. + ...............................         14,970
       900 Massey Energy Co. ....................................         47,061
       450 Matrix Service Co. + .................................          4,842
     1,500 McMoRan Exploration Co. + ............................         21,945
     2,400 Murphy Oil Corp. .....................................        134,856
     3,100 Nabors Industries, Ltd. + ............................         60,853
     5,845 National Oilwell Varco, Inc. .........................        237,190
     1,525 Newfield Exploration Co. + ...........................         79,376
     3,175 Newpark Resources, Inc. + ............................         16,669
       100 NGAS Resources, Inc. + ...............................            150
     1,400 Noble Energy, Inc. ...................................        102,200
    10,610 Occidental Petroleum Corp. ...........................        896,969
       850 Oceaneering International, Inc. + ....................         53,966
       100 Omni Energy Services Corp. + .........................            193
     1,500 OYO Geospace Corp. + .................................         71,715
       100 Pacific Ethanol, Inc. + ..............................            111
     3,600 Parker Drilling Co. + ................................         17,748
       730 Patriot Coal Corp. + .................................         14,936
     1,950 Patterson-UTI Energy, Inc. ...........................         27,241
     3,550 Peabody Energy Corp. .................................        162,235
     3,147 Petrohawk Energy Corp. + .............................         63,821
       496 Petroleum Development Corp. + ........................         11,492
     2,300 Petroquest Energy, Inc. + ............................         11,569
     1,350 Pioneer Drilling Co. + ...............................          9,504
     1,325 Pioneer Natural Resources Co. ........................         74,624
     1,553 Plains Exploration & Production Co. + ................         46,574
     2,050 Pride International, Inc. + ..........................         61,725
     1,700 Pyramid Oil Co. + ....................................          7,871
     1,700 Quicksilver Resources, Inc. + ........................         23,919

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Energy (continued)
     1,900 Range Resources Corp. ................................   $     89,053
       600 Rex Energy Corp. + ...................................          6,834
       600 Rosetta Resources, Inc. + ............................         14,130
     1,600 Rowan Cos., Inc. + ...................................         46,576
     1,250 RPC, Inc. ............................................         13,912
     3,400 Sandridge Energy + ...................................         26,180
    15,600 Schlumberger, Ltd. ...................................        989,976
     3,200 Smith International, Inc. ............................        137,024
     1,172 Southern Union Co. ...................................         29,734
     3,800 Southwestern Energy Co. + ............................        154,736
     8,341 Spectra Energy Corp. .................................        187,923
       750 St. Mary Land & Exploration Co. ......................         26,108
     1,065 Sunoco, Inc. .........................................         31,641
       950 Superior Energy Services, Inc. + .....................         19,969
       150 Superior Well Services, Inc. + .......................          2,007
     3,500 Syntroleum Corp. + ...................................          7,420
       500 T-3 Energy Services, Inc. + ..........................         12,280
     1,500 Tesoro Corp. .........................................         20,850
       202 TGC Industries, Inc. + ...............................            816
       750 Tidewater, Inc. ......................................         35,453
       500 Toreador Resources Corp. + ...........................          4,090
     1,600 Trico Marine Services, Inc. + ........................          3,712
     1,765 Ultra Petroleum Corp. + ..............................         82,302
       200 Union Drilling, Inc. + ...............................          1,232
     1,150 USEC, Inc. + .........................................          6,636
     1,100 Vaalco Energy, Inc. ..................................          5,434
     8,114 Valero Energy Corp. ..................................        159,846
     1,550 Venoco, Inc. + .......................................         19,887
         8 Verenium Corp. + .....................................             40
       800 W&T Offshore, Inc. ...................................          6,720
       300 Warren Resources, Inc. + .............................            756
     1,500 Western Refining, Inc. + .............................          8,250
       500 Westmoreland Coal Co. + ..............................          6,310
     8,350 Williams Cos., Inc. (The) ............................        192,885
     8,410 XTO Energy, Inc. .....................................        396,784
                                                                    ------------
                                                                      16,598,876
                                                                    ------------
Financials -- 17.0%
       200 21st Century Holding Co. .............................            816
       900 Abington Bancorp, Inc. ...............................          7,110
         1 Acadia Realty Trust ..................................             18
       600 Advance America Cash Advance Centers,
           Inc. .................................................          3,492
       200 Affirmative Insurance Holdings, Inc. + ...............            940
     6,450 Aflac, Inc. ..........................................        350,171
     7,175 Allstate Corp. (The) .................................        231,824
       100 Altisource Portfolio Solutions SA + ..................          2,240
     1,725 AMB Property Corp. ...................................         46,989
       411 Amcore Financial, Inc. + .............................            187
       807 American Campus Communities, Inc. ....................         22,322
     1,100 American Equity Investment Life Holding
           Co. ..................................................         11,715
    12,550 American Express Co. .................................        517,813
     1,100 American Financial Group, Inc. .......................         31,295
       550 AmeriCredit Corp. + ..................................         13,068
     3,080 Ameriprise Financial, Inc. ...........................        139,709
       310 Anchor Bancorp Wisconsin, Inc. + .....................            341
     8,225 Annaly Capital Management, Inc. ......................        141,306
     1,500 Anworth Mortgage Asset Corp. .........................         10,110
     2,450 AON Corp. ............................................        104,639
     1,256 Apartment Investment & Management
           Co., Class A .........................................         23,123
       200 Arbor Realty Trust, Inc. + ...........................            648
       400 Arch Capital Group, Ltd. + ...........................         30,500
         4 Arlington Asset Investment Corp.,
           Class A ..............................................             71
     1,150 Arthur J. Gallagher & Co. ............................         28,232
       544 Ashford Hospitality Trust, Inc. + ....................          3,900
     1,100 Aspen Insurance Holdings, Ltd. .......................         31,724



   Shares                                                              Value
   ------                                                              -----
Financials (continued)
       400 Asset Acceptance Capital Corp. + .....................   $      2,524
     1,354 Associated Banc-Corp .................................         18,685
       300 Associated Estates Realty Corp. ......................          4,137
     1,400 Assurant, Inc. .......................................         48,132
       600 Assured Guaranty, Ltd. ...............................         13,182
       700 Astoria Financial Corp. ..............................         10,150
       847 AvalonBay Communities, Inc. ..........................         73,138
       600 Avatar Holdings, Inc. + ..............................         13,044
     1,700 Axis Capital Holdings, Ltd. ..........................         53,142
        50 Bancorp, Inc. + ......................................            445
     1,150 BancorpSouth, Inc. ...................................         24,104
   130,448 Bank of America Corp. ................................      2,328,497
       450 Bank of Hawaii Corp. .................................         20,227
    16,663 Bank of New York Mellon Corp. (The) ..................        514,553
        80 BankAtlantic Bancorp, Inc., Class A + ................            142
       700 BankFinancial Corp. ..................................          6,419
     9,625 BB&T Corp. ...........................................        311,754
       500 Beneficial Mutual Bancorp, Inc. + ....................          4,740
    20,700 Berkshire Hathaway, Inc., Class B + ..................      1,682,289
     1,000 BGC Partners, Inc., Class A ..........................          6,110
     1,000 BioMed Realty Trust, Inc. ............................         16,540
     1,000 Boston Private Financial Holdings, Inc. ..............          7,370
     1,625 Boston Properties, Inc. ..............................        122,590
     2,988 Brandywine Realty Trust ..............................         36,483
     1,325 BRE Properties, Inc. .................................         47,369
     1,000 Broadpoint Gleacher Securities, Inc. + ...............          4,000
     4,775 Brookfield Properties Corp. ..........................         73,344
     1,500 Brookline Bancorp, Inc. ..............................         15,960
     1,400 Brown & Brown, Inc. ..................................         25,088
       100 Camden National Corp. ................................          3,211
     1,425 Camden Property Trust ................................         59,323
       350 Capital City Bank Group, Inc. ........................          4,987
     5,350 Capital One Financial Corp. ..........................        221,543
     3,839 CapitalSource, Inc. ..................................         21,460
       700 CapLease, Inc. .......................................          3,885
     1,700 Capstead Mortgage Corp. ..............................         20,332
       100 Cardinal Financial Corp. .............................          1,068
       288 Cathay General Bancorp ...............................          3,355
     2,825 CB Richard Ellis Group, Inc., Class A + ..............         44,776
     4,080 CBL & Associates Properties, Inc. ....................         55,896
       650 Cedar Shopping Centers, Inc. .........................          5,141
    14,914 Charles Schwab Corp. (The) ...........................        278,743
       400 Charter Financial Corp. ..............................          4,280
     1,500 Chemical Financial Corp. .............................         35,430
     6,900 Chimera Investment Corp. .............................         26,841
     4,500 Chubb Corp. ..........................................        233,325
     2,394 Cincinnati Financial Corp. ...........................         69,187
   270,250 Citigroup, Inc. + ....................................      1,094,513
     2,500 City Bank + ..........................................          2,825
       600 City National Corp. ..................................         32,382
       975 CME Group, Inc., Class A .............................        308,207
       500 CNA Surety Corp. + ...................................          8,895
       750 CoBiz Financial, Inc. ................................          4,673
     1,000 Cogdell Spencer, Inc. ................................          7,400
       350 Cohen & Steers, Inc. .................................          8,736
       429 Colonial Properties Trust ............................          5,526
       276 Columbia Banking System, Inc. ........................          5,606
     2,173 Comerica, Inc. .......................................         82,661
     1,125 Commerce Bancshares, Inc. ............................         46,282
       500 Community Bank System, Inc. ..........................         11,390
       100 Community Trust Bancorp, Inc. ........................          2,709
       200 CompuCredit Holdings Corp. ...........................          1,032
     2,900 Conseco, Inc. + ......................................         18,038
       850 Corporate Office Properties Trust ....................         34,110
     1,827 Cousins Properties, Inc. .............................         15,182
     5,500 Crawford & Co., Class B + ............................         22,385
       450 Cullen/Frost Bankers, Inc. ...........................         25,110
     1,000 CVB Financial Corp. ..................................          9,930
     6,450 DCT Industrial Trust, Inc. ...........................         33,734

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Financials (continued)
        23 Deerfield Capital Corp. + ............................   $        135
       322 Delphi Financial Group, Inc., Class A ................          8,102
     3,995 Developers Diversified Realty Corp. ..................         48,619
     3,502 DiamondRock Hospitality Co. ..........................         35,405
       500 Digital Realty Trust, Inc. ...........................         27,100
     7,425 Discover Financial Services ..........................        110,633
     1,100 Donegal Group, Inc., Class A .........................         15,961
     1,100 Douglas Emmett, Inc. .................................         16,907
       400 Duff & Phelps Corp., Class A .........................          6,696
     3,101 Duke Realty Corp. ....................................         38,452
    27,787 E*Trade Financial Corp. + ............................         45,849
     2,000 East West Bancorp, Inc. ..............................         34,840
     1,325 Eaton Vance Corp. ....................................         44,440
     1,000 Education Realty Trust, Inc. .........................          5,740
     1,500 eHealth, Inc. + ......................................         23,625
       200 Encore Capital Group, Inc. + .........................          3,290
       700 Endurance Specialty Holdings, Ltd. ...................         26,005
        50 Enterprise Financial Services Corp. ..................            553
     3,679 Equity Residential ...................................        144,033
       700 Everest Re Group, Ltd. ...............................         56,651
       500 Extra Space Storage, Inc. ............................          6,340
    15,525 Fannie Mae + .........................................         16,301
       974 FBL Financial Group, Inc., Class A ...................         23,844
       400 Federal Realty Investment Trust ......................         29,124
     1,200 Federated Investors, Inc., Class B ...................         31,656
     1,000 FelCor Lodging Trust, Inc. + .........................          5,700
     3,291 Fidelity National Financial, Inc., Class A ...........         48,773
    11,701 Fifth Third Bancorp ..................................        159,017
     1,200 Financial Institutions, Inc. .........................         17,544
       100 First Acceptance Corp. + .............................            204
     1,827 First American Corp. .................................         61,826
       300 First Bancorp ........................................          4,056
     2,500 First BanCorp ........................................          6,025
       500 First Cash Financial Services, Inc. + ................         10,785
       800 First Commonwealth Financial Corp. ...................          5,368
       425 First Community Bancshares, Inc. .....................          5,257
       100 First Financial Corp. ................................          2,896
     2,323 First Horizon National Corp. + .......................         32,643
       650 First Industrial Realty Trust, Inc. + ................          5,044
        50 First Marblehead Corp. (The) + .......................            142
     2,008 First Niagara Financial Group, Inc. ..................         28,554
       800 First Potomac Realty Trust ...........................         12,024
     1,007 FirstMerit Corp. .....................................         21,721
       950 Flagstone Reinsurance Holdings, Ltd. .................         10,887
     1,500 FNB Corp. ............................................         12,165
     2,100 Forest City Enterprises, Inc., Class A + .............         30,261
     2,550 Franklin Resources, Inc. .............................        282,795
       950 Franklin Street Properties Corp. .....................         13,708
     8,725 Freddie Mac + ........................................         11,081
       490 Frontier Financial Corp. + ...........................            951
     2,734 Fulton Financial Corp. ...............................         27,859
       456 General Growth Properties, Inc. ......................          7,337
     5,850 Genworth Financial, Inc., Class A + ..................        107,289
       400 Getty Realty Corp. ...................................          9,360
       900 Glacier Bancorp, Inc. ................................         13,707
     1,600 GLG Partners, Inc. + .................................          4,912
       800 Glimcher Realty Trust ................................          4,056
     6,920 Goldman Sachs Group, Inc. (The) ......................      1,180,760
       435 Gramercy Capital Corp. + .............................          1,214
       338 Green Bankshares, Inc. ...............................          2,758
       300 Grubb & Ellis Co. + ..................................            660
     1,000 Guaranty Bancorp + ...................................          1,590
       100 Hallmark Financial Services + ........................            900
       550 Hanmi Financial Corp. + ..............................          1,320
       700 Hanover Insurance Group, Inc. (The) ..................         30,527
     1,500 Harleysville Group, Inc. .............................         50,640
     4,750 Hartford Financial Services Group, Inc. ..............        134,995
     1,175 HCC Insurance Holdings, Inc. .........................         32,430
     3,825 HCP, Inc. ............................................        126,225



   Shares                                                              Value
   ------                                                              -----
Financials (continued)
     1,200 Health Care REIT, Inc. ...............................   $     54,276
     1,500 Healthcare Realty Trust, Inc. ........................         34,935
        50 Heritage Commerce Corp. ..............................            209
       700 Hersha Hospitality Trust .............................          3,626
       650 Highwoods Properties, Inc. ...........................         20,625
     1,500 Hilltop Holdings, Inc. + .............................         17,625
       600 Home Bancshares, Inc. ................................         15,864
     1,000 Horace Mann Educators Corp. ..........................         15,060
     2,500 Hospitality Properties Trust .........................         59,875
     7,624 Host Hotels & Resorts, Inc. ..........................        111,692
     5,175 HRPT Properties Trust ................................         40,262
     6,626 Hudson City Bancorp, Inc. ............................         93,824
     7,351 Huntington Bancshares, Inc. ..........................         39,475
        85 IMPAC Mortgage Holdings, Inc. + ......................            334
     1,500 Infinity Property & Casualty .........................         68,160
     1,100 Inland Real Estate Corp. .............................         10,065
     1,500 Interactive Brokers Group, Inc., Class A + ...........         24,225
       875 IntercontinentalExchange, Inc. + .....................         98,158
       500 International Assets Holding Corp. + .................          7,485
       700 International Bancshares Corp. .......................         16,093
       550 Intervest Bancshares Corp., Class A ..................          2,172
     5,700 Invesco, Ltd. ........................................        124,887
     2,000 Investment Technology Group, Inc. + ..................         33,380
       800 Investors Bancorp, Inc. + ............................         10,560
     1,800 Investors Real Estate Trust ..........................         16,236
     1,564 iStar Financial, Inc. ................................          7,179
     2,475 Janus Capital Group, Inc. ............................         35,368
     1,700 Jefferies Group, Inc. ................................         40,239
    51,759 JPMorgan Chase & Co. .................................      2,316,215
       600 Kearny Financial Corp. ...............................          6,258
    12,173 KeyCorp ..............................................         94,341
     4,625 Kimco Realty Corp. ...................................         72,335
       800 Kite Realty Group Trust ..............................          3,784
       400 Knight Capital Group, Inc., Class A + ................          6,100
       200 LaBranche & Co., Inc. + ..............................          1,052
     1,500 LaSalle Hotel Properties .............................         34,950
     2,700 Legg Mason, Inc. .....................................         77,409
     2,505 Leucadia National Corp. + ............................         62,149
     1,626 Lexington Realty Trust ...............................         10,585
     1,450 Liberty Property Trust ...............................         49,213
     3,700 Lincoln National Corp. ...............................        113,590
     4,200 Loews Corp. ..........................................        156,576
       937 M&T Bank Corp. .......................................         74,379
     1,287 Macerich Co. (The) ...................................         49,305
     1,500 Mack-Cali Realty Corp. ...............................         52,875
     7,800 Maguire Properties, Inc. + ...........................         24,024
     1,000 Maiden Holdings, Ltd. ................................          7,390
     6,470 Marsh & McLennan, Inc. ...............................        157,997
     9,732 Marshall & Ilsley Corp. ..............................         78,343
       800 Max Capital Group, Ltd. ..............................         18,392
       244 MB Financial, Inc. ...................................          5,497
     1,900 MBIA, Inc. + .........................................         11,913
       967 Meadowbrook Insurance Group, Inc. ....................          7,639
       600 Medallion Financial Corp. ............................          4,776
       500 Medical Properties Trust, Inc. .......................          5,240
     7,821 MetLife, Inc. ........................................        338,962
     2,600 MF Global Holdings, Ltd. + ...........................         20,982
     3,000 MFA Mortgage Investments, Inc. .......................         22,080
     1,500 MGIC Investment Corp. + ..............................         16,455
       100 Mid-America Apartment Communities,
           Inc. .................................................          5,179
       400 Montpelier Re Holdings, Ltd. .........................          6,724
     2,575 Moody's Corp. ........................................         76,606
    15,525 Morgan Stanley .......................................        454,727
     1,000 MSCI, Inc., Class A + ................................         36,100
       600 Nara Bancorp, Inc. + .................................          5,256
     2,450 NASDAQ OMX Group, Inc. + .............................         51,744
       400 National Interstate Corp. ............................          8,284
     2,500 National Penn Bancshares, Inc. .......................         17,250

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Financials (continued)
     1,500 National Retail Properties, Inc. .....................   $     34,245
     1,450 Nationwide Health Properties, Inc. ...................         50,968
       500 NBT Bancorp, Inc. ....................................         11,425
     4,312 New York Community Bancorp, Inc. .....................         71,320
     2,600 NewAlliance Bancshares, Inc. .........................         32,812
       350 Newcastle Investment Corp. + .........................          1,131
        50 North Valley Bancorp + ...............................             88
     3,450 Northern Trust Corp. .................................        190,647
       156 NorthStar Realty Finance Corp. .......................            657
       875 Northwest Bancshares, Inc. ...........................         10,273
     3,350 NYSE Euronext ........................................         99,193
       300 Ocwen Financial Corp. + ..............................          3,327
     1,500 Old National Bancorp .................................         17,925
     3,236 Old Republic International Corp. .....................         41,032
       400 Old Second Bancorp, Inc. .............................          2,636
       800 Omega Healthcare Investors, Inc. .....................         15,592
       600 OneBeacon Insurance Group, Ltd.,
           Class A ..............................................         10,350
       432 Oriental Financial Group, Inc. .......................          5,832
     3,000 Oritani Financial Corp. ..............................         48,210
       200 Parkway Properties, Inc. .............................          3,756
       900 PartnerRe, Ltd. ......................................         71,748
     4,347 People's United Financial, Inc. ......................         67,987
       123 PHH Corp. + ..........................................          2,899
     8,850 Phoenix Cos., Inc. (The) + ...........................         21,417
     1,500 Pinnacle Financial Partners, Inc. + ..................         22,665
     2,684 Plum Creek Timber Co., Inc. ..........................        104,434
     7,325 PMI Group, Inc. + ....................................         39,702
    11,575 Popular, Inc. ........................................         33,683
     2,000 Post Properties, Inc. ................................         44,040
     1,000 Preferred Bank .......................................          1,360
       100 Primus Guaranty, Ltd. + ..............................            420
     4,400 Principal Financial Group, Inc. ......................        128,524
     1,222 PrivateBancorp, Inc., Class A ........................         16,741
       265 ProAssurance Corp. + .................................         15,513
     9,325 Progressive Corp. (The) ..............................        178,014
     6,744 ProLogis .............................................         89,021
     1,000 Protective Life Corp. ................................         21,990
     1,500 Provident Financial Services, Inc. ...................         17,850
     1,050 Provident New York Bancorp ...........................          9,954
     6,350 Prudential Financial, Inc. ...........................        384,175
     1,639 Public Storage .......................................        150,772
     2,077 Pzena Investment Management, Inc.,
           Class A + ............................................         15,848
     1,370 Radian Group, Inc. ...................................         21,427
       200 RAIT Financial Trust .................................            396
     1,000 Ramco-Gershenson Properties Trust ....................         11,260
     1,200 Raymond James Financial, Inc. ........................         32,088
     1,001 Rayonier, Inc. .......................................         45,475
     1,300 Realty Income Corp. ..................................         39,897
     2,200 Redwood Trust, Inc. ..................................         33,924
     1,825 Regency Centers Corp. ................................         68,383
    18,606 Regions Financial Corp. ..............................        146,057
       350 Reinsurance Group of America, Inc.,
           Class A ..............................................         18,382
       700 RenaissanceRe Holdings, Ltd. .........................         39,732
        50 Renasant Corp. .......................................            809
       315 Republic Bancorp, Inc., Class A ......................          5,935
       250 Resource America, Inc., Class A ......................          1,200
       200 Resource Capital Corp. ...............................          1,352
       400 Riskmetrics Group, Inc. + ............................          9,044
     1,700 Roma Financial Corp. .................................         21,318
       600 Santander BanCorp + ..................................          7,362
       200 Saul Centers, Inc. ...................................          8,280
       700 SeaBright Insurance Holdings, Inc. ...................          7,707
       750 Seacoast Banking Corp of Florida .....................          1,283
       600 Selective Insurance Group ............................          9,960
     1,650 Senior Housing Properties Trust ......................         36,547
       400 Signature Bank + .....................................         14,820



   Shares                                                              Value
   ------                                                              -----
Financials (continued)
     1,500 Simmons First National, Class A ......................   $     41,355
     3,896 Simon Property Group, Inc. ...........................        326,874
     1,500 SL Green Realty Corp. ................................         85,905
     5,500 SLM Corp. + ..........................................         68,860
        50 Southwest Bancorp, Inc. ..............................            413
       316 Sovran Self Storage, Inc. ............................         11,016
     1,500 St. Joe Co. (The) + ..................................         48,525
       490 StanCorp Financial Group, Inc. .......................         23,339
       400 State Auto Financial Corp. ...........................          7,180
     6,815 State Street Corp. ...................................        307,629
        50 Sterling Bancorp, Class N ............................            502
     1,100 Sterling Bancshares, Inc. ............................          6,138
       300 Stewart Information Services Corp. ...................          4,140
       100 Strategic Hotels & Resorts, Inc. + ...................            425
        50 Suffolk Bancorp ......................................          1,536
       822 Sun Bancorp, Inc. + ..................................          3,239
       500 Sun Communities, Inc. ................................         12,600
     2,595 Sunstone Hotel Investors, Inc. + .....................         28,986
     6,580 SunTrust Banks, Inc. .................................        176,278
       150 Superior Bancorp + ...................................            476
     2,190 Susquehanna Bancshares, Inc. .........................         21,484
       450 SVB Financial Group + ................................         20,997
    10,831 Synovus Financial Corp. ..............................         35,634
     3,525 T Rowe Price Group, Inc. .............................        193,628
       500 Taubman Centers, Inc. ................................         19,960
       500 Taylor Capital Group, Inc. + .........................          6,490
     1,500 TCF Financial Corp. ..................................         23,910
     4,103 TD Ameritrade Holding Corp. + ........................         78,203
        50 Tejon Ranch Co. + ....................................          1,526
       784 Texas Capital Bancshares, Inc. + .....................         14,888
     1,250 TFS Financial Corp. ..................................         16,687
       200 Thomas Weisel Partners Group, Inc. + .................            784
     1,000 Torchmark Corp. ......................................         53,510
       100 TowneBank ............................................          1,396
       100 TradeStation Group, Inc. + ...........................            701
     7,159 Travelers Cos., Inc. (The) ...........................        386,156
        90 Tree.com, Inc. + .....................................            823
       400 Trico Bancshares .....................................          7,960
     1,208 Trustco Bank Corp. ...................................          7,453
    25,109 U.S. Bancorp .........................................        649,821
     2,328 UDR, Inc. ............................................         41,066
       760 UMB Financial Corp. ..................................         30,856
     2,300 Umpqua Holdings Corp. ................................         30,498
       650 United America Indemnity, Ltd.,
           Class A + ............................................          6,221
     2,374 United Community Banks, Inc. + .......................         10,469
       317 United Community Financial Corp. + ...................            479
       403 United Financial Bancorp, Inc. .......................          5,634
       300 United Fire & Casualty Co. ...........................          5,397
       400 United PanAm Financial Corp. + .......................          1,192
       318 United Security Bancshares + .........................          1,575
       350 Unitrin, Inc. ........................................          9,818
       200 Universal Health Realty Income Trust .................          7,068
     3,407 Unum Group ...........................................         84,391
       500 Urstadt Biddle Properties, Inc., Class A .............          7,905
       937 U-Store-It Trust .....................................          6,746
       300 Validus Holdings, Ltd. ...............................          8,259
     1,582 Valley National Bancorp ..............................         24,315
     1,775 Ventas, Inc. .........................................         84,277
       565 Virginia Commerce Bancorp, Inc. + ....................          3,757
       157 Virtus Investment Partners, Inc. + ...................          3,272
     2,377 Vornado Realty Trust .................................        179,939
        15 W Holding Co., Inc. + ................................            150
     2,187 W.R. Berkley Corp. ...................................         57,059
     1,400 Waddell & Reed Financial, Inc., Class A ..............         50,456
       219 Walter Investment Management Corp. ...................          3,504
     1,333 Washington Federal, Inc. .............................         27,087
       250 Washington Real Estate Investment Trust ..............          7,637
       400 Washington Trust Bancorp, Inc. .......................          7,456

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Financials (continued)
       550 Waterstone Financial, Inc. + .........................   $      1,991
     1,700 Weingarten Realty Investors ..........................         36,652
    59,523 Wells Fargo & Co. ....................................      1,852,356
       383 Westamerica Bancorporation ...........................         22,080
     1,150 Western Alliance Bancorp + ...........................          6,544
       200 Westfield Financial, Inc. ............................          1,838
     1,500 Whitney Holding Corp. ................................         20,685
       700 Wilmington Trust Corp. ...............................         11,599
       700 Wilshire Bancorp, Inc. ...............................          7,721
       500 Wintrust Financial Corp. .............................         18,605
        10 WP Stewart & Co., Ltd. + .............................             65
     4,225 XL Capital, Ltd., Class A ............................         79,852
     1,630 Zions Bancorporation .................................         35,567
       400 ZipRealty, Inc. + ....................................          1,960
                                                                    ------------
                                                                      27,179,641
                                                                    ------------
Health Care -- 12.0%
    20,700 Abbott Laboratories ..................................      1,090,476
     1,600 Abraxis Bioscience, Inc. + ...........................         82,800
       100 Acadia Pharmaceuticals, Inc. + .......................            151
       100 ADAM, Inc. + .........................................            400
       100 Adolor Corp. + .......................................            180
     5,200 Aetna, Inc. ..........................................        182,572
       200 Affymetrix, Inc. + ...................................          1,468
       300 Air Methods Corp. + ..................................         10,200
       400 Akorn, Inc. + ........................................            612
       700 Albany Molecular Research, Inc. + ....................          5,845
       900 Alexion Pharmaceuticals, Inc. + ......................         48,933
     2,150 Align Technology, Inc. + .............................         41,581
     3,580 Allergan, Inc. .......................................        233,846
       700 Alliance HealthCare Services, Inc. + .................          3,934
     1,600 Allos Therapeutics, Inc. + ...........................         11,888
     1,500 Allscripts-Misys Healthcare Solutions,
           Inc. + ...............................................         29,340
     1,321 Alnylam Pharmaceuticals, Inc. + ......................         22,483
       100 AMAG Pharmaceuticals, Inc. + .........................          3,491
       201 Amedisys, Inc. + .....................................         11,099
     1,800 American Caresource Holdings, Inc. + .................          3,186
       900 American Medical Systems Holdings,
           Inc. + ...............................................         16,722
       500 AMERIGROUP Corp. + ...................................         16,620
     4,180 AmerisourceBergen Corp., Class A .....................        120,886
    13,502 Amgen, Inc. + ........................................        806,880
       300 Amicus Therapeutics, Inc. + ..........................            957
       250 AMN Healthcare Services, Inc. + ......................          2,200
       400 Amsurg Corp., Class A + ..............................          8,636
     1,250 Amylin Pharmaceuticals, Inc. + .......................         28,112
       600 Angeion Corp. + ......................................          2,640
       500 Anika Therapeutics, Inc. + ...........................          3,565
       300 Arena Pharmaceuticals, Inc. + ........................            930
     2,400 ARYx Therapeutics, Inc. + ............................          2,088
       500 AspenBio Pharma, Inc. + ..............................          1,140
       200 Atherogenics, Inc. + (a) .............................             --
     8,288 Baxter International, Inc. ...........................        482,362
       800 Beckman Coulter, Inc. ................................         50,240
     3,075 Becton Dickinson and Co. .............................        242,095
       800 Biodel, Inc. + .......................................          3,416
     2,555 Biogen Idec, Inc. + ..................................        146,555
     1,000 BioMarin Pharmaceutical, Inc. + ......................         23,370
       500 Bio-Rad Laboratories, Inc., Class A + ................         51,760
    19,939 Boston Scientific Corp. + ............................        143,960
    22,350 Bristol-Myers Squibb Co. .............................        596,745
     1,000 Brookdale Senior Living, Inc. + ......................         20,830
     1,000 Bruker Corp. + .......................................         14,650
       200 BSD Medical Corp. + ..................................            348
     1,225 C.R. Bard, Inc. ......................................        106,110
       700 Cadence Pharmaceuticals, Inc. + ......................          6,391
     3,100 Cambrex Corp. + ......................................         12,555
       100 Capital Senior Living Corp. + ........................            526



   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
     1,150 Caraco Pharmaceutical Laboratories,
           Ltd. + ...............................................   $      6,888
     4,586 Cardinal Health, Inc. ................................        165,234
     2,293 CareFusion Corp. + ...................................         60,604
     1,500 Celera Corp. + .......................................         10,650
     5,650 Celgene Corp. + ......................................        350,074
     6,800 Cell Therapeutics, Inc. + ............................          3,677
        27 Celldex Therapeutics, Inc. + .........................            166
       325 Cephalon, Inc. + .....................................         22,029
     1,500 Cepheid, Inc. + ......................................         26,220
       800 Cerner Corp. + .......................................         68,048
     1,000 Charles River Laboratories International,
           Inc. + ...............................................         39,310
     3,400 CIGNA Corp. ..........................................        124,372
       200 Cleveland Biolabs, Inc. + ............................            712
     1,100 Community Health Systems, Inc. + .....................         40,623
     1,500 Computer Programs & Systems, Inc. ....................         58,620
       243 Conceptus, Inc. + ....................................          4,850
       300 Conmed Corp. + .......................................          7,143
     1,500 Cornerstone Therapeutics, Inc. + .....................          9,525
        50 Covance, Inc. + ......................................          3,070
     2,416 Coventry Health Care, Inc. + .........................         59,723
       500 Cubist Pharmaceuticals, Inc. + .......................         11,270
     1,500 Cyberonics, Inc. + ...................................         28,740
     1,477 Cynosure, Inc., Class A + ............................         16,601
     2,300 Cytori Therapeutics, Inc. + ..........................         10,488
     1,075 DaVita, Inc. + .......................................         68,155
     1,700 Dendreon Corp. + .....................................         61,999
     2,075 DENTSPLY International, Inc. .........................         72,314
       100 Dialysis Corp. of America + ..........................            621
       200 Dionex Corp. + .......................................         14,956
       100 Dyax Corp. + .........................................            341
       550 Edwards Lifesciences Corp. + .........................         54,384
    11,095 Eli Lilly & Co. ......................................        401,861
     1,243 Emdeon, Inc., Class A + ..............................         20,534
       200 Emergency Medical Services Corp.,
           Class A + ............................................         11,310
       793 Emergent Biosolutions, Inc. + ........................         13,314
     3,500 Emergent Group, Inc. .................................         27,475
       889 Emeritus Corp. + .....................................         18,091
     1,650 Endo Pharmaceuticals Holdings, Inc. + ................         39,088
     1,100 eResearchTechnology, Inc. + ..........................          7,601
       700 ev3, Inc. + ..........................................         11,102
       800 Exelixis, Inc. + .....................................          4,856
     3,100 Express Scripts, Inc., Class A + .....................        315,456
        60 Facet Biotech Corp. + ................................          1,619
       100 Five Star Quality Care, Inc. + .......................            305
     2,600 Forest Laboratories, Inc. + ..........................         81,536
     1,500 Genomic Health, Inc. + ...............................         26,385
       300 Genoptix, Inc. + .....................................         10,647
       575 Gen-Probe, Inc. + ....................................         28,750
        50 Gentiva Health Services, Inc. + ......................          1,414
     3,305 Genzyme Corp. + ......................................        171,298
     1,100 Geron Corp. + ........................................          6,248
    12,400 Gilead Sciences, Inc. + ..............................        563,952
       450 GTx, Inc. + ..........................................          1,503
     1,700 Halozyme Therapeutics, Inc. + ........................         13,583
     3,350 Health Management Associates, Inc.,
           Class A + ............................................         28,810
     1,700 Health Net, Inc. + ...................................         42,279
     1,000 Healthsouth Corp. + ..................................         18,700
     1,500 Healthspring, Inc. + .................................         26,400
     1,100 Henry Schein, Inc. + .................................         64,790
       300 Hill-Rom Holdings, Inc. ..............................          8,163
     2,452 Hologic, Inc. + ......................................         45,460
     1,740 Hospira, Inc. + ......................................         98,571
     1,650 Human Genome Sciences, Inc. + ........................         49,830
     1,500 Humana, Inc. + .......................................         70,155
       200 ICU Medical, Inc. + ..................................          6,890

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
     1,300 Idenix Pharmaceuticals, Inc. + .......................   $      3,666
     1,888 Illumina, Inc. + .....................................         73,443
       780 Immucor, Inc. + ......................................         17,464
     3,500 Incyte Corp., Ltd. + .................................         48,860
       600 Infinity Pharmaceuticals, Inc. + .....................          3,660
       300 Integra LifeSciences Holdings Corp. + ................         13,149
       450 InterMune, Inc. + ....................................         20,056
       300 Intuitive Surgical, Inc. + ...........................        104,439
     1,500 inVentiv Health, Inc. + ..............................         33,690
     1,500 Inverness Medical Innovations, Inc. + ................         58,425
       200 IRIS International, Inc. + ...........................          2,042
       700 Isis Pharmaceuticals, Inc. + .........................          7,644
     2,300 Jazz Pharmaceuticals, Inc. + .........................         25,070
    36,185 Johnson & Johnson ....................................      2,359,262
       300 Kendle International, Inc. + .........................          5,244
       300 Keryx Biopharmaceuticals, Inc. + .....................            822
       650 Kinetic Concepts, Inc. + .............................         31,076
     3,624 King Pharmaceuticals, Inc. + .........................         42,618
     4,500 KV Pharmaceutical Co., Class A + .....................          7,920
     1,475 Laboratory Corp. of America Holdings + ...............        111,672
       200 LCA-Vision, Inc. + ...................................          1,664
       600 LHC Group, Inc. + ....................................         20,118
     2,233 Life Technologies Corp. + ............................        116,719
       565 LifePoint Hospitals, Inc. + ..........................         20,781
       100 Ligand Pharmaceuticals, Inc., Class B + ..............            175
       700 Lincare Holdings, Inc. + .............................         31,416
       500 MAKO Surgical Corp. + ................................          6,740
     1,600 MannKind Corp. + .....................................         10,496
       300 Martek Biosciences Corp. + ...........................          6,753
       200 Maxygen, Inc. + ......................................          1,314
     2,900 McKesson Corp. .......................................        190,588
       200 MDRNA, Inc. + ........................................            220
       400 MedAssets, Inc. + ....................................          8,400
     5,448 Medco Health Solutions, Inc. + .......................        351,723
       300 Medicis Pharmaceutical Corp., Class A ................          7,548
    12,868 Medtronic, Inc. ......................................        579,446
    36,355 Merck & Co., Inc. ....................................      1,357,859
       100 Merge Healthcare, Inc. + .............................            207
       800 Micrus Endovascular Corp. + ..........................         15,776
       700 Millipore Corp. + ....................................         73,920
       400 Molina Healthcare, Inc. + ............................         10,068
     1,200 Momenta Pharmaceuticals, Inc. + ......................         17,964
     4,150 Mylan, Inc. + ........................................         94,247
     1,500 Myriad Genetics, Inc. + ..............................         36,075
       375 Myriad Pharmaceuticals, Inc. + .......................          1,695
       300 National Healthcare Corp. ............................         10,614
       950 Nektar Therapeutics + ................................         14,449
       200 Neurocrine Biosciences, Inc. + .......................            510
       300 Nighthawk Radiology Holdings, Inc. + .................            954
       900 Oculus Innovative Sciences, Inc. + ...................          1,908
       200 Odyssey HealthCare, Inc. + ...........................          3,622
     2,500 Omnicare, Inc. .......................................         70,725
     1,325 Onyx Pharmaceuticals, Inc. + .........................         40,121
     1,500 Optimer Pharmaceuticals, Inc. + ......................         18,420
       750 Orexigen Therapeutics, Inc. + ........................          4,418
        50 Palomar Medical Technologies, Inc. + .................            543
     1,500 Parexel International Corp. + ........................         34,965
     1,950 Patterson Cos., Inc. .................................         60,547
       800 PDI, Inc. + ..........................................          6,016
     1,100 PDL BioPharma, Inc. ..................................          6,831
     1,517 PerkinElmer, Inc. ....................................         36,256
     1,100 Perrigo Co. ..........................................         64,592
   105,804 Pfizer, Inc. .........................................      1,814,539
     1,400 Pharmaceutical Product Development,
           Inc. .................................................         33,250
       381 PharMerica Corp. + ...................................          6,942
       400 Pozen, Inc. + ........................................          3,832
       800 Progenics Pharmaceuticals, Inc. + ....................          4,264
       200 Providence Service Corp. (The) + .....................          3,038



   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
       500 PSS World Medical, Inc. + ............................   $     11,755
       200 Pure Bioscience + ....................................            330
     2,325 Quest Diagnostics, Inc. ..............................        135,524
     1,000 Questcor Pharmaceuticals, Inc. + .....................          8,230
       600 Regeneron Pharmaceuticals, Inc. + ....................         15,894
       600 Res-Care, Inc. + .....................................          7,194
       900 Resmed, Inc. + .......................................         57,285
     1,600 Rigel Pharmaceuticals, Inc. + ........................         12,752
       418 RTI Biologics, Inc. + ................................          1,810
       500 RXi Pharmaceuticals Corp. + ..........................          2,280
       300 Sangamo Biosciences, Inc. + ..........................          1,626
       800 Savient Pharmaceuticals, Inc. + ......................         11,560
     1,500 Seattle Genetics, Inc. + .............................         17,910
     1,500 Sequenom, Inc. + .....................................          9,465
       350 Sirona Dental Systems, Inc. + ........................         13,310
       700 Skilled Healthcare Group, Inc., Class A + ............          4,319
       600 Solta Medical, Inc. + ................................          1,290
       100 Somaxon Pharmaceuticals, Inc. + ......................            865
     4,250 St. Jude Medical, Inc. + .............................        174,463
       650 STERIS Corp. .........................................         21,879
     4,070 Stryker Corp. ........................................        232,885
       700 Sun Healthcare Group, Inc. + .........................          6,678
       200 Symmetry Medical, Inc. + .............................          2,008
        29 Syneron Medical, Ltd. + ..............................            317
       400 Synta Pharmaceuticals Corp. + ........................          1,724
     1,500 Talecris Biotherapeutics Holdings Corp. + ............         29,880
       500 Techne Corp. .........................................         31,845
       500 Teleflex, Inc. .......................................         32,035
     5,626 Tenet Healthcare Corp. + .............................         32,181
     5,659 Thermo Fisher Scientific, Inc. + .....................        291,099
       600 Thoratec Corp. + .....................................         20,070
     1,000 TranS1, Inc. + .......................................          3,250
        50 Transcend Services, Inc. + ...........................            812
        80 Transcept Pharmaceuticals, Inc. + ....................            636
       600 Triple-S Management Corp., Class B + .................         10,650
       600 United American Healthcare Corp. + ...................            648
    15,112 UnitedHealth Group, Inc. .............................        493,709
       500 Universal American Corp. + ...........................          7,700
       750 Valeant Pharmaceuticals International + ..............         32,183
     1,100 Varian Medical Systems, Inc. + .......................         60,863
     1,500 VCA Antech, Inc. + ...................................         42,045
     2,100 Vertex Pharmaceuticals, Inc. + .......................         85,827
       800 Viropharma, Inc. + ...................................         10,904
       500 Virtual Radiologic Corp. + ...........................          5,500
       500 Volcano Corp. + ......................................         12,080
       700 Waters Corp. + .......................................         47,278
     1,350 Watson Pharmaceuticals, Inc. + .......................         56,390
     5,091 WellPoint, Inc. + ....................................        327,759
     2,900 Zimmer Holdings, Inc. + ..............................        171,680
     1,500 Zoll Medical Corp. + .................................         39,540
     2,800 Zymogenetics, Inc. + .................................         16,044
                                                                    ------------
                                                                      19,126,608
                                                                    ------------
Industrials -- 10.7%
     8,500 3M Co. ...............................................        710,345
     1,500 A123 Systems, Inc. + .................................         20,610
       300 Acacia Research-Acacia Technologies + ................          3,249
       240 Actuant Corp., Class A ...............................          4,692
       300 Acuity Brands, Inc. ..................................         12,663
        36 Administaff, Inc. ....................................            768
     1,100 Aecom Technology Corp. + .............................         31,207
     1,200 AeroCentury Corp. + ..................................         22,800
       850 AGCO Corp. + .........................................         30,490
     3,200 Aircastle, Ltd. ......................................         30,304
     1,500 AirTran Holdings, Inc. + .............................          7,620
     1,000 Albany International Corp., Class A ..................         21,530
       350 Alexander & Baldwin, Inc. ............................         11,568
       250 Alliant Techsystems, Inc. + ..........................         20,325
     1,500 Amerco, Inc. + .......................................         81,435

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
     1,575 American Commercial Lines, Inc. + ....................   $     39,532
     1,550 Ameron International Corp. ...........................         97,480
     1,050 AMETEK, Inc. .........................................         43,533
     3,275 AMR Corp. + ..........................................         29,835
     1,500 Amrep Corp. + ........................................         21,795
       500 Apogee Enterprises, Inc. .............................          7,905
       200 Applied Signal Technology, Inc. ......................          3,916
       200 Armstrong World Industries, Inc. + ...................          7,262
       250 Ascent Solar Technologies, Inc. + ....................            962
     1,500 Astec Industries, Inc. + .............................         43,440
       100 ATC Technology Corp. + ...............................          1,716
     1,100 Avery Dennison Corp. .................................         40,051
       992 Avis Budget Group, Inc. + ............................         11,408
       300 AZZ, Inc. ............................................         10,155
     1,500 Badger Meter, Inc. ...................................         57,765
       200 Baker (Michael) Corp. + ..............................          6,896
       600 Barnes Group, Inc. ...................................         11,670
     1,075 BE Aerospace, Inc. + .................................         32,734
       500 Blount International, Inc. + .........................          5,180
       900 BlueLinx Holdings, Inc. + ............................          3,429
     8,800 Boeing Co. ...........................................        638,968
       445 Brady Corp., Class A .................................         13,848
       450 Brink's Co. (The) ....................................         12,704
       100 BTU International, Inc. + ............................            611
     1,100 Bucyrus International, Inc., Class A .................         72,589
       450 Builders FirstSource, Inc. + .........................          1,417
       150 Building Materials Holding Corp. + (a) ...............             --
       100 C&D Technologies, Inc. + .............................            160
       500 Carlisle Cos., Inc. ..................................         19,050
       100 Casella Waste Systems, Inc., Class A + ...............            503
     6,200 Caterpillar, Inc. ....................................        389,670
     1,300 CBIZ, Inc. + .........................................          8,541
       400 CDI Corp. ............................................          5,864
       400 Ceco Environmental Corp. + ...........................          1,456
       300 Celadon Group, Inc. + ................................          4,182
       800 Cenveo, Inc. + .......................................          6,928
     2,150 CH Robinson Worldwide, Inc. ..........................        120,077
     2,032 Cintas Corp. .........................................         57,079
       400 CLARCOR, Inc. ........................................         13,796
       300 Coleman Cable, Inc. + ................................          1,482
     1,000 Colfax Corp. + .......................................         11,770
       400 Columbus McKinnon Corp. + ............................          6,348
       900 Comfort Systems USA, Inc. ............................         11,241
       300 Commercial Vehicle Group, Inc. + .....................          2,136
       100 Competitive Technologies, Inc. + .....................            126
       750 COMSYS IT Partners, Inc. + ...........................         13,110
     1,600 Continental Airlines, Inc., Class B + ................         35,152
       550 Con-way, Inc. ........................................         19,316
       700 Copart, Inc. + .......................................         24,920
       200 Cornell, Inc. + ......................................          3,662
     1,800 Corrections Corp of America + ........................         35,748
     1,750 Covanta Holding Corp. + ..............................         29,155
       100 Covenant Transportation Group, Inc.,
           Class A + ............................................            603
       300 Crane Co. ............................................         10,650
     4,450 CSX Corp. ............................................        226,505
     2,500 Cummins, Inc. ........................................        154,875
       300 Curtiss-Wright Corp. .................................         10,440
     3,318 Danaher Corp. ........................................        265,141
     5,550 Deere & Co. ..........................................        330,003
     8,050 Delta Air Lines, Inc. + ..............................        117,450
       200 Diamond Management & Technology
           Consultants, Inc., Class A ...........................          1,570
       200 Document Security Systems, Inc. + ....................            778
       500 Dollar Thrifty Automotive Group, Inc. + ..............         16,065
       900 Donaldson Co., Inc. ..................................         40,608
     2,550 Dover Corp. ..........................................        119,212
       100 DXP Enterprises, Inc. + ..............................          1,277
     1,000 Dycom Industries, Inc. + .............................          8,770



   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
       400 Dynamic Materials Corp. ..............................   $      6,248
       400 DynCorp International, Inc., Class A + ...............          4,596
     1,800 Eagle Bulk Shipping, Inc. + ..........................          9,558
     1,900 Eaton Corp. ..........................................        143,963
     1,500 EMCOR Group, Inc. + ..................................         36,945
     9,900 Emerson Electric Co. .................................        498,366
       700 Empire Resources, Inc. ...............................          1,141
       550 Encore Wire Corp. ....................................         11,440
     1,300 Ener1, Inc. + ........................................          6,149
       500 Energy Recovery, Inc. + ..............................          3,150
     2,500 EnergySolutions, Inc. ................................         16,075
       300 EnerNOC, Inc. + ......................................          8,904
        50 Ennis, Inc. ..........................................            814
       711 EnPro Industries, Inc. + .............................         20,676
     1,375 Equifax, Inc. ........................................         49,225
     1,500 ESCO Technologies, Inc. ..............................         47,715
       225 Evergreen Solar, Inc. + ..............................            254
     1,500 Excel Maritime Carriers, Ltd., Class A + .............          9,045
     2,825 Expeditors International of Washington,
           Inc. .................................................        104,299
        10 ExpressJet Holdings, Inc., Class A + .................             38
     1,950 Fastenal Co. .........................................         93,580
     1,000 Federal Signal Corp. .................................          9,010
     3,182 FedEx Corp. ..........................................        297,199
       700 First Solar, Inc. + ..................................         85,855
       200 Flanders Corp. + .....................................            760
       200 Flowserve Corp. ......................................         22,054
     2,700 Fluor Corp. ..........................................        125,577
       300 Franklin Electric Co., Inc. ..........................          8,997
     1,500 FreightCar America, Inc. .............................         36,240
       100 Frozen Food Express Industries .......................            390
       700 Fuel Tech, Inc. + ....................................          5,614
       500 FuelCell Energy, Inc. + ..............................          1,410
       300 Furmanite Corp. + ....................................          1,557
       750 Gardner Denver, Inc. .................................         33,030
       200 GATX Corp. ...........................................          5,730
     1,500 GenCorp, Inc. + ......................................          8,640
     1,425 General Cable Corp. + ................................         38,475
     4,540 General Dynamics Corp. ...............................        350,488
   139,746 General Electric Co. .................................      2,543,377
     1,625 Goodrich Corp. .......................................        114,595
       325 Gorman-Rupp Co. (The) ................................          8,268
       487 Graco, Inc. ..........................................         15,584
     1,350 GrafTech International, Ltd. + .......................         18,455
       400 Granite Construction, Inc. ...........................         12,088
     1,500 Great Lakes Dredge & Dock Corp. ......................          7,875
       550 Greenbrier, Inc. .....................................          6,055
       350 Griffon Corp. + ......................................          4,361
     4,000 GT Solar International, Inc. + .......................         20,920
       850 Hardinge, Inc. .......................................          7,650
     1,200 Harsco Corp. .........................................         38,328
     1,500 Hawaiian Holdings, Inc. + ............................         11,055
     1,500 Heidrick & Struggles International, Inc. .............         42,045
       200 Herley Industries, Inc. + ............................          2,932
     1,150 Hertz Global Holdings, Inc. + ........................         11,489
       550 Hexcel Corp. + .......................................          7,942
       300 Hill International, Inc. + ...........................          1,749
       600 Hoku Corp. + .........................................          1,548
     9,225 Honeywell International, Inc. ........................        417,616
     1,050 Horizon Lines, Inc., Class A .........................          5,712
       300 Hubbell, Inc., Class B ...............................         15,129
       400 Hurco Cos., Inc. + ...................................          6,732
     1,600 Huron Consulting Group, Inc. + .......................         32,480
       975 IDEX Corp. ...........................................         32,272
       250 IHS, Inc., Class A + .................................         13,367
     5,966 Illinois Tool Works, Inc. ............................        282,550
       950 Industrial Services of America, Inc. + ...............         15,618
     2,500 Innerworkings, Inc. + ................................         13,000
       500 Innovaro, Inc. + .....................................          2,050

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
       100 Innovative Solutions & Support, Inc. + ...............   $        630
       500 Integrated Electrical Services, Inc. + ...............          2,825
       300 Interface, Inc., Class A .............................          3,474
       500 Interline Brands, Inc. + .............................          9,570
     1,500 International Shipholding Corp. ......................         44,085
       400 Intersections, Inc. + ................................          1,656
     2,650 Iron Mountain, Inc. ..................................         72,610
     2,200 ITT Corp. ............................................        117,942
     2,000 Jacobs Engineering Group, Inc. + .....................         90,380
     1,875 JB Hunt Transport Services, Inc. .....................         67,275
     2,525 JetBlue Airways Corp. + ..............................         14,089
       251 John Bean Technologies Corp. .........................          4,403
     1,075 Joy Global, Inc. .....................................         60,845
       200 Kadant, Inc. + .......................................          2,882
     1,323 Kansas City Southern + ...............................         47,853
     1,550 KBR, Inc. ............................................         34,348
       400 Kelly Services, Inc., Class A + ......................          6,664
       500 Kennametal, Inc. .....................................         14,060
       150 Kforce, Inc. + .......................................          2,281
       700 Kimball International, Inc., Class B .................          4,865
       600 Kirby Corp. + ........................................         22,890
       387 Knight Transportation, Inc. ..........................          8,162
       500 Knoll, Inc. ..........................................          5,625
        10 Kratos Defense & Security Solutions,
           Inc. + ...............................................            143
     1,375 L-3 Communications Holdings, Inc.,
           Class 3 ..............................................        125,991
       100 LaBarge, Inc. + ......................................          1,105
       600 Layne Christensen Co. + ..............................         16,026
       100 LECG Corp. + .........................................            298
       657 Lennox International, Inc. ...........................         29,118
       200 Lindsay Corp. ........................................          8,282
     1,500 LMI Aerospace, Inc. + ................................         27,870
     4,050 Lockheed Martin Corp. ................................        337,041
       700 LSI Industries, Inc. .................................          4,774
       400 M&F Worldwide Corp. + ................................         12,240
     3,000 Manitowoc Co., Inc. (The) ............................         39,000
       900 Manpower, Inc. .......................................         51,408
       100 Marten Transport, Ltd. + .............................          1,971
     4,250 Masco Corp. ..........................................         65,960
     2,875 McDermott International, Inc. + ......................         77,395
     3,150 Metalico, Inc. + .....................................         18,868
       300 Mfri, Inc. + .........................................          2,004
     1,081 Mobile Mini, Inc. + ..................................         16,745
       300 MSC Industrial Direct Co., Class A ...................         15,216
     1,900 Mueller Water Products, Inc., Class A ................          9,082
       200 NACCO Industries, Inc., Class A ......................         14,830
     1,500 Navigant Consulting, Inc. + ..........................         18,195
       700 Navistar International Corp. + .......................         31,311
       500 NCI Building Systems, Inc. + .........................          5,520
     5,100 Norfolk Southern Corp. ...............................        285,039
       200 North American Galvanizing & Coating,
           Inc. + ...............................................          1,112
     3,150 Northrop Grumman Corp. ...............................        206,545
       100 On Assignment, Inc. + ................................            713
       500 Orion Energy Systems, Inc. + .........................          2,450
     1,000 Oshkosh Corp. ........................................         40,340
     1,250 Owens Corning, Inc. + ................................         31,800
     4,755 PACCAR, Inc. .........................................        206,082
     3,000 Pacer International, Inc. + ..........................         18,060
     2,050 Pall Corp. ...........................................         83,004
     1,993 Parker Hannifin Corp. ................................        129,027
     1,300 Pentair, Inc. ........................................         46,306
       600 Pike Electric Corp. + ................................          5,592
     2,125 Pitney Bowes, Inc. ...................................         51,956
     1,500 Polypore International, Inc. + .......................         26,190
       200 Portec Rail Products, Inc. ...........................          2,324
       250 PowerSecure International, Inc. + ....................          1,970
     1,700 Precision Castparts Corp. ............................        215,407



   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
       220 PRGX Global, Inc. + ..................................   $      1,291
     1,000 Quanex Building Products Corp. .......................         16,530
     2,450 Quanta Services, Inc. + ..............................         46,942
       300 Raven Industries, Inc. ...............................          8,847
     5,000 Raytheon Co. .........................................        285,600
     1,500 Republic Airways Holdings, Inc. + ....................          8,880
     4,818 Republic Services, Inc., Class A .....................        139,818
       200 Resources Connection, Inc. + .........................          3,834
     1,700 Robert Half International, Inc. ......................         51,731
     1,800 Rockwell Automation, Inc. ............................        101,448
     1,825 Rockwell Collins, Inc. ...............................        114,227
     2,000 Rollins, Inc. ........................................         43,360
     1,350 Roper Industries, Inc. ...............................         78,084
     2,850 RR Donnelley & Sons Co. ..............................         60,848
     1,200 RSC Holdings, Inc. + .................................          9,552
        75 Rush Enterprises, Inc., Class A + ....................            991
       400 Ryder System, Inc. ...................................         15,504
       150 Saia, Inc. + .........................................          2,082
       400 School Specialty, Inc. + .............................          9,084
       500 SFN Group, Inc. + ....................................          4,005
     1,200 Shaw Group, Inc. (The) + .............................         41,304
       300 SIFCO Industries, Inc. ...............................          5,121
        50 Simpson Manufacturing Co., Inc. ......................          1,388
     2,100 Skywest, Inc. ........................................         29,988
     8,318 Southwest Airlines Co. ...............................        109,964
       900 Spire Corp. + ........................................          3,537
     1,000 Spirit Aerosystems Holdings, Inc.,
           Class A + ............................................         23,380
       584 SPX Corp. ............................................         38,731
     1,350 Standard Register Co. (The) ..........................          7,222
        50 Standex International Corp. ..........................          1,288
     1,500 Stanley, Inc. + ......................................         42,435
     1,000 Steelcase, Inc., Class A .............................          6,470
       575 Stericycle, Inc. + ...................................         31,337
       500 Sun Hydraulics Corp. .................................         12,990
     1,000 SunPower Corp., Class A + ............................         18,900
       102 SYKES Enterprises, Inc. + ............................          2,330
       100 Sypris Solutions, Inc. + .............................            334
       500 TAL International Group, Inc. ........................          9,990
       200 Taser International, Inc. + ..........................          1,172
       500 Team, Inc. + .........................................          8,295
       500 Tecumseh Products Co., Class A + .....................          6,135
       250 Tennant Co. ..........................................          6,847
     1,300 Terex Corp. + ........................................         29,523
       743 Tetra Tech, Inc. + ...................................         17,119
       700 Textainer Group Holdings, Ltd. .......................         15,085
     4,300 Textron, Inc. ........................................         91,289
       600 Thomas & Betts Corp. + ...............................         23,544
       800 Timken Co. ...........................................         24,008
       312 Titan International, Inc. ............................          2,724
       300 Toro Co. .............................................         14,751
       400 Towers Watson & Co., Class A .........................         19,000
       100 TRC, Inc. + ..........................................            293
     1,071 Tredegar Corp. .......................................         18,293
       300 Trex Co., Inc. + .....................................          6,387
       100 Trimas Corp. + .......................................            649
       900 Trinity Industries, Inc. .............................         17,964
       800 TrueBlue, Inc. + .....................................         12,400
       500 Tutor Perini Corp. + .................................         10,875
       400 Twin Disc, Inc. ......................................          4,888
     1,125 UAL Corp. + ..........................................         21,994
       200 Ultralife Corp. + ....................................            802
     6,450 Union Pacific Corp. ..................................        472,785
     8,300 United Parcel Service, Inc., Class B .................        534,603
       100 United Rentals, Inc. + ...............................            938
    10,944 United Technologies Corp. ............................        805,588
       850 URS Corp. + ..........................................         42,169
     3,700 US Airways Group, Inc. + .............................         27,195
       500 US Ecology, Inc. .....................................          8,050

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
       200 US Home Systems, Inc. + ..............................   $        554
       900 USG Corp. + ..........................................         15,444
       900 UTi Worldwide, Inc. ..................................         13,788
     3,400 Valence Technology, Inc. + ...........................          2,890
     1,500 Verisk Analytics, Inc., Class A + ....................         42,300
       400 Viad Corp. ...........................................          8,220
       300 Vicor Corp. + ........................................          4,143
       750 Volt Information Sciences, Inc. + ....................          7,658
        50 Wabash National Corp. + ..............................            351
       591 WABCO Holdings, Inc. .................................         17,683
       300 Wabtec Corp. .........................................         12,636
       975 Waste Connections, Inc. + ............................         33,111
     6,250 Waste Management, Inc. ...............................        215,188
       300 Watts Water Technologies, Inc., Class A ..............          9,318
       250 Werner Enterprises, Inc. .............................          5,792
     1,500 Woodward Governor Co. ................................         47,970
       200 WW Grainger, Inc. ....................................         21,624
                                                                    ------------
                                                                      17,185,001
                                                                    ------------
Information Technology -- 18.9%
     5,500 3Com Corp. + .........................................         42,295
       900 3PAR, Inc. + .........................................          9,000
     1,500 Acme Packet, Inc. + ..................................         28,920
       100 Actel Corp. + ........................................          1,385
     8,938 Activision Blizzard, Inc. ............................        107,792
       800 Acxiom Corp. + .......................................         14,352
     2,700 Adaptec, Inc. + ......................................          8,829
       781 ADC Telecommunications, Inc. + .......................          5,709
       600 ADDvantage Technologies Group, Inc. + ................          1,356
     6,484 Adobe Systems, Inc. + ................................        229,339
       600 ADTRAN, Inc. .........................................         15,810
       500 Advanced Analogic Technologies, Inc. + ...............          1,745
       700 Advanced Energy Industries, Inc. + ...................         11,592
     9,750 Advanced Micro Devices, Inc. + .......................         90,382
       500 Aehr Test Systems + ..................................          1,355
     3,746 Agilent Technologies, Inc. + .........................        128,825
       500 Agilysys, Inc. .......................................          5,585
       500 Airvana, Inc. + ......................................          3,830
     2,559 Akamai Technologies, Inc. + ..........................         80,378
       650 Alliance Data Systems Corp. + ........................         41,594
     3,650 Altera Corp. .........................................         88,731
     1,050 Amkor Technology, Inc. + .............................          7,423
     2,025 Amphenol Corp., Class A ..............................         85,435
       300 Anadigics, Inc. + ....................................          1,458
     4,050 Analog Devices, Inc. .................................        116,721
       200 Anaren, Inc. + .......................................          2,848
       700 Answers Corp. + ......................................          5,845
       922 ANSYS, Inc. + ........................................         39,775
     1,441 AOL, Inc. + ..........................................         36,428
    11,600 Apple, Inc. + ........................................      2,725,188
    15,383 Applied Materials, Inc. ..............................        207,363
     1,500 Applied Micro Circuits Corp. + .......................         12,945
     2,500 Ariba, Inc. + ........................................         32,125
     2,854 Arris Group, Inc. + ..................................         34,277
     1,350 Arrow Electronics, Inc. + ............................         40,676
     1,000 Art Technology Group, Inc. + .........................          4,410
     1,500 Aruba Networks, Inc. + ...............................         20,490
       700 Aspen Technology, Inc. + .............................          7,175
       100 Astea International, Inc. + ..........................            333
       600 Atheros Communications, Inc. + .......................         23,226
     6,350 Atmel Corp. + ........................................         31,941
       486 ATMI, Inc. + .........................................          9,385
     3,200 Autodesk, Inc. + .....................................         94,144
     6,725 Automatic Data Processing, Inc. ......................        299,061
     1,778 Aviat Networks, Inc. + ...............................         11,788
     1,825 Avnet, Inc. + ........................................         54,750
       289 Axcelis Technologies, Inc. + .........................            480
        22 BearingPoint, Inc. + (a) .............................             --
       300 Bel Fuse, Inc., Class B ..............................          6,045



   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
       150 Benchmark Electronics, Inc. + ........................   $      3,111
       150 BigBand Networks, Inc. + .............................            530
       600 Bitstream, Inc., Class A + ...........................          4,800
       298 Black Box Corp. ......................................          9,166
       300 Blackbaud, Inc. ......................................          7,557
     1,942 BMC Software, Inc. + .................................         73,796
     2,600 Brightpoint, Inc. + ..................................         19,578
     5,965 Broadcom Corp., Class A ..............................        197,919
     2,750 Broadridge Financial Solutions, Inc. .................         58,795
     7,350 Brocade Communications Systems, Inc. + ...............         41,969
       106 Brooks Automation, Inc. + ............................            935
     5,322 CA, Inc. .............................................        124,907
       100 Cabot Microelectronics Corp. + .......................          3,783
     4,402 Cadence Design Systems, Inc. + .......................         29,317
       200 Callidus Software, Inc. + ............................            726
       200 Cascade Microtech, Inc. + ............................            830
       900 Ciber, Inc. + ........................................          3,366
     2,797 Ciena Corp. + ........................................         42,626
       200 Cinedigm Digital Cinema Corp., Class A + .............            324
       400 Cirrus Logic, Inc. + .................................          3,356
    75,423 Cisco Systems, Inc. + ................................      1,963,261
     1,725 Citrix Systems, Inc. + ...............................         81,886
     1,500 Cogent, Inc. + .......................................         15,300
       500 Cognex Corp. .........................................          9,245
     3,625 Cognizant Technology Solutions Corp.,
           Class A + ............................................        184,803
       400 Coherent, Inc. + .....................................         12,784
     1,500 CommScope, Inc. + ....................................         42,030
     1,380 Computer Sciences Corp. + ............................         75,196
     4,025 Compuware Corp. + ....................................         33,810
       400 comScore, Inc. + .....................................          6,676
       100 Comtech Telecommunications Corp. + ...................          3,199
       400 Constant Contact, Inc. + .............................          9,288
     1,300 Convergys Corp. + ....................................         15,938
    17,869 Corning, Inc. ........................................        361,132
       500 CPI International, Inc. + ............................          6,630
       100 Cray, Inc. + .........................................            595
       900 Cree, Inc. + .........................................         63,198
     1,128 CSG Systems International, Inc. + ....................         23,643
       100 CTS Corp. ............................................            942
     1,500 Cybersource Corp. + ..................................         26,460
     3,425 Cypress Semiconductor Corp. + ........................         39,388
       800 Daktronics, Inc. .....................................          6,096
       600 Datalink Corp. + .....................................          2,736
       500 DealerTrack Holdings, Inc. + .........................          8,540
    23,700 Dell, Inc. + .........................................        355,737
       403 Deltek, Inc. + .......................................          3,079
       388 Dice Holdings, Inc. + ................................          2,949
       850 Diebold, Inc. ........................................         26,996
       400 Digital Ally, Inc. + .................................            740
       700 Digital River, Inc. + ................................         21,210
     1,500 Diodes, Inc. + .......................................         33,600
       300 Ditech Networks, Inc. + ..............................            489
     1,000 DivX, Inc. + .........................................          7,160
       500 Dolby Laboratories, Inc., Class A + ..................         29,335
       400 DST Systems, Inc. ....................................         16,580
     1,421 Earthlink, Inc. ......................................         12,135
    17,850 eBay, Inc. + .........................................        481,058
     4,500 Ebix, Inc. + .........................................         71,865
       150 Echelon Corp. + ......................................          1,345
       100 EF Johnson Technologies, Inc. + ......................             93
       100 Electro Scientific Industries, Inc. + ................          1,281
     3,600 Electronic Arts, Inc. + ..............................         67,176
       729 Electronics for Imaging, Inc. + ......................          8,478
    25,579 EMC Corp. + ..........................................        461,445
       500 Emcore Corp. + .......................................            605
       300 EMS Technologies, Inc. + .............................          4,980
     1,000 Emulex Corp. + .......................................         13,280
       100 EndWave Corp. + ......................................            275

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
       836 Entegris, Inc. + .....................................   $      4,213
        16 Entorian Technologies, Inc. + ........................             40
       400 Epicor Software Corp. + ..............................          3,824
     1,500 EPIQ Systems, Inc. + .................................         18,645
       500 Exar Corp. + .........................................          3,525
       200 Extreme Networks + ...................................            614
       900 F5 Networks, Inc. + ..................................         55,359
       550 Factset Research Systems, Inc. .......................         40,354
     3,950 Fairchild Semiconductor International,
           Inc., Class A + ......................................         42,067
       900 FalconStor Software, Inc. + ..........................          3,132
       200 FARO Technologies, Inc. + ............................          5,150
     4,010 Fidelity National Information Services,
           Inc. .................................................         93,994
     2,128 Fiserv, Inc. + .......................................        108,017
     1,500 FLIR Systems, Inc. + .................................         42,300
       350 Formfactor, Inc. + ...................................          6,216
       255 Forrester Research, Inc. + ...........................          7,668
     1,100 Gartner, Inc. + ......................................         24,464
     1,000 Genpact, Ltd. + ......................................         16,770
        12 GigOptix, Inc. + .....................................             46
     1,850 Global Cash Access Holdings, Inc. + ..................         15,114
     1,050 Global Payments, Inc. ................................         47,828
       200 Globecomm Systems, Inc. + ............................          1,538
       400 Glu Mobile, Inc. + ...................................            392
     3,050 Google, Inc., Class A + ..............................      1,729,380
       450 GSI Commerce, Inc. + .................................         12,452
       200 Guidance Software, Inc. + ............................          1,150
       800 Harmonic, Inc. + .....................................          5,048
     1,225 Harris Corp. .........................................         58,175
     1,100 Hewitt Associates, Inc., Class A + ...................         43,758
    31,077 Hewlett-Packard Co. ..................................      1,651,743
       200 Hittite Microwave Corp. + ............................          8,794
     1,100 Hutchinson Technology, Inc. + ........................          6,864
       500 Hypercom Corp. + .....................................          1,930
     1,000 IAC/InterActive Corp. + ..............................         22,740
       100 ID Systems, Inc. + ...................................            299
     1,399 Idearc, Inc. + (a) ...................................             --
       100 iGO, Inc. + ..........................................            201
        50 Ikanos Communications, Inc. + ........................            150
       200 Imergent, Inc. .......................................          1,346
       600 Infinera Corp. + .....................................          5,112
       400 infoGROUP, Inc. + ....................................          3,120
     1,075 Informatica Corp. + ..................................         28,875
       250 Infospace, Inc. + ....................................          2,763
     2,100 Ingram Micro, Inc., Class A + ........................         36,855
     1,500 Insight Enterprises, Inc. + ..........................         21,540
     3,560 Integrated Device Technology, Inc. + .................         21,823
       400 Integrated Silicon Solution, Inc. + ..................          4,220
    72,366 Intel Corp. ..........................................      1,610,867
       350 Interactive Intelligence, Inc. + .....................          6,542
       600 InterDigital, Inc. + .................................         16,716
       200 Intermec, Inc. + .....................................          2,836
       371 Internap Network Services Corp. + ....................          2,078
    17,070 International Business Machines Corp. ................      2,189,227
       350 International Rectifier Corp. + ......................          8,015
       100 Internet Capital Group, Inc. + .......................            845
       600 Interphase Corp. + ...................................          1,566
     2,850 Intersil Corp., Class A ..............................         42,066
     3,225 Intuit, Inc. + .......................................        110,746
       300 INX, Inc. + ..........................................          1,437
       381 IPG Photonics Corp. + ................................          5,639
       200 Isilon Systems, Inc. + ...............................          1,722
       500 Itron, Inc. + ........................................         36,285
     1,200 Ixia + ...............................................         11,124
       800 IXYS Corp. + .........................................          6,832
       450 j2 Global Communications, Inc. + .....................         10,530
     2,400 Jabil Circuit, Inc. ..................................         38,856
     1,000 Jack Henry & Associates, Inc. ........................         24,060



   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
       550 JDA Software Group, Inc. + ...........................   $     15,301
     3,203 JDS Uniphase Corp. + .................................         40,134
       900 Journal Register Co. + (a) ...........................             --
     6,165 Juniper Networks, Inc. + .............................        189,142
       100 Keithley Instruments, Inc. ...........................            660
       700 Kemet Corp. + ........................................            980
       600 KEY Tronic Corp. + ...................................          3,090
       100 Keynote Systems, Inc. ................................          1,139
     1,025 KLA-Tencor Corp. .....................................         31,693
       800 Knot, Inc. (The) + ...................................          6,256
       400 Kulicke & Soffa Industries, Inc. + ...................          2,900
     1,573 L-1 Identity Solutions, Inc., Class 1 + ..............         14,047
     1,225 Lam Research Corp. + .................................         45,717
       200 Lattice Semiconductor Corp. + ........................            734
     1,250 Lawson Software, Inc. + ..............................          8,262
       100 LeCroy Corp. + .......................................            497
     1,500 Lender Processing Services, Inc. .....................         56,625
       375 Lexmark International, Inc., Class A + ...............         13,530
     2,100 Limelight Networks, Inc. + ...........................          7,686
     2,925 Linear Technology Corp. ..............................         82,719
       200 Littelfuse, Inc. + ...................................          7,602
        10 LiveWire Mobile, Inc. + ..............................             40
       193 Local.com Corp. + ....................................          1,287
       200 LoJack Corp. + .......................................            826
       700 LoopNet, Inc. + ......................................          7,868
       300 Loral Space & Communications, Inc. + .................         10,536
       100 LRAD Corp. + .........................................            154
     8,510 LSI Corp. + ..........................................         52,081
        50 Magma Design Automation, Inc. + ......................            130
       600 MakeMusic, Inc. + ....................................          3,438
       200 Marchex, Inc., Class A ...............................          1,022
       700 Market Leader, Inc. + ................................          1,400
     6,750 Marvell Technology Group, Ltd. + .....................        137,565
       925 Mastercard, Inc., Class A ............................        234,950
       400 Mattson Technology, Inc. + ...........................          1,848
     2,900 Maxim Integrated Products, Inc. ......................         56,231
     2,450 McAfee, Inc. + .......................................         98,318
       200 Measurement Specialties, Inc. + ......................          2,942
     3,575 MEMC Electronic Materials, Inc. + ....................         54,805
     3,000 Mentor Graphics Corp. + ..............................         24,060
       100 Mercury Computer Systems, Inc. + .....................          1,372
       400 Methode Electronics, Inc. ............................          3,960
       600 Micrel, Inc. .........................................          6,396
     2,637 Microchip Technology, Inc. ...........................         74,258
    10,552 Micron Technology, Inc. + ............................        109,635
     1,400 Micronetics, Inc. + ..................................          5,628
     1,500 MICROS Systems, Inc. + ...............................         49,320
       650 Microsemi Corp. + ....................................         11,271
   116,440 Microsoft Corp. ......................................      3,408,199
       200 MIPS Technologies, Inc., Class A + ...................            892
     1,175 Molex, Inc. ..........................................         24,511
       300 MoneyGram International, Inc. + ......................          1,143
       500 Monolithic Power Systems, Inc. + .....................         11,150
     1,550 Monster Worldwide, Inc. + ............................         25,745
       100 MoSys, Inc. + ........................................            401
    30,666 Motorola, Inc. + .....................................        215,275
         4 Move, Inc. + .........................................              8
       328 Multi-Fineline Electronix, Inc. + ....................          8,449
       200 Nanometrics, Inc. + ..................................          1,896
       900 NAPCO Security Technologies, Inc. + ..................          2,070
     1,475 National Instruments Corp. ...........................         49,191
     2,425 National Semiconductor Corp. .........................         35,041
       200 NaviSite, Inc. + .....................................            514
     1,925 NCR Corp. + ..........................................         26,565
     4,350 NetApp, Inc. + .......................................        141,636
       500 NetList, Inc. + ......................................          1,800
       400 Netscout Systems, Inc. + .............................          5,916
       600 NetSuite, Inc. + .....................................          8,724
       100 Network Equipment Technologies, Inc. + ...............            551

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
       750 NeuStar, Inc., Class A + .............................   $     18,900
       200 Newport Corp. + ......................................          2,500
     1,000 NIC, Inc. ............................................          7,870
        50 Novatel Wireless, Inc. + .............................            336
     4,859 Novell, Inc. + .......................................         29,105
     1,500 Novellus Systems, Inc. + .............................         37,500
     2,050 Nuance Communications, Inc. + ........................         34,112
       100 NVE Corp. + ..........................................          4,530
     6,825 NVIDIA Corp. + .......................................        118,619
       600 Occam Networks, Inc. + ...............................          3,936
       500 Omnivision Technologies, Inc. + ......................          8,590
     5,105 ON Semiconductor Corp. + .............................         40,840
       100 Online Resources Corp. + .............................            403
       311 Openwave Systems, Inc. + .............................            715
       100 Opnet Technologies, Inc. .............................          1,612
        50 Opnext, Inc. + .......................................            118
       700 Optelecom-NKF, Inc. + ................................          1,659
    48,330 Oracle Corp. .........................................      1,241,598
       200 OSI Systems, Inc. + ..................................          5,610
        33 Overland Storage, Inc. + .............................             74
     3,480 Palm, Inc. + .........................................         13,085
       100 PAR Technology Corp. + ...............................            605
     1,240 Parametric Technology Corp. + ........................         22,382
       600 Park Electrochemical Corp. ...........................         17,244
       200 Parkervision, Inc. + .................................            340
     3,650 Paychex, Inc. ........................................        112,055
       400 PC Mall, Inc. + ......................................          2,024
       300 Pegasystems, Inc. ....................................         11,100
       100 Pericom Semiconductor Corp. + ........................          1,071
         8 Pfsweb, Inc. + .......................................             23
       100 Phoenix Technologies, Ltd. + .........................            322
        33 Pixelworks, Inc. + ...................................            190
       100 Planar Systems, Inc. + ...............................            279
       350 Plantronics, Inc. ....................................         10,948
       100 PLATO Learning, Inc. + ...............................            556
       974 Plexus Corp. + .......................................         35,093
       100 PLX Technology, Inc. + ...............................            527
     4,225 PMC - Sierra, Inc. + .................................         37,687
       950 Polycom, Inc. + ......................................         29,051
       300 Power Integrations, Inc. .............................         12,360
       200 Power-One, Inc. + ....................................            844
       380 Powerwave Technologies, Inc. + .......................            475
       400 QAD, Inc. + ..........................................          2,100
     1,650 QLogic Corp. + .......................................         33,495
    22,325 QUALCOMM, Inc. .......................................        937,427
     1,500 Quest Software, Inc. + ...............................         26,685
       900 Rackspace Hosting, Inc. + ............................         16,857
       100 Radiant Systems, Inc. + ..............................          1,427
     1,000 Rambus, Inc. + .......................................         21,850
     2,726 RealNetworks, Inc. + .................................         13,167
     1,490 Red Hat, Inc. + ......................................         43,612
       600 Relm Wireless Corp. + ................................          2,238
       600 Renaissance Learning, Inc. ...........................          9,738
     5,627 RF Micro Devices, Inc. + .............................         28,022
       200 RightNow Technologies, Inc. + ........................          3,572
     1,500 Riverbed Technology, Inc. + ..........................         42,600
       300 Rosetta Stone, Inc. + ................................          7,134
     1,020 Rovi Corp. + .........................................         37,873
       340 Rudolph Technologies, Inc. + .........................          2,914
       900 S1 Corp. + ...........................................          5,310
     5,925 SAIC, Inc. + .........................................        104,872
       600 Salesforce.com, Inc. + ...............................         44,670
     2,325 SanDisk Corp. + ......................................         80,515
     1,833 Sanmina-SCI Corp. + ..................................         30,245
     1,650 Sapient Corp. ........................................         15,081
     1,000 SAVVIS, Inc. + .......................................         16,500
       300 Scansource, Inc. + ...................................          8,634
     5,419 Seagate Technology ...................................         98,951
       500 Semtech Corp. + ......................................          8,715



   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
       300 ShoreTel, Inc. + .....................................   $      1,983
       100 Silicon Image, Inc. + ................................            302
       100 Silicon Storage Technology, Inc. + ...................            304
       600 Simulations Plus, Inc. + .............................          1,056
     1,707 Skyworks Solutions, Inc. + ...........................         26,629
       200 SMART Modular Technologies WWH,
           Inc. + ...............................................          1,542
       300 Smith Micro Software, Inc. + .........................          2,652
     1,500 SolarWinds, Inc. + ...................................         32,490
     1,500 Solera Holdings, Inc. ................................         57,975
       900 Sonic Solutions, Inc. + ..............................          8,433
       400 SonicWALL, Inc. + ....................................          3,476
     4,725 Sonus Networks, Inc. + ...............................         12,332
     1,500 Sourcefire, Inc. + ...................................         34,425
       200 STEC, Inc. + .........................................          2,396
       600 SuccessFactors, Inc. + ...............................         11,424
       850 Sybase, Inc. + .......................................         39,627
       430 Sycamore Networks, Inc. ..............................          8,647
    11,483 Symantec Corp. + .....................................        194,292
       100 Symmetricom, Inc. + ..................................            583
       700 Symyx Technologies, Inc. + ...........................          3,143
       300 SYNNEX Corp. + .......................................          8,868
     1,417 Synopsys, Inc. + .....................................         31,698
       550 Take-Two Interactive Software, Inc. + ................          5,418
       900 Tech Data Corp. + ....................................         37,710
       800 TechTarget, Inc. + ...................................          4,184
     1,500 Tekelec + ............................................         27,240
     5,404 Tellabs, Inc. ........................................         40,908
     2,200 Teradata Corp. + .....................................         63,558
     4,425 Teradyne, Inc. + .....................................         49,427
       200 Terremark Worldwide, Inc. + ..........................          1,402
     1,600 Tessco Technologies, Inc. ............................         37,616
       400 Tessera Technologies, Inc. + .........................          8,112
    17,272 Texas Instruments, Inc. ..............................        422,646
     1,000 THQ, Inc. + ..........................................          7,010
     3,925 TIBCO Software, Inc. + ...............................         42,351
       800 TiVo, Inc. + .........................................         13,696
       200 TNS, Inc. + ..........................................          4,460
     1,937 Total System Services, Inc. ..........................         30,333
       700 Travelzoo, Inc. + ....................................         10,507
       150 Trident Microsystems, Inc. + .........................            261
     2,067 Trimble Navigation, Ltd. + ...........................         59,364
       500 Trio Tech International + ............................          1,905
     3,300 TriQuint Semiconductor, Inc. + .......................         23,100
       200 TTM Technologies, Inc. + .............................          1,776
       500 Tyler Technologies, Inc. + ...........................          9,370
       400 Ultimate Software Group, Inc. + ......................         13,180
       700 Unica Corp. + ........................................          6,223
       427 Unisys Corp. + .......................................         14,898
       800 United Online, Inc. ..................................          5,984
       700 Universal Display Corp. + ............................          8,239
       200 UTStarcom, Inc. + ....................................            558
     2,505 ValueClick, Inc. + ...................................         25,401
       850 Varian Semiconductor Equipment
           Associates, Inc. + ...................................         28,152
       450 VASCO Data Security International,
           Inc. + ...............................................          3,713
       900 VeriFone Holdings, Inc. + ............................         18,189
     1,416 VeriSign, Inc. + .....................................         36,830
        55 Viasystems Group, Inc. + .............................          1,195
       425 Vicon Industries, Inc. + .............................          2,168
       200 Virage Logic Corp. + .................................          1,572
     1,000 Virtusa Corp. + ......................................         10,310
     5,450 Visa, Inc., Class A ..................................        496,113
     1,806 Vishay Intertechnology, Inc. + .......................         18,475
       800 VMware, Inc., Class A + ..............................         42,640
       300 Volterra Semiconductor Corp. + .......................          7,530
       200 Web.com Group, Inc. + ................................          1,090
       958 WebMD Health Corp., Class A + ........................         44,432

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
       300 WebMediaBrands, Inc. + ...............................   $        297
     3,025 Western Digital Corp. + ..............................        117,945
     9,854 Western Union Co. (The) ..............................        167,124
       200 Wireless Ronin Technologies, Inc. + ..................            500
       100 WPCS International, Inc. + ...........................            309
    15,678 Xerox Corp. ..........................................        152,861
     3,175 Xilinx, Inc. .........................................         80,963
       900 X-Rite, Inc. + .......................................          2,727
    13,700 Yahoo!, Inc. + .......................................        226,461
       825 Zebra Technologies Corp., Class A + ..................         24,420
     1,000 Zygo Corp. + .........................................          9,230
                                                                    ------------
                                                                      30,327,378
                                                                    ------------
Materials -- 3.8%
     2,500 Air Products & Chemicals, Inc. .......................        184,875
     1,020 Airgas, Inc. .........................................         64,892
       875 AK Steel Holding Corp. ...............................         20,002
     1,000 Albemarle Corp. ......................................         42,630
    13,398 Alcoa, Inc. ..........................................        190,788
     1,650 Allegheny Technologies, Inc. .........................         89,083
       900 Allied Nevada Gold Corp. + ...........................         14,913
       500 AM Castle & Co. ......................................          6,540
       400 American Vanguard Corp. ..............................          3,260
       850 Aptargroup, Inc. .....................................         33,448
        50 Arch Chemicals, Inc. .................................          1,719
       517 Ashland, Inc. ........................................         27,282
     2,250 Balchem Corp. ........................................         55,463
     1,600 Ball Corp. ...........................................         85,408
     1,350 Bemis Co., Inc. ......................................         38,772
       300 Buckeye Technologies, Inc. + .........................          3,924
       500 Bway Holding Co. + ...................................         10,050
       700 Cabot Corp. ..........................................         21,280
     1,000 Celanese Corp., Series A .............................         31,850
       600 Century Aluminum Co. + ...............................          8,256
       270 Chemtura Corp. + .....................................            370
     1,700 Cliffs Natural Resources, Inc. .......................        120,615
     1,110 Coeur d'Alene Mines Corp. + ..........................         16,628
     1,300 Commercial Metals Co. ................................         19,578
     1,800 Core Molding Technologies, Inc. + ....................          6,120
     2,000 Crown Holdings, Inc. + ...............................         53,920
       600 Cytec Industries, Inc. ...............................         28,044
    14,261 Dow Chemical Co. (The) ...............................        421,698
       700 Eastman Chemical Co. .................................         44,576
     2,800 Ecolab, Inc. .........................................        123,060
    12,050 EI du Pont de Nemours & Co. ..........................        448,742
     1,000 Ferro Corp. ..........................................          8,790
     3,300 Flotek Industries, Inc. + ............................          4,191
     1,300 FMC Corp. ............................................         78,702
     5,401 Freeport-McMoRan Copper & Gold, Inc. .................        451,200
     1,000 Friedman Industries ..................................          5,720
     1,500 Globe Specialty Metals, Inc. + .......................         16,785
     2,900 Graphic Packaging Holding Co. + ......................         10,469
     2,000 Headwaters, Inc. + ...................................          9,180
     3,400 Hecla Mining Co. + ...................................         18,598
       300 Horsehead Holding Corp. + ............................          3,552
     4,250 Huntsman Corp. .......................................         51,212
       450 ICO, Inc. ............................................          3,636
     1,000 International Flavors & Fragrances, Inc. .............         47,670
     5,542 International Paper Co. ..............................        136,389
       400 Intrepid Potash, Inc. + ..............................         12,132
       500 Kronos Worldwide, Inc. + .............................          7,325
     1,100 Louisiana-Pacific Corp. + ............................          9,955
       800 Lubrizol Corp. .......................................         73,376
     2,476 MeadWestvaco Corp. ...................................         63,262
     7,330 Monsanto Co. .........................................        523,509
     2,200 Mosaic Co. (The) .....................................        133,694
       200 Myers Industries, Inc. ...............................          2,096
     2,200 Nalco Holding Co. ....................................         53,526
     5,750 Newmont Mining Corp. .................................        292,847



   Shares                                                              Value
   ------                                                              -----
Materials (continued)
     2,200 NL Industries, Inc. ..................................   $     18,876
     3,670 Nucor Corp. ..........................................        166,545
     2,470 Olin Corp. ...........................................         48,461
     2,475 Owens-Illinois, Inc. + ...............................         87,961
       550 Packaging Corp of America ............................         13,535
     1,950 Pactiv Corp. + .......................................         49,101
     1,000 PolyOne Corp. + ......................................         10,240
     2,100 PPG Industries, Inc. .................................        137,340
     4,200 Praxair, Inc. ........................................        348,600
     1,000 Reliance Steel & Aluminum Co. ........................         49,230
     1,300 RPM International, Inc. ..............................         27,742
       700 Scotts Miracle-Gro Co. (The), Class A ................         32,445
     1,300 Sealed Air Corp. .....................................         27,404
       100 Senomyx, Inc. + ......................................            328
     1,200 Sigma-Aldrich Corp. ..................................         64,392
       800 Solutia, Inc. + ......................................         12,888
       775 Sonoco Products Co. ..................................         23,862
     2,800 Southern Copper Corp. ................................         88,676
       500 Spartech Corp. + .....................................          5,850
     2,800 Steel Dynamics, Inc. .................................         48,916
     1,925 Temple-Inland, Inc. ..................................         39,328
     1,050 Terra Industries, Inc. ...............................         48,048
       192 Texas Industries, Inc. ...............................          6,561
     1,273 Titanium Metals Corp. + ..............................         21,119
       500 UFP Technologies, Inc. + .............................          5,175
        50 United States Lime & Minerals, Inc. + ................          1,933
     1,900 United States Steel Corp. ............................        120,688
     1,000 US Energy Corp. Wyoming + ............................          5,960
     5,800 US Gold Corp. + ......................................         15,660
       500 Valhi, Inc. ..........................................          9,840
     1,300 Valspar Corp. ........................................         38,324
     1,000 Verso Paper Corp. + ..................................          3,040
     3,200 Vista Gold Corp. + ...................................          6,432
       944 Vulcan Materials Co. .................................         44,595
       700 Walter Energy, Inc. ..................................         64,589
     1,300 Wausau Paper Corp. + .................................         11,102
       400 Westlake Chemical Corp. ..............................         10,316
     2,950 Weyerhaeuser Co. .....................................        133,546
       400 WR Grace & Co. + .....................................         11,104
        50 Zep, Inc. ............................................          1,094
                                                                    ------------
                                                                       6,096,448
                                                                    ------------
Telecommunication Services -- 2.8%
       600 Alaska Communications Systems Group,
           Inc. .................................................          4,872
     5,475 American Tower Corp., Class A + ......................        233,290
    77,424 AT&T, Inc. ...........................................      2,000,636
       200 Atlantic Telegraph-Network, Inc. .....................          8,986
     3,581 CenturyTel, Inc. .....................................        126,982
     1,425 Cincinnati Bell, Inc. + ..............................          4,859
     1,600 Clearwire Corp., Class A + ...........................         11,440
       200 Cogent Communications Group, Inc. + ..................          2,082
     3,500 Crown Castle International Corp. + ...................        133,805
        10 FiberTower Corp. + ...................................             46
     5,751 Frontier Communications Corp. ........................         42,788
       600 General Communication, Inc., Class A + ...............          3,462
       555 Global Crossing, Ltd. + ..............................          8,408
     7,400 Globalstar, Inc. + ...................................         10,064
        16 IDT Corp., Class B + .................................            104
       500 Iowa Telecommunications Services, Inc. ...............          8,350
     1,500 Leap Wireless International, Inc. + ..................         24,540
    29,036 Level 3 Communications, Inc. + .......................         47,038
     2,700 MetroPCS Communications, Inc. + ......................         19,116
     1,500 Neutral Tandem, Inc. + ...............................         23,970
     1,825 NII Holdings, Inc. + .................................         76,030
     2,600 PAETEC Holding Corp. + ...............................         12,168
    14,920 Qwest Communications International,
           Inc. .................................................         77,883
     2,000 SBA Communications Corp., Class A + ..................         72,140

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Telecommunication Services (continued)
    34,271 Sprint Nextel Corp. + ................................   $    130,230
       200 SureWest Communications + ............................          1,718
     1,500 Syniverse Holdings, Inc. + ...........................         29,205
       998 Telephone & Data Systems, Inc. .......................         33,782
       400 TerreStar Corp. + ....................................            528
       975 tw telecom, Inc., Class A + ..........................         17,696
       400 USA Mobility, Inc. ...................................          5,068
    38,059 Verizon Communications, Inc. .........................      1,180,590
       600 Vonage Holdings Corp. + ..............................            810
     6,493 Windstream Corp. .....................................         70,709
                                                                    ------------
                                                                       4,423,395
                                                                    ------------
Utilities -- 3.4%
     7,860 AES Corp. (The) + ....................................         86,460
     1,100 AGL Resources, Inc. ..................................         42,515
     2,000 Allegheny Energy, Inc. ...............................         46,000
     1,500 Alliant Energy Corp. .................................         49,890
     3,100 Ameren Corp. .........................................         80,848
     6,580 American Electric Power Co., Inc. ....................        224,904
     1,500 American Water Works Co., Inc. .......................         32,640
     2,721 Aqua America, Inc. ...................................         47,808
     1,100 Atmos Energy Corp. ...................................         31,427
     6,000 Calpine Corp. + ......................................         71,340
     4,600 CenterPoint Energy, Inc. .............................         66,056
     1,500 Central Vermont Public Service Corp. .................         30,255
       400 Cleco Corp. ..........................................         10,620
     3,350 CMS Energy Corp. .....................................         51,791
     3,750 Consolidated Edison, Inc. ............................        167,025
     1,900 Constellation Energy Group, Inc. .....................         66,709
     7,740 Dominion Resources, Inc. .............................        318,191
     1,500 DPL, Inc. ............................................         40,785
     2,000 DTE Energy Co. .......................................         89,200
    16,382 Duke Energy Corp. ....................................        267,354
     7,244 Dynegy, Inc., Class A + ..............................          9,127
     3,050 Edison International .................................        104,219
       890 Energen Corp. ........................................         41,412
     2,050 Entergy Corp. ........................................        166,767
     1,600 Equities Corp. .......................................         65,600
     8,124 Exelon Corp. .........................................        355,912
     3,246 FirstEnergy Corp. ....................................        126,886
     5,210 FPL Group, Inc. ......................................        251,799
     1,305 Great Plains Energy, Inc. ............................         24,234
       750 Hawaiian Electric Industries, Inc. ...................         16,837
       700 Integrys Energy Group, Inc. ..........................         33,166
     2,125 MDU Resources Group, Inc. ............................         45,857
     1,325 Mirant Corp. + .......................................         14,389
       950 National Fuel Gas Co. ................................         48,023
     4,215 NiSource, Inc. .......................................         66,597
     3,100 Northeast Utilities ..................................         85,684
     3,425 NRG Energy, Inc. + ...................................         71,583
     2,190 NSTAR ................................................         77,570
     3,150 NV Energy, Inc. ......................................         38,840
     1,400 OGE Energy Corp. .....................................         54,516
     1,325 Oneok, Inc. ..........................................         60,486
     2,650 Pepco Holdings, Inc. .................................         45,448
     5,550 PG&E Corp. ...........................................        235,431
     1,700 Piedmont Natural Gas Co., Inc. .......................         46,886
     1,300 Pinnacle West Capital Corp. ..........................         49,049
       700 PNM Resources, Inc. ..................................          8,771
       900 Portland General Electric Co. ........................         17,379
     4,450 PPL Corp. ............................................        123,310
     3,291 Progress Energy, Inc. ................................        129,534
     6,350 Public Service Enterprise Group, Inc. ................        187,452
     2,200 Questar Corp. ........................................         95,040
     6,479 RRI Energy, Inc. + ...................................         23,908
     1,379 SCANA Corp. ..........................................         51,837
     3,650 Sempra Energy ........................................        182,135
    11,100 Southern Co. .........................................        368,076
       530 Southwest Water Co. ..................................          5,533



   Shares                                                              Value
   ------                                                              -----
Utilities (continued)
     2,700 TECO Energy, Inc. ....................................   $     42,903
     1,300 UGI Corp. ............................................         34,502
       933 Vectren Corp. ........................................         23,064
       950 Westar Energy, Inc. ..................................         21,185
       350 WGL Holdings, Inc. ...................................         12,127
     1,350 Wisconsin Energy Corp. ...............................         66,704
     6,025 Xcel Energy, Inc. ....................................        127,730
                                                                    ------------
                                                                       5,479,326
                                                                    ------------
Total Common Stock (Cost $112,201,109) ..........................    159,596,609
                                                                    ------------
WARRANTS -- 0.0%
         6 Krispy Kreme Doughnuts, Inc.,
           Expires 2012 + .......................................             --
       367  Raytheon Co., Expires 2011 + ........................          7,157
                                                                    ------------
          Total Warrants (Cost $0) ..............................          7,157
                                                                    ------------
RIGHTS -- 0.0%
          Fresenius Kabi Pharmaceuticals Holding,
       900  Inc., Expires 06/30/2011+ ...........................            135
     1,600 Clear Wire Corp. .....................................            296
                                                                    ------------
Total Rights (Cost $900)                                                     431
                                                                    ------------
Total Investments -- 99.7%
(Cost $112,202,009)++                                                159,604,197
Other Assets & Liabilities, Net -- 0.3%                                  483,721
                                                                    ------------
NET ASSETS -- 100.0%                                                $160,087,918
                                                                    ============


+ Non-income producing security.
LLC -- Limited Liability Company
LP -- Limited Partnership Investment
REIT -- Real Estate Investment Trust

(a) Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2010, the total market value of these securities was $0 representing 0.0% of net assets.

(b) Security considered a Master Limited Partnership. At March 31, 2010, these securities amounted to $14,421 or 0.01% of net assets.

Amounts designated as "--" are either $0, or have been rounded to $0.

++ At March 31, 2010, the tax basis cost of the Portfolio's investments was $112,202,009, and the unrealized appreciation and depreciation were $58,294,682 and $(10,892,494), respectively.

    For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi- annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire 5000 Index(SM) Fund                                      March 31, 2010
Schedule of Investments                                              (Unaudited)

As of March 31, 2010, all of the Portfolio's investments were considered Level 1, except for Atherogenics, Bearingpoint, Building Material Holding, Idearc, Journal Register, Lear Corp., Noble International, Sirva, Inc. and Speedway Motorsports, which are Level 3. The value of Atherogenics, Bearingpoint, Building Material Holding, Idearc, Journal Register, Lear Corp., Noble International, Sirva, Inc. and Speedway Motorsports at January 1, 2010 was zero, and the value has remained zero throughout the period ended March 31, 2010.

                                                                    Common Stock
--------------------------------------------------------------------------------
Beginning balance as of January 1, 2010                               $     6
Accrued discounts/premiums                                                 --
Realized gain/(loss)                                                       --
Change in unrealized appreciation/(depreciation)                           (6)
Net purchases/sales                                                        --
Net transfer in and/or out of Level 3                                      --
                                                                      =======
Ending balance as of March 31, 2010                                   $    --
                                                                      =======

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                               March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
COMMON STOCK -- 128.5%
Consumer Discretionary -- 15.1%
    24,500 7 Days Group Holdings, Ltd. ADR + ....................   $    254,555
     9,500 Aeropostale, Inc. + ..................................        273,885
     1,400 Amazon.com, Inc. + ...................................        190,022
     7,600 Apollo Group, Inc., Class A + ........................        465,804
     2,450 Barnes & Noble, Inc. .................................         52,969
    14,800 Best Buy Co., Inc. ...................................        629,592
     3,700 Big Lots, Inc. + .....................................        134,754
     2,950 Bob Evans Farms, Inc. ................................         91,184
    28,940 BorgWarner, Inc. + ...................................      1,104,929
     4,300 Brinker International, Inc. ..........................         82,904
     5,900 Career Education Corp. + .............................        186,676
    31,400 Carnival Corp. .......................................      1,220,832
     5,200 CBS Corp., Class B ...................................         72,488
     1,400 Clear Channel Outdoor Holdings, Inc.,
           Class A + ............................................         14,854
    14,200 Coach, Inc. ..........................................        561,184
   134,720 Comcast Corp. Special, Class A .......................      2,535,430
    15,130 Cooper Tire & Rubber Co. .............................        287,773
    24,360 Dana Holding Corp. + .................................        289,397
     1,400 Darden Restaurants, Inc. .............................         62,356
       600 DeVry, Inc. ..........................................         39,120
    20,630 DISH Network Corp., Class A ..........................        429,517
     1,300 Dollar Tree, Inc. + ..................................         76,986
    19,279 DreamWorks Animation SKG, Inc.,
           Class A + ............................................        759,400
     8,100 Expedia, Inc. ........................................        202,176
   106,941 Ford Motor Co. + .....................................      1,344,248
    18,100 Fortune Brands, Inc. .................................        878,031
    10,750 GameStop Corp., Class A + ............................        235,533
    16,700 Gannett Co., Inc. ....................................        275,884
    25,650 Gap, Inc. (The) ......................................        592,771
     6,300 Garmin, Ltd. .........................................        242,424
    11,500 Goodyear Tire & Rubber Co. (The) + ...................        145,360
    26,200 H&R Block, Inc. ......................................        466,360
     4,700 Hasbro, Inc. .........................................        179,916
     2,200 Hillenbrand, Inc. ....................................         48,378
    61,690 Home Depot, Inc. (The) ...............................      1,995,672
    30,960 International Game Technology ........................        571,212
    69,100 Interpublic Group of Cos., Inc. + ....................        574,912
    18,700 Johnson Controls, Inc. ...............................        616,913
     1,400 Kohl's Corp. + .......................................         76,692
    20,040 Lennar Corp., Class A ................................        344,888
    43,400 Lowe's Cos., Inc. ....................................      1,052,016
    14,700 Ltd. Brands, Inc. ....................................        361,914
    26,300 Macy's, Inc. .........................................        572,551
    21,250 Mattel, Inc. .........................................        483,225
     3,400 McDonald's Corp. .....................................        226,848
    32,080 MGM Mirage + .........................................        384,960
     4,520 Mohawk Industries, Inc. + ............................        245,798
     4,900 New York Times Co., Class A + ........................         54,537
    27,960 Newell Rubbermaid, Inc. ..............................        424,992
    11,100 News Corp., Class A ..................................        159,951
     2,600 NIKE, Inc., Class B ..................................        191,100
     5,900 Office Depot, Inc. + .................................         47,082
    21,500 Omnicom Group, Inc. ..................................        834,415
     3,800 Penske Auto Group, Inc. + ............................         54,796
     2,500 PetSmart, Inc. .......................................         79,900
     1,400 Polaris Industries, Inc. .............................         71,624
       300 priceline.com, Inc. + ................................         76,500
     4,400 RadioShack Corp. .....................................         99,572
     2,100 Rent-A-Center, Inc., Class A + .......................         49,665
     1,150 Ross Stores, Inc. ....................................         61,490
     2,900 Sherwin-Williams Co. (The) ...........................        196,272



   Shares                                                              Value
   ------                                                              -----
Consumer Discretionary (continued)
     1,200 Stanley Black & Decker, Inc. .........................   $     68,892
    15,490 Staples, Inc. ........................................        362,311
     2,900 Starbucks Corp. ......................................         70,383
    24,680 Talbots, Inc. + ......................................        319,853
    15,900 Target Corp. .........................................        836,340
     4,830 Tiffany & Co. ........................................        229,377
     1,300 Time Warner Cable, Inc., Class A .....................         69,303
    37,000 Time Warner, Inc. ....................................      1,156,990
    12,000 TJX Cos., Inc. .......................................        510,240
    13,000 Toll Brothers, Inc. + ................................        270,400
     2,900 TRW Automotive Holdings Corp. + ......................         82,882
    26,910 Viacom, Inc., Class B + ..............................        925,166
    41,100 Walt Disney Co. (The) ................................      1,434,801
     1,500 Whirlpool Corp. ......................................        130,875
    10,900 Wyndham Worldwide Corp. ..............................        280,457
                                                                    ------------
                                                                      31,085,459
                                                                    ------------
Consumer Staples -- 12.2%
     2,950 Alberto-Culver Co., Class B ..........................         77,142
    13,000 Altria Group, Inc. ...................................        266,760
    15,200 Archer-Daniels-Midland Co. ...........................        439,280
    52,840 Avon Products, Inc. ..................................      1,789,691
     2,300 Campbell Soup Co. ....................................         81,305
     7,800 Coca-Cola Co. (The) ..................................        429,000
    20,460 Coca-Cola Enterprises, Inc. ..........................        565,924
     1,200 Colgate-Palmolive Co. ................................        102,312
    53,120 ConAgra Foods, Inc. ..................................      1,331,718
     4,000 Constellation Brands, Inc., Class A + ................         65,760
     1,200 Costco Wholesale Corp. ...............................         71,652
    78,340 CVS Caremark Corp. ...................................      2,864,110
    27,400 Dr. Pepper Snapple Group, Inc. .......................        963,658
     5,500 Estee Lauder Cos., Inc. (The), Class A ...............        356,785
     2,000 General Mills, Inc. ..................................        141,580
     1,300 Hershey Co. (The) ....................................         55,653
    13,800 HJ Heinz Co. .........................................        629,418
     1,950 Hormel Foods Corp. ...................................         81,920
       800 JM Smucker Co. (The) .................................         48,208
     7,600 Kellogg Co. ..........................................        406,068
     1,500 Kimberly-Clark Corp. .................................         94,320
     5,100 Kraft Foods, Inc., Class A ...........................        154,224
    78,560 Kroger Co. (The) .....................................      1,701,610
     1,600 Lancaster Colony Corp. ...............................         94,336
     1,250 Lorillard, Inc. ......................................         94,050
    10,620 Molson Coors Brewing Co., Class B ....................        446,677
     8,100 NBTY, Inc. + .........................................        388,638
    11,700 Nestle SA ADR ........................................        599,040
     1,600 Nu Skin Enterprises, Inc., Class A ...................         46,560
    26,000 PepsiCo, Inc. ........................................      1,720,160
    34,400 Philip Morris International, Inc. ....................      1,794,304
    43,600 Procter & Gamble Co. (The) ...........................      2,758,572
     8,500 Reynolds American, Inc. ..............................        458,830
     2,500 Safeway, Inc. ........................................         62,150
    35,200 Sara Lee Corp. .......................................        490,336
    35,620 Sysco Corp. ..........................................      1,050,790
    18,150 Tyson Foods, Inc., Class A ...........................        347,573
    23,700 Unilever NV ..........................................        714,792
     1,900 Universal Corp. ......................................        100,111
     3,100 Walgreen Co. .........................................        114,979
    20,300 Wal-Mart Stores, Inc. ................................      1,128,680
     4,000 Whole Foods Market, Inc. + ...........................        144,600
                                                                    ------------
                                                                      25,273,276
                                                                    ------------
Energy -- 13.2%
     8,200 Anadarko Petroleum Corp. .............................        597,206
     8,300 Apache Corp. .........................................        842,450
     4,050 Atwood Oceanics, Inc. + ..............................        140,251

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                               March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Energy (continued)
    22,000 Baker Hughes, Inc. ...................................   $  1,030,480
    16,200 BP PLC ADR ...........................................        924,534
     2,500 Cameron International Corp. + ........................        107,150
     2,400 Chesapeake Energy Corp. ..............................         56,736
    30,830 Chevron Corp. ........................................      2,337,839
     2,550 Cimarex Energy Co. ...................................        151,419
     6,200 ConocoPhillips .......................................        317,254
     4,900 Devon Energy Corp. ...................................        315,707
       500 Diamond Offshore Drilling, Inc. ......................         44,405
    33,900 El Paso Corp. ........................................        367,476
     3,700 Ensco PLC ADR ........................................        165,686
    13,200 EOG Resources, Inc. ..................................      1,226,808
     3,100 Exterran Holdings, Inc. + ............................         74,927
    77,060 Exxon Mobil Corp. ....................................      5,161,479
    22,300 Forest Oil Corp. + ...................................        575,786
    19,230 Halliburton Co. ......................................        579,400
     5,000 Helmerich & Payne, Inc. ..............................        190,400
    11,800 Hess Corp. ...........................................        738,090
    56,800 Marathon Oil Corp. ...................................      1,797,152
     3,000 Mariner Energy, Inc. + ...............................         44,910
     1,600 Murphy Oil Corp. .....................................         89,904
     2,500 National Oilwell Varco, Inc. .........................        101,450
     8,730 Newfield Exploration Co. + ...........................        454,396
    25,200 Noble Corp. ..........................................      1,053,864
    21,740 Occidental Petroleum Corp. ...........................      1,837,900
     2,200 Oil States International, Inc. + .....................         99,748
    14,700 Peabody Energy Corp. .................................        671,790
    34,600 Petrohawk Energy Corp. + .............................        701,688
    17,000 Petroleo Brasileiro SA ADR ...........................        756,330
       900 Pioneer Natural Resources Co. ........................         50,688
     9,000 Plains Exploration & Production Co. + ................        269,910
    17,450 Pride International, Inc. + ..........................        525,420
     2,900 Rowan Cos., Inc. + ...................................         84,419
    11,200 Schlumberger, Ltd. ...................................        710,752
     5,350 Southern Union Co. ...................................        135,729
    13,550 Southwestern Energy Co. + ............................        551,756
     2,000 Tidewater, Inc. ......................................         94,540
     5,200 Transocean, Ltd. + ...................................        449,176
    11,800 Ultra Petroleum Corp. + ..............................        550,234
     3,700 Valero Energy Corp. ..................................         72,890
     1,100 Whiting Petroleum Corp. + ............................         88,924
    14,400 WSP Holdings, Ltd. ADR ...............................         38,448
                                                                    ------------
                                                                      27,177,501
                                                                    ------------
Financials -- 19.1%
    20,700 ACE, Ltd. ............................................      1,082,610
    21,200 Aflac, Inc. ..........................................      1,150,948
     2,400 Allstate Corp. (The) .................................         77,544
     4,600 American Express Co. .................................        189,796
     1,650 AmeriCredit Corp. + ..................................         39,204
    25,900 Ameriprise Financial, Inc. ...........................      1,174,824
     7,800 Annaly Capital Management, Inc. ......................        134,004
     7,100 Arch Capital Group, Ltd. + ...........................        541,375
   166,550 Bank of America Corp. ................................      2,972,918
    66,010 Bank of New York Mellon Corp. (The) ..................      2,038,389
     3,000 BB&T Corp. ...........................................         97,170
     2,900 Berkshire Hathaway, Inc., Class B + ..................        235,683
    13,400 Capital One Financial Corp. ..........................        554,894
    26,800 CB Richard Ellis Group, Inc., Class A + ..............        424,780
    39,780 Charles Schwab Corp. (The) ...........................        743,488
    17,200 Chubb Corp. ..........................................        891,820
     2,400 Cincinnati Financial Corp. ...........................         69,360
    43,900 Citigroup, Inc. + ....................................        177,795
     2,930 CME Group, Inc., Class A .............................        926,202
     1,800 Comerica, Inc. .......................................         68,472
     8,500 Delphi Financial Group, Inc., Class A ................        213,860



   Shares                                                              Value
   ------                                                              -----
Financials (continued)
     3,700 Discover Financial Services ..........................   $     55,130
     2,100 Equity Residential ...................................         82,215
     1,800 Erie Indemnity Co., Class A ..........................         77,634
       800 Essex Property Trust, Inc. ...........................         71,960
     5,500 Fifth Third Bancorp ..................................         74,745
     1,200 Franklin Resources, Inc. .............................        133,080
     8,700 Goldman Sachs Group, Inc. (The) ......................      1,484,481
    19,000 HCC Insurance Holdings, Inc. .........................        524,400
     4,000 Health Care REIT, Inc. ...............................        180,920
    22,500 Hudson City Bancorp, Inc. ............................        318,600
    17,600 Interactive Brokers Group, Inc.,
           Class A + ............................................        284,240
       600 IntercontinentalExchange, Inc. + .....................         67,308
     2,350 International Bancshares Corp. .......................         54,027
    11,800 Invesco, Ltd. ........................................        258,538
     4,600 Investment Technology Group, Inc. + ..................         76,774
     2,350 Jefferies Group, Inc. ................................         55,625
   114,278 JPMorgan Chase & Co. .................................      5,113,940
     2,300 Legg Mason, Inc. .....................................         65,941
    21,630 Lincoln National Corp. ...............................        664,041
    16,400 Loews Corp. ..........................................        611,392
    14,940 MetLife, Inc. ........................................        647,500
    77,320 MF Global Holdings, Ltd. + ...........................        623,972
    68,400 MFA Mortgage Investments, Inc. .......................        503,424
    19,480 Morgan Stanley .......................................        570,569
     5,200 NASDAQ OMX Group, Inc. + .............................        109,824
     3,100 New York Community Bancorp, Inc. .....................         51,274
    13,500 NYSE Euronext ........................................        399,735
     5,350 OneBeacon Insurance Group, Ltd.,
           Class A ..............................................         92,287
     6,000 PartnerRe, Ltd. ......................................        478,320
     2,000 People's United Financial, Inc. ......................         31,280
    19,800 PNC Financial Services Group, Inc. ...................      1,182,060
    25,400 Principal Financial Group, Inc. ......................        741,934
     2,450 Progressive Corp. (The) ..............................         46,771
    26,300 Prudential Financial, Inc. ...........................      1,591,150
     3,790 Public Storage .......................................        348,642
     2,400 Raymond James Financial, Inc. ........................         64,176
     4,300 Regions Financial Corp. ..............................         33,755
     3,950 Reinsurance Group of America, Inc.,
           Class A ..............................................        207,454
     1,150 RenaissanceRe Holdings, Ltd. .........................         65,274
     3,300 SLM Corp. + ..........................................         41,316
     2,200 State Street Corp. ...................................         99,308
     1,100 T Rowe Price Group, Inc. .............................         60,423
    70,000 TD Ameritrade Holding Corp. + ........................      1,334,200
     4,100 Travelers Cos., Inc. (The) ...........................        221,154
    12,100 U.S. Bancorp .........................................        313,148
    21,400 Unum Group ...........................................        530,078
   128,500 Wells Fargo & Co. ....................................      3,998,920
       290 Wesco Financial Corp. ................................        111,795
     2,100 Westamerica Bancorporation ...........................        121,065
    23,000 Willis Group Holdings PLC ............................        719,670
     1,400 XL Capital, Ltd., Class A ............................         26,460
                                                                    ------------
                                                                      39,427,065
                                                                    ------------
Health Care -- 16.8%
    16,665 Abbott Laboratories ..................................        877,912
    16,070 Aetna, Inc. ..........................................        564,218
    20,010 Allergan, Inc. .......................................      1,307,053
     2,600 AmerisourceBergen Corp., Class A .....................         75,192
    38,800 Amgen, Inc. + ........................................      2,318,688
    19,700 Baxter International, Inc. ...........................      1,146,540
     2,400 Beckman Coulter, Inc. ................................        150,720
     1,200 Becton Dickinson and Co. .............................         94,476
     9,630 Biogen Idec, Inc. + ..................................        552,377

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                               March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Health Care (continued)
    18,300 Biovail Corp. ........................................   $    306,891
    53,100 Boston Scientific Corp. + ............................        383,382
    40,900 Bristol-Myers Squibb Co. .............................      1,092,030
     5,570 C.R. Bard, Inc. ......................................        482,473
    19,480 Cardinal Health, Inc. ................................        701,864
    11,650 CareFusion Corp. + ...................................        307,910
     1,500 Celgene Corp. + ......................................         92,940
     1,550 Cephalon, Inc. + .....................................        105,059
     1,400 Cerner Corp. + .......................................        119,084
     2,500 CIGNA Corp. ..........................................         91,450
     3,700 Coventry Health Care, Inc. + .........................         91,464
    27,200 Covidien PLC .........................................      1,367,616
     4,500 Eli Lilly & Co. ......................................        162,990
     2,600 Endo Pharmaceuticals Holdings, Inc. + ................         61,594
     4,040 Express Scripts, Inc., Class A + .....................        411,110
    35,750 Forest Laboratories, Inc. + ..........................      1,121,120
    12,220 Genzyme Corp. + ......................................        633,363
     2,900 Gilead Sciences, Inc. + ..............................        131,892
    11,700 Health Management Associates, Inc.,
           Class A + ............................................        100,620
     7,450 Health Net, Inc. + ...................................        185,282
     5,600 Hill-Rom Holdings, Inc. ..............................        152,376
    12,000 Hologic, Inc. + ......................................        222,480
     1,100 Hospira, Inc. + ......................................         62,315
     9,900 Humana, Inc. + .......................................        463,023
    19,760 Impax Laboratories, Inc. + ...........................        352,914
    28,660 Johnson & Johnson ....................................      1,868,632
     4,400 Kindred Healthcare, Inc. + ...........................         79,420
     2,900 Kinetic Concepts, Inc. + .............................        138,649
    38,770 King Pharmaceuticals, Inc. + .........................        455,935
     7,900 Life Technologies Corp. + ............................        412,933
     1,400 McKesson Corp. .......................................         92,008
     4,900 Medco Health Solutions, Inc. + .......................        316,344
    40,400 Medtronic, Inc. ......................................      1,819,212
    83,860 Merck & Co., Inc. ....................................      3,132,171
    17,700 Mylan, Inc. + ........................................        401,967
     2,150 Myriad Genetics, Inc. + ..............................         51,707
     3,700 Omnicare, Inc. .......................................        104,673
     1,500 Perrigo Co. ..........................................         88,080
   283,560 Pfizer, Inc. .........................................      4,863,054
     7,800 Quest Diagnostics, Inc. ..............................        454,662
     5,500 Shire PLC ADR ........................................        362,780
     1,500 St. Jude Medical, Inc. + .............................         61,575
     1,200 Stryker Corp. ........................................         68,664
     1,650 Teleflex, Inc. .......................................        105,716
     3,100 Thermo Fisher Scientific, Inc. + .....................        159,464
    46,300 UnitedHealth Group, Inc. .............................      1,512,621
     1,200 Varian Medical Systems, Inc. + .......................         66,396
     2,700 Watson Pharmaceuticals, Inc. + .......................        112,779
     2,500 WellCare Health Plans, Inc. + ........................         74,500
    17,290 WellPoint, Inc. + ....................................      1,113,130
     9,400 Zimmer Holdings, Inc. + ..............................        556,480
                                                                    ------------
                                                                      34,763,970
                                                                    ------------
Industrials -- 15.1%
     3,700 3M Co. ...............................................        309,209
    11,330 AGCO Corp. + .........................................        406,407
     8,200 AMR Corp. + ..........................................         74,702
     5,300 Avery Dennison Corp. .................................        192,973
     9,300 BE Aerospace, Inc. + .................................        283,185
     6,000 Boeing Co. ...........................................        435,660
     9,630 Bucyrus International, Inc., Class A .................        635,484
    13,610 Caterpillar, Inc. ....................................        855,388
     1,600 CH Robinson Worldwide, Inc. ..........................         89,360
    25,700 CNH Global NV ........................................        790,275
    10,600 CSX Corp. ............................................        539,540



   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
    17,130 Cummins, Inc. ........................................   $  1,061,204
     1,100 Danaher Corp. ........................................         87,901
    15,800 Deere & Co. ..........................................        939,468
     5,800 Delta Air Lines, Inc. + ..............................         84,622
     2,300 Deluxe Corp. .........................................         44,666
     7,400 Diana Shipping, Inc. + ...............................        111,888
    11,200 Dover Corp. ..........................................        523,600
       800 Eaton Corp. ..........................................         60,616
     3,100 Emerson Electric Co. .................................        156,054
     1,400 Equifax, Inc. ........................................         50,120
     3,000 Expeditors International of Washington,
           Inc. .................................................        110,760
    10,800 FedEx Corp. ..........................................      1,008,720
       400 Flowserve Corp. ......................................         44,108
       800 Fluor Corp. ..........................................         37,208
    35,500 Foster Wheeler AG + ..................................        963,470
     1,100 FTI Consulting, Inc. + ...............................         43,252
     2,000 Gardner Denver, Inc. .................................         88,080
     9,300 Genco Shipping & Trading, Ltd. + .....................        196,323
    17,200 General Dynamics Corp. ...............................      1,327,840
   114,800 General Electric Co. .................................      2,089,360
     4,350 Hertz Global Holdings, Inc. + ........................         43,457
    21,100 Illinois Tool Works, Inc. ............................        999,296
    27,946 ITT Corp. ............................................      1,498,185
       800 Jacobs Engineering Group, Inc. + .....................         36,152
    10,930 Joy Global, Inc. .....................................        618,638
     5,800 Kelly Services, Inc., Class A + ......................         96,628
     3,500 Kennametal, Inc. .....................................         98,420
    18,400 L-3 Communications Holdings, Inc.,
           Class 3 ..............................................      1,685,992
     7,100 Lockheed Martin Corp. ................................        590,862
       600 Manpower, Inc. .......................................         34,272
       800 Masco Corp. ..........................................         12,416
    13,800 Norfolk Southern Corp. ...............................        771,282
     9,900 Northrop Grumman Corp. ...............................        649,143
     7,500 Oshkosh Corp. ........................................        302,550
    24,100 PACCAR, Inc. .........................................      1,044,494
    17,300 Pall Corp. ...........................................        700,477
       900 Parker Hannifin Corp. ................................         58,266
    17,300 Raytheon Co. .........................................        988,176
    12,500 Rockwell Automation, Inc. ............................        704,500
    10,800 Rockwell Collins, Inc. ...............................        675,972
     9,700 RR Donnelley & Sons Co. ..............................        207,095
    15,400 Ryder System, Inc. ...................................        596,904
    10,400 Siemens AG ADR .......................................      1,039,688
     2,250 Snap-On, Inc. ........................................         97,515
    75,200 Southwest Airlines Co. ...............................        994,144
    23,520 Terex Corp. + ........................................        534,139
     3,400 Timken Co. ...........................................        102,034
     1,700 Towers Watson & Co., Class A .........................         80,750
     2,650 Trinity Industries, Inc. .............................         52,894
     6,900 Union Pacific Corp. ..................................        505,770
     3,800 United Parcel Service, Inc., Class B .................        244,758
    10,990 United Technologies Corp. ............................        808,974
     5,100 UTi Worldwide, Inc. ..................................         78,132
     2,100 Wabtec Corp. .........................................         88,452
     5,350 Werner Enterprises, Inc. .............................        123,959
     2,550 WW Grainger, Inc. ....................................        275,706
                                                                    ------------
                                                                      31,081,535
                                                                    ------------
Information Technology -- 23.7%
     2,500 Adobe Systems, Inc. + ................................         88,425
    81,860 Advanced Micro Devices, Inc. + .......................        758,842
     2,700 Altera Corp. .........................................         65,637
     9,500 Amdocs, Ltd. + .......................................        286,045
     1,500 Analog Devices, Inc. .................................         43,230

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                               March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
    14,310 Apple, Inc. + ........................................   $  3,361,848
    46,900 Applied Materials, Inc. ..............................        632,212
     5,300 Arris Group, Inc. + ..................................         63,653
    17,100 Arrow Electronics, Inc. + ............................        515,223
    28,200 Autodesk, Inc. + .....................................        829,644
     2,100 Automatic Data Processing, Inc. ......................         93,387
     2,700 Aviat Networks, Inc. + ...............................         17,901
     7,700 Avnet, Inc. + ........................................        231,000
     6,100 AVX Corp. ............................................         86,620
    55,000 BMC Software, Inc. + .................................      2,090,000
    19,800 Broadcom Corp., Class A ..............................        656,964
     3,550 Broadridge Financial Solutions, Inc. .................         75,899
    20,500 CA, Inc. .............................................        481,135
    27,440 Ciena Corp. + ........................................        418,185
    61,500 Cisco Systems, Inc. + ................................      1,600,845
     1,500 Cognizant Technology Solutions Corp.,
           Class A + ............................................         76,470
    12,180 Compellent Technologies, Inc. + ......................        213,759
     7,700 Computer Sciences Corp. + ............................        419,573
     3,000 Compuware Corp. + ....................................         25,200
     7,300 Convergys Corp. + ....................................         89,498
    41,100 Corning, Inc. ........................................        830,631
     7,900 Dell, Inc. + .........................................        118,579
    20,930 DemandTec, Inc. + ....................................        145,463
     2,200 Dolby Laboratories, Inc., Class A + ..................        129,074
     4,400 eBay, Inc. + .........................................        118,580
     2,900 EchoStar Corp., Class A + ............................         58,812
    49,000 EMC Corp. + ..........................................        883,960
       800 Factset Research Systems, Inc. .......................         58,696
     1,600 Fidelity National Information Services,
           Inc. .................................................         37,504
    15,240 Finisar Corp. + ......................................        239,420
     5,780 Google, Inc., Class A + ..............................      3,277,318
     8,100 Harris Corp. .........................................        384,669
     8,900 Hewitt Associates, Inc., Class A + ...................        354,042
    48,200 Hewlett-Packard Co. ..................................      2,561,830
     5,900 Ingram Micro, Inc., Class A + ........................        103,545
    18,180 Integrated Device Technology, Inc. + .................        111,444
    57,200 Intel Corp. ..........................................      1,273,272
    21,600 International Business Machines Corp. ................      2,770,200
    32,800 Intersil Corp., Class A ..............................        484,128
    12,300 Intuit, Inc. + .......................................        422,382
     4,900 Jabil Circuit, Inc. ..................................         79,331
     2,600 Juniper Networks, Inc. + .............................         79,768
     5,900 Lam Research Corp. + .................................        220,188
     5,400 Lexmark International, Inc., Class A + ...............        194,832
    35,800 LSI Corp. + ..........................................        219,096
     7,100 Mantech International Corp., Class A + ...............        346,693
    38,600 Marvell Technology Group, Ltd. + .....................        786,668
       400 Mastercard, Inc., Class A ............................        101,600
    14,700 Maxim Integrated Products, Inc. ......................        285,033
       700 McAfee, Inc. + .......................................         28,091
     5,200 Micron Technology, Inc. + ............................         54,028
   173,110 Microsoft Corp. ......................................      5,066,930
     4,200 Molex, Inc. ..........................................         87,612
    13,400 Motorola, Inc. + .....................................         94,068
     2,200 National Instruments Corp. ...........................         73,370
    27,400 National Semiconductor Corp. .........................        395,930
     2,000 NetApp, Inc. + .......................................         65,120
    13,500 Nintendo Co., Ltd. ADR ...............................        562,275
    27,780 Novellus Systems, Inc. + .............................        694,500
     2,600 NVIDIA Corp. + .......................................         45,188
   101,820 Oclaro, Inc. + .......................................        280,005
    41,200 Oracle Corp. .........................................      1,058,428
     5,300 QLogic Corp. + .......................................        107,590



   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
    19,600 QUALCOMM, Inc. .......................................   $    823,004
    12,190 Rackspace Hosting, Inc. + ............................        228,319
     8,700 Research In Motion, Ltd. + ...........................        643,365
     3,500 SAIC, Inc. + .........................................         61,950
     1,000 Salesforce.com, Inc. + ...............................         74,450
   133,100 Seagate Technology ...................................      2,430,406
    95,600 Symantec Corp. + .....................................      1,617,552
    79,240 Take-Two Interactive Software, Inc. + ................        780,514
     6,000 Tellabs, Inc. ........................................         45,420
     1,600 Teradata Corp. + .....................................         46,224
     2,400 Teradyne, Inc. + .....................................         26,808
    16,700 Texas Instruments, Inc. ..............................        408,649
     9,500 Vishay Intertechnology, Inc. + .......................         97,185
    14,800 VMware, Inc., Class A + ..............................        788,840
    34,760 Western Digital Corp. + ..............................      1,355,293
     2,800 Western Union Co. (The) ..............................         47,488
     7,100 Xerox Corp. ..........................................         69,225
     4,600 Xilinx, Inc. .........................................        117,300
    42,520 Yahoo!, Inc. + .......................................        702,855
                                                                    ------------
                                                                      48,875,935
                                                                    ------------
Materials -- 5.2%
       900 Air Products & Chemicals, Inc. .......................         66,555
     1,400 AK Steel Holding Corp. ...............................         32,004
     8,100 Albemarle Corp. ......................................        345,303
     3,700 Alcoa, Inc. ..........................................         52,688
     1,600 Aptargroup, Inc. .....................................         62,960
     2,070 Ashland, Inc. ........................................        109,234
    15,300 Ball Corp. ...........................................        816,714
     2,300 Cabot Corp. ..........................................         69,920
     2,200 Celanese Corp., Series A .............................         70,070
     2,370 Cliffs Natural Resources, Inc. .......................        168,151
    12,560 Commercial Metals Co. ................................        189,154
     3,600 Compass Minerals International, Inc. .................        288,828
     4,500 Dow Chemical Co. (The) ...............................        133,065
     3,600 Eastman Chemical Co. .................................        229,248
    15,400 EI du Pont de Nemours & Co. ..........................        573,496
     5,000 FMC Corp. ............................................        302,700
    18,900 Freeport-McMoRan Copper & Gold, Inc. .................      1,578,906
     5,800 Goldcorp, Inc. .......................................        215,876
     1,700 Greif, Inc., Class A .................................         93,364
     1,800 International Flavors & Fragrances, Inc. .............         85,806
    19,200 International Paper Co. ..............................        472,512
     3,400 Lubrizol Corp. .......................................        311,848
    14,800 Monsanto Co. .........................................      1,057,016
     1,500 Newmont Mining Corp. .................................         76,395
     5,400 Owens-Illinois, Inc. + ...............................        191,916
     6,200 Packaging Corp of America ............................        152,582
     1,900 Pactiv Corp. + .......................................         47,842
     8,400 PPG Industries, Inc. .................................        549,360
    11,100 Praxair, Inc. ........................................        921,300
     2,500 Reliance Steel & Aluminum Co. ........................        123,075
     5,400 Sealed Air Corp. .....................................        113,832
     2,750 Sigma-Aldrich Corp. ..................................        147,565
     2,100 Sonoco Products Co. ..................................         64,659
     4,000 Temple-Inland, Inc. ..................................         81,720
    13,900 United States Steel Corp. ............................        882,928
       900 Walter Energy, Inc. ..................................         83,043
                                                                    ------------
                                                                      10,761,635
                                                                    ------------
Telecommunication Services -- 3.0%
    11,000 American Tower Corp., Class A + ......................        468,710
    85,252 AT&T, Inc. ...........................................      2,202,911
    16,500 CenturyTel, Inc. .....................................        585,090
    17,800 NII Holdings, Inc. + .................................        741,548

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                               March 31, 2010
Schedule of Investments                                              (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Telecommunication Services (continued)
   134,940 Qwest Communications International,
            Inc. ................................................   $    704,387
    14,300 Sprint Nextel Corp. + ................................         54,340
     1,700 United States Cellular Corp. + .......................         70,346
    23,700 Verizon Communications, Inc. .........................        735,174
    62,600 Windstream Corp. .....................................        681,714
                                                                    ------------
                                                                       6,244,220
                                                                    ------------
Utilities -- 5.1%
    22,170 AES Corp. (The) + ....................................        243,870
    10,500 Ameren Corp. .........................................        273,840
    56,610 American Electric Power Co., Inc. ....................      1,934,930
    19,700 American Water Works Co., Inc. .......................        428,672
    28,200 CenterPoint Energy, Inc. .............................        404,952
     6,000 CMS Energy Corp. .....................................         92,760
     1,500 Consolidated Edison, Inc. ............................         66,810
     2,500 Constellation Energy Group, Inc. .....................         87,775
    19,900 Dominion Resources, Inc. .............................        818,089
     7,500 DTE Energy Co. .......................................        334,500
    11,600 Duke Energy Corp. ....................................        189,312
    83,500 Dynegy, Inc., Class A + ..............................        105,210
     1,900 Edison International .................................         64,923
    27,300 Exelon Corp. .........................................      1,196,013
    18,600 FirstEnergy Corp. ....................................        727,074
     1,100 FPL Group, Inc. ......................................         53,163
     3,250 IDACORP, Inc. ........................................        112,515
     1,800 Integrys Energy Group, Inc. ..........................         85,284
    28,200 MDU Resources Group, Inc. ............................        608,556
     2,500 National Fuel Gas Co. ................................        126,375
     2,450 Nicor, Inc. ..........................................        102,704
    13,700 NiSource, Inc. .......................................        216,460
     5,300 Oneok, Inc. ..........................................        241,945
    31,600 Pepco Holdings, Inc. .................................        541,940
     7,090 PG&E Corp. ...........................................        300,758
     2,200 Pinnacle West Capital Corp. ..........................         83,006
     1,200 PPL Corp. ............................................         33,252
     2,200 Progress Energy, Inc. ................................         86,592
     8,350 Public Service Enterprise Group, Inc. ................        246,492
     2,200 Questar Corp. ........................................         95,040
    59,740 RRI Energy, Inc. + ...................................        220,440
     2,400 Sempra Energy ........................................        119,760
     2,700 Southern Co. .........................................         89,532
    17,300 TECO Energy, Inc. ....................................        274,897
                                                                    ------------
                                                                      10,607,441
                                                                    ------------
Total Common Stock (Cost $237,201,824)                               265,298,037
                                                                    ------------
REPURCHASE AGREEMENT -- 0.3%
                                   Maturity
                                     Date           Par
                                   --------         ---
              Agreement with JPMorgan,
                0.010%, dated 3/31/10, to be
                repurchased on 4/1/10, at
                $619,051, collateralized by
                $655,000 U.S. Treasury Notes
                3.250%, due 03/31/17
                (market value $654,024)
                (Cost $619,051)     4/1/10        $619,051          $    619,051

Total Investments -- 128.8%
(Cost $237,820,875)++                                                265,917,088
Other Assets & Liabilities, Net -- (28.8)%                          (59,508,493)
                                                                    ------------
NET ASSETS -- 100.0%                                                $206,408,595
                                                                    ============

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                               March 31, 2010
Schedule of Securities Sold Short                                    (Unaudited)


   Shares                                                              Value
   ------                                                              -----
SECURITIES SOLD SHORT -- (28.2)%
Consumer Discretionary -- (4.1)%
    19,215 Aeropostale, Inc. + ..................................   $    553,968
     4,650 American Eagle Outfitters, Inc. ......................         86,118
     7,300 Best Buy Co., Inc. ...................................        310,542
    21,300 Burger King Holdings, Inc. ...........................        452,838
     3,350 Cablevision Systems Corp., Class A ...................         80,869
    13,100 Cheesecake Factory, Inc. (The) + .....................        354,486
     1,500 Choice Hotels International, Inc. ....................         52,215
     6,300 Darden Restaurants, Inc. .............................        280,602
     9,800 Dillard's, Inc., Class A .............................        231,280
     6,000 Dollar Tree, Inc. + ..................................        355,320
     7,200 Family Dollar Stores, Inc. ...........................        263,592
     4,400 Federal Mogul Corp. + ................................         80,784
    26,400 Ford Motor Co. + .....................................        331,848
     2,500 Fortune Brands, Inc. .................................        121,275
     6,060 Gap, Inc. (The) ......................................        140,047
    11,000 Genuine Parts Co. ....................................        464,640
     6,900 H&R Block, Inc. ......................................        122,820
     3,100 Hanesbrands, Inc. + ..................................         86,242
     6,200 International Game Technology ........................        114,390
     3,700 KB Home ..............................................         61,975
    11,800 Lamar Advertising Co., Class A + .....................        405,330
     6,300 Las Vegas Sands Corp. + ..............................        133,245
       300 Liberty Global, Inc., Class A + ......................          8,748
       837 Madison Square Garden, Inc., Class A + ...............         18,188
     4,035 Marriott International, Inc., Class A ................        127,183
     6,400 McDonald's Corp. .....................................        427,008
     2,550 MDC Holdings, Inc. ...................................         88,256
     5,200 NetFlix, Inc. + ......................................        383,448
     3,400 Nordstrom, Inc. ......................................        138,890
     6,100 O'Reilly Automotive, Inc. + ..........................        254,431
     3,300 Sears Holdings Corp. + ...............................        357,819
     5,300 Sherwin-Williams Co. (The) ...........................        358,704
     6,800 Stanley Black & Decker, Inc. .........................        390,388
     2,100 Staples, Inc. ........................................         49,119
     3,200 Tiffany & Co. ........................................        151,968
     2,550 Toll Brothers, Inc. + ................................         53,040
     3,900 Urban Outfitters, Inc. + .............................        148,317
     3,900 Weight Watchers International, Inc. ..................         99,567
     4,940 Wynn Resorts, Ltd. ...................................        374,600
                                                                    ------------
                                                                       8,514,100
                                                                    ------------
Consumer Staples -- (2.5)%
     5,390 Altria Group, Inc. ...................................        110,603
     3,850 Avon Products, Inc. ..................................        130,399
     2,400 British American Tobacco PLC ADR .....................        165,360
     6,000 Brown-Forman Corp., Class B ..........................        356,700
     1,100 Bunge, Ltd. ..........................................         67,793
     1,700 Central European Distribution Corp. + ................         59,517
     1,000 Church & Dwight Co., Inc. ............................         66,950
     1,750 Clorox Co. ...........................................        112,245
     8,480 Corn Products International, Inc. ....................        293,917
     4,700 Costco Wholesale Corp. ...............................        280,637
     2,300 Flowers Foods, Inc. ..................................         56,902
     4,300 General Mills, Inc. ..................................        304,397
     4,300 Hain Celestial Group, Inc. + .........................         74,605
     6,200 Kellogg Co. ..........................................        331,266
     3,710 Kraft Foods, Inc., Class A ...........................        112,190
    14,500 Kroger Co. (The) .....................................        314,070
     7,150 McCormick & Co., Inc. ................................        274,274
     5,150 Mead Johnson Nutrition Co., Class A ..................        267,955
     3,000 PepsiCo, Inc. ........................................        198,480
     1,640 Philip Morris International, Inc. ....................         85,542
     1,850 Ruddick Corp. ........................................         58,534
    14,300 SABMiller PLC ADR ....................................        417,703
    11,900 Sysco Corp. ..........................................        351,050
     2,781 Tootsie Roll Industries, Inc. ........................         75,171



   Shares                                                              Value
   ------                                                              -----
Consumer Staples (continued)
    19,400 Tyson Foods, Inc., Class A ...........................   $    371,510
     4,800 Weis Markets, Inc. ...................................        174,528
     2,400 Whole Foods Market, Inc. + ...........................         86,760
                                                                    ------------
                                                                       5,199,058
                                                                    ------------
Energy -- (2.0)%
     2,550 Baker Hughes, Inc. ...................................        119,442
     3,300 Cabot Oil & Gas Corp. ................................        121,440
    13,500 Chesapeake Energy Corp. ..............................        319,140
     3,350 CNX Gas Corp. + ......................................        127,467
     1,400 Comstock Resources, Inc. + ...........................         44,520
     3,800 ConocoPhillips .......................................        194,446
     1,950 Continental Resources, Inc. + ........................         82,972
     2,700 Diamond Offshore Drilling, Inc. ......................        239,787
     1,600 FMC Technologies, Inc. + .............................        103,408
     4,560 Goodrich Petroleum Corp. + ...........................         71,318
     8,100 Halliburton Co. ......................................        244,053
     2,200 Massey Energy Co. ....................................        115,038
     4,890 National Oilwell Varco, Inc. .........................        198,436
     5,130 Noble Energy, Inc. ...................................        374,490
     3,800 Occidental Petroleum Corp. ...........................        321,252
     1,250 Oceaneering International, Inc. + ....................         79,363
     3,600 Pride International, Inc. + ..........................        108,396
     3,450 Quicksilver Resources, Inc. + ........................         48,542
     5,350 Range Resources Corp. ................................        250,755
     7,400 Rowan Cos., Inc. + ...................................        215,414
     2,200 Schlumberger, Ltd. ...................................        139,612
     1,450 Smith International, Inc. ............................         62,089
     1,800 Ultra Petroleum Corp. + ..............................         83,934
    20,450 W&T Offshore, Inc. ...................................        171,780
    16,900 Weatherford International, Ltd. + ....................        268,034
                                                                    ------------
                                                                       4,105,128
                                                                    ------------
Financials -- (3.6)%
     1,850 Affiliated Managers Group, Inc. + ....................        146,150
     5,070 Aflac, Inc. ..........................................        275,250
    16,420 American International Group, Inc. + .................        560,579
     5,300 Arthur J. Gallagher & Co. ............................        130,115
     2,800 BOK Financial Corp. ..................................        146,832
     2,350 Capitol Federal Financial ............................         88,031
     4,800 CB Richard Ellis Group, Inc., Class A + ..............         76,080
    39,400 Charles Schwab Corp. (The) ...........................        736,386
    10,700 Corporate Office Properties Trust ....................        429,391
     3,100 Eaton Vance Corp. ....................................        103,974
    17,680 Fifth Third Bancorp ..................................        240,271
           Fortress Investment Group LLC,
     7,500 Class A + (a) ........................................         29,925
     1,200 Health Care REIT, Inc. ...............................         54,276
    19,100 Hudson City Bancorp, Inc. ............................        270,456
     2,400 Jefferies Group, Inc. ................................         56,808
     2,500 M&T Bank Corp. .......................................        198,450
     2,700 Mercury General Corp. ................................        118,044
       700 MetLife, Inc. ........................................         30,338
    13,050 Moody's Corp. ........................................        388,238
     5,900 Northern Trust Corp. .................................        326,034
    18,610 NYSE Euronext ........................................        551,042
     5,600 Old Republic International Corp. .....................         71,008
     3,200 Omega Healthcare Investors, Inc. .....................         62,368
     1,500 PartnerRe, Ltd. ......................................        119,580
     7,000 Regency Centers Corp. ................................        262,290
     5,050 Simon Property Group, Inc. ...........................        423,695
     3,950 St. Joe Co. (The) + ..................................        127,782
     1,200 Student Loan Corp. (The) .............................         42,636
     2,650 SunTrust Banks, Inc. .................................         70,994
     2,770 T Rowe Price Group, Inc. .............................        152,156
     7,750 Taubman Centers, Inc. ................................        309,380
     2,100 TD Ameritrade Holding Corp. + ........................         40,026
     6,100 Travelers Cos., Inc. (The) ...........................        329,034

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                               March 31, 2010
Schedule of Securities Sold Short                                    (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Financials (continued)
     4,872 Vornado Realty Trust .................................   $    368,810
     1,950 Waddell & Reed Financial, Inc., Class A ..............         70,278
                                                                    ------------
                                                                       7,406,707
                                                                    ------------
Health Care -- (3.6)%
     4,500 Abbott Laboratories ..................................        237,060
     1,200 Aetna, Inc. ..........................................         42,132
     2,000 Alexion Pharmaceuticals, Inc. + ......................        108,740
     2,250 Allergan, Inc. .......................................        146,970
           Allscripts-Misys Healthcare
     2,550 Solutions, Inc. + ....................................         49,878
     7,100 Amedisys, Inc. + .....................................        392,062
     4,700 AstraZeneca PLC ADR ..................................        210,184
       800 Auxilium Pharmaceuticals, Inc. + .....................         24,928
       600 Baxter International, Inc. ...........................         34,920
     4,500 Beckman Coulter, Inc. ................................        282,600
     1,600 BioMarin Pharmaceutical, Inc. + ......................         37,392
     5,900 Celgene Corp. + ......................................        365,564
     2,500 Cerner Corp. + .......................................        212,650
     3,900 Chemed Corp. .........................................        212,082
     3,900 CIGNA Corp. ..........................................        142,662
     1,600 Community Health Systems, Inc. + .....................         59,088
     1,000 DaVita, Inc. + .......................................         63,400
     2,500 Dendreon Corp. + .....................................         91,175
    14,700 DENTSPLY International, Inc. .........................        512,295
    12,900 Eli Lilly & Co. ......................................        467,238
     9,200 Genoptix, Inc. + .....................................        326,508
     4,500 Genzyme Corp. + ......................................        233,235
     5,900 Gilead Sciences, Inc. + ..............................        268,332
       900 Healthsouth Corp. + ..................................         16,830
     4,100 Henry Schein, Inc. + .................................        241,490
     2,700 Human Genome Sciences, Inc. + ........................         81,540
     1,950 IDEXX Laboratories, Inc. + ...........................        112,222
     5,750 Illumina, Inc. + .....................................        223,675
     1,100 Incyte Corp., Ltd. + .................................         15,356
       600 InterMune, Inc. + ....................................         26,742
       800 Intuitive Surgical, Inc. + ...........................        278,504
     1,450 Laboratory Corp. of America Holdings + ...............        109,779
     2,740 Life Technologies Corp. + ............................        143,220
       700 Masimo Corp. .........................................         18,585
     1,850 McKesson Corp. .......................................        121,582
       700 Mettler-Toledo International, Inc. + .................         76,440
     1,450 Millipore Corp. + ....................................        153,120
     1,500 Myriad Genetics, Inc. + ..............................         36,075
     1,700 Perrigo Co. ..........................................         99,824
       800 Regeneron Pharmaceuticals, Inc. + ....................         21,192
     5,600 Smith & Nephew PLC ADR ...............................        280,336
     4,200 Stryker Corp. ........................................        240,324
       600 Techne Corp. .........................................         38,214
    25,180 Tenet Healthcare Corp. + .............................        144,030
           Teva Pharmaceutical Industries, Ltd.
     3,100 ADR ..................................................        195,548
     2,900 UnitedHealth Group, Inc. .............................         94,743
     6,400 Vertex Pharmaceuticals, Inc. + .......................        261,568
     6,400 Watson Pharmaceuticals, Inc. + .......................        267,328
                                                                    ------------
                                                                       7,819,362
                                                                    ------------
Industrials -- (3.6)%
     2,800 3M Co. ...............................................        233,996
     3,050 Alexander & Baldwin, Inc. ............................        100,802
     3,100 AO Smith Corp. .......................................        162,967
     7,300 Applied Industrial Technologies, Inc. ................        181,405
     1,580 Boeing Co. ...........................................        114,724
     2,000 Carlisle Cos., Inc. ..................................         76,200
     3,200 CH Robinson Worldwide, Inc. ..........................        178,720
     3,750 Cintas Corp. .........................................        105,338
    12,000 Con-way, Inc. ........................................        421,440
     2,950 Covanta Holding Corp. + ..............................         49,147



   Shares                                                              Value
   ------                                                              -----
Industrials (continued)
     7,750 Cummins, Inc. ........................................   $    480,112
           Expeditors International of Washington,
     4,200 Inc. .................................................        155,064
     2,800 Fastenal Co. .........................................        134,372
     2,600 Fluor Corp. ..........................................        120,926
     2,600 GATX Corp. ...........................................         74,490
     2,400 General Dynamics Corp. ...............................        185,280
     5,100 Goodrich Corp. .......................................        359,652
     1,500 Harsco Corp. .........................................         47,910
     9,600 Ingersoll-Rand PLC ...................................        334,752
    17,550 Iron Mountain, Inc. ..................................        480,870
     2,400 Jacobs Engineering Group, Inc. + .....................        108,456
     3,750 JB Hunt Transport Services, Inc. .....................        134,550
     1,100 Kirby Corp. + ........................................         41,965
     3,450 Landstar System, Inc. ................................        144,831
     1,800 Lennox International, Inc. ...........................         79,776
     1,400 Manpower, Inc. .......................................         79,968
     3,100 Navigant Consulting, Inc. + ..........................         37,603
    17,530 PACCAR, Inc. .........................................        759,750
     3,150 Pall Corp. ...........................................        127,544
     1,800 Pentair, Inc. ........................................         64,116
     5,000 Pitney Bowes, Inc. ...................................        122,250
     3,600 Republic Services, Inc., Class A .....................        104,472
    10,380 Robert Half International, Inc. ......................        315,863
     1,300 Rockwell Collins, Inc. ...............................         81,367
     2,500 Roper Industries, Inc. ...............................        144,600
     1,000 Ryder System, Inc. ...................................         38,760
           Spirit Aerosystems Holdings, Inc.,
    17,360 Class A + ............................................        405,877
     3,150 Stericycle, Inc. + ...................................        171,675
    10,700 SunPower Corp., Class A + ............................        202,230
     1,700 Terex Corp. + ........................................         38,607
     2,600 WW Grainger, Inc. ....................................        281,112
                                                                    ------------
                                                                       7,483,539
                                                                    ------------
Information Technology -- (5.1)%
    16,400 Activision Blizzard, Inc. ............................        197,784
    17,350 Akamai Technologies, Inc. + ..........................        544,963
     7,850 ANSYS, Inc. + ........................................        338,649
    10,700 Avnet, Inc. + ........................................        321,000
     9,100 BMC Software, Inc. + .................................        345,800
     8,150 Citrix Systems, Inc. + ...............................        386,880
    14,780 CommVault Systems, Inc. + ............................        315,553
    11,600 Concur Technologies, Inc. + ..........................        475,716
    15,700 Corning, Inc. ........................................        317,297
    17,800 Electronic Arts, Inc. + ..............................        332,148
     9,000 EMC Corp. + ..........................................        162,360
       700 Equinix, Inc. + ......................................         68,138
     7,790 F5 Networks, Inc. + ..................................        479,163
     2,500 Fiserv, Inc. + .......................................        126,900
     3,300 FLIR Systems, Inc. + .................................         93,060
    15,400 Infosys Technologies, Ltd. ADR .......................        906,290
     3,200 Intuit, Inc. + .......................................        109,888
     1,650 Itron, Inc. + ........................................        119,741
     4,650 Linear Technology Corp. ..............................        131,502
     1,000 Mastercard, Inc., Class A ............................        254,000
     8,000 McAfee, Inc. + .......................................        321,040
     4,300 MEMC Electronic Materials, Inc. + ....................         65,919
     4,700 NetApp, Inc. + .......................................        153,032
    10,400 Netlogic Microsystems, Inc. + ........................        306,072
    10,700 Nokia OYJ ADR ........................................        166,278
    11,100 Novellus Systems, Inc. + .............................        277,500
     8,700 NVIDIA Corp. + .......................................        151,206
     1,600 Paychex, Inc. ........................................         49,120
    17,880 QLogic Corp. + .......................................        362,964
    10,300 QUALCOMM, Inc. .......................................        432,497
     3,900 Red Hat, Inc. + ......................................        114,153

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                               March 31, 2010
Schedule of Securities Sold Short                                    (Unaudited)


   Shares                                                              Value
   ------                                                              -----
Information Technology (continued)
     8,800 Salesforce.com, Inc. + ...............................   $    655,160
       500 Sohu.com, Inc. + .....................................         27,300
    11,840 SuccessFactors, Inc. + ...............................        225,434
     1,400 TiVo, Inc. + .........................................         23,968
    19,500 Trimble Navigation, Ltd. + ...........................        560,040
     9,500 VeriSign, Inc. + .....................................        247,095
       700 Visa, Inc., Class A ..................................         63,721
     2,650 VMware, Inc., Class A + ..............................        141,245
     2,400 Western Union Co. (The) ..............................         40,704
     2,500 Zebra Technologies Corp., Class A + ..................         74,000
                                                                    ------------
                                                                      10,485,280
                                                                    ------------
Materials -- (1.1)%
     8,300 Alcoa, Inc. ..........................................        118,192
     1,600 Allegheny Technologies, Inc. .........................         86,384
     2,900 Barrick Gold Corp. ...................................        111,186
     3,700 Bemis Co., Inc. ......................................        106,264
     3,000 Celanese Corp., Ser A, Class A .......................         95,550
     1,150 Ecolab, Inc. .........................................         50,542
     4,500 EI du Pont de Nemours & Co. ..........................        167,580
     4,100 International Paper Co. ..............................        100,901
       700 Intrepid Potash, Inc. + ..............................         21,231
       750 Martin Marietta Materials, Inc. ......................         62,663
     3,500 Monsanto Co. .........................................        249,970
     3,600 Nalco Holding Co. ....................................         87,588
     7,500 Nucor Corp. ..........................................        340,350
     3,300 Owens-Illinois, Inc. + ...............................        117,282
     1,500 Praxair, Inc. ........................................        124,500
     2,050 Sensient Technologies Corp. ..........................         59,573
     5,800 Titanium Metals Corp. + ..............................         96,222
     5,000 Vulcan Materials Co. .................................        236,200
                                                                    ------------
                                                                       2,232,178
                                                                    ------------
Telecommunication Services -- (1.0)%
     5,800 America Movil SAB de CV ADR, Ser L. ..................        291,972
     6,400 American Tower Corp., Class A + ......................        272,704
     5,500 Crown Castle International Corp. + ...................        210,265
    26,600 Frontier Communications Corp. ........................        197,904
           Qwest Communications International,
    62,900 Inc. .................................................        328,338
     2,650 SBA Communications Corp., Class A + ..................         95,586
    17,100 Telephone & Data Systems, Inc. .......................        578,835
     9,300 Windstream Corp. .....................................        101,277
                                                                    ------------
                                                                       2,076,881
                                                                    ------------
Utilities -- (1.4)%
    11,900 American Water Works Co., Inc. .......................        258,944
    17,150 Aqua America, Inc. ...................................        301,326
     3,700 Atmos Energy Corp. ...................................        105,709
    11,500 Calpine Corp. + ......................................        136,735
     7,600 Consolidated Edison, Inc. ............................        338,504
     2,300 Equities Corp. .......................................         94,300
     8,000 Exelon Corp. .........................................        350,480
     1,900 FirstEnergy Corp. ....................................         74,271
    12,700 Integrys Energy Group, Inc. ..........................        601,726
     5,100 NSTAR ................................................        180,642
     4,400 NV Energy, Inc. ......................................         54,252
     6,100 Ormat Technologies, Inc. .............................        171,654
     3,950 Vectren Corp. ........................................         97,644
     1,600 Wisconsin Energy Corp. ...............................         79,056
                                                                    ------------
                                                                       2,845,243
                                                                    ------------
Securities Sold Short (Proceeds $54,010,510)                          58,167,476
                                                                    ------------


+ Non-income  producing security.

ADR -- American Depositary Receipt
LLC -- Limited Liability Company
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

(a) Security considered a Master Limited Partnership. At March 31, 2010, these securities amounted to $29,925 or 0.01% of net assets.

++ At March 31, 2010, the tax basis cost of the Portfolio's investments was $237,820,875, and the unrealized appreciation and depreciation were $29,711,411 and $(1,615,198), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire Large Cap Core 130/30 Fund                               March 31, 2010
                                                                     (Unaudited)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

                                        Level 1           Level 2       Level 3           Total
                                    ---------------------------------------------------------------
Investments in Securities
   Common Stock                     $ 265,298,037      $       --     $       --      $ 265,298,037
   Repurchase Agreement                --                  619,051            --            619,051
                                    ---------------------------------------------------------------
Total Investments in Securities     $ 265,298,037      $   619,051    $       --      $ 265,917,088
                                    ===============================================================

                                        Level 1           Level 2       Level 3           Total
                                    ---------------------------------------------------------------
Liabilities
   Common Stock                     $  58,167,476      $        --    $       --      $  58,167,476
                                    ---------------------------------------------------------------
Total Liabilities                   $  58,167,476      $        --    $       --      $  58,167,476
                                    ===============================================================



WIL-QH-001-0300

Item 2.   Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Mutual Funds, Inc.


By (Signature and Title)                         /s/  Lawrence E. Davanzo
                                                 -------------------------------
                                                 Lawrence E. Davanzo, President
                                                 (principal executive officer)

Date: May 24, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/  Lawrence E. Davanzo
                                                 -------------------------------
                                                 Lawrence E. Davanzo, President
                                                 (principal executive officer)



Date: May 24, 2010

                                                 /s/  Michael Wauters
By (Signature and Title)*                        -------------------------------
                                                 Michael Wauters, Treasurer
                                                 (principal financial officer)


Date: May 24, 2010